SEC File Nos. 002-83847
811-03734

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 38

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 38

EUROPACIFIC GROWTH FUND
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1406
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1406
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California 94111-5994
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2009, pursuant to paragraph (b) of rule 485.

...


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

EuroPacific
Growth Fund/(R)/

 RETIREMENT PLAN
 PROSPECTUS

 May 1, 2009

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
13    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
21    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks, consistent with the fund's investment objective.  Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Your investment in the fund is subject to various risks. Consequently, the fund's portfolio holdings may lose value. Declines in the value of certain stocks held by the fund could be in response to economic, political and/or social events taking place around the world. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies. Further, changes in relationships among global currencies may trigger declines in the value of the fund's holdings. Investing in companies based in developing countries may entail greater risks. Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                           EuroPacific Growth Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999   56.97%
2000  -17.84
2001  -12.18
2002  -13.61
2003   32.91
2004   19.69
2005   21.12
2006   21.87
2007   18.96
2008  -40.53

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                    29.09%  (quarter ended December 31, 1999)
LOWEST                    -19.28%  (quarter ended December 31, 2008)

                                       2

EuroPacific Growth Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                  1 YEAR     5     10     LIFETIME/1/
                                           YEARS  YEARS
----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 4/16/84    -43.94%  3.33%  4.36%     11.05%

                                  1 YEAR     5     LIFETIME/1/
                                           YEARS
---------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/17/02  -41.01%  3.69%      5.19%
 CLASS R-2 -- FIRST SOLD 5/31/02  -41.04   3.69       4.49
 CLASS R-3 -- FIRST SOLD 5/21/02  -40.71   4.21       4.79
 CLASS R-4 -- FIRST SOLD 6/7/02   -40.56   4.51       5.63
 CLASS R-5 -- FIRST SOLD 5/15/02  -40.38   4.81       5.46

                                           1 YEAR     5     10     LIFETIME/2/
                                                    YEARS  YEARS
-------------------------------------------------------------------------------

 INDEXES
 MSCI/(R)/ All Country World Index ex      -45.24%  3.00%  2.27%       N/A
USA/3/
 Lipper International Funds Average/4/     -44.24   1.38   2.15       8.76%
 MSCI EAFE Index/5/                        -43.06   2.10   1.18       8.79

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 MSCI All Country World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United
 States. The index consists of 46 developed and emerging market country indexes.
 This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.
4 Lipper International Funds Average is composed of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market performance, excluding the United States and Canada. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

                                       3

                                           EuroPacific Growth Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                 CLASS  CLASS  CLASS  CLASS  CLASS     CLASS
                        CLASS A   R-1    R-2    R-3    R-4   R-5/3/   R-6/3,4/
-------------------------------------------------------------------------------

 Management fees/1/      0.42%   0.42%  0.42%  0.42%  0.42%  0.42%     0.42%
-------------------------------------------------------------------------------
 Distribution and/or     0.25    1.00   0.75   0.50   0.25   none      none
 service (12b-1)
 fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/       0.12    0.19   0.44   0.19   0.18   0.13      0.08
-------------------------------------------------------------------------------
 Total annual fund       0.79    1.61   1.61   1.11   0.85   0.55      0.50
 operating expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser waived a portion of its management fees from
 September 1, 2004, through December 31, 2008. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class's average net assets annually.
3 Class R-5 and R-6 shares are generally available only to fee-based programs and/or through retirement plan intermediaries.
4 Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund's fiscal year ended
 March 31, 2008.

                                       4

EuroPacific Growth Fund / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6               none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $651    $813     $989      $1,497
--------------------------------------------------------------------
 Class R-1                        164     508      876       1,911
--------------------------------------------------------------------
 Class R-2                        164     508      876       1,911
--------------------------------------------------------------------
 Class R-3                        113     353      612       1,352
--------------------------------------------------------------------
 Class R-4                         87     271      471       1,049
--------------------------------------------------------------------
 Class R-5                         56     176      307         689
--------------------------------------------------------------------
 Class R-6                         51     160      280         628
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                           EuroPacific Growth Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital.  Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. This policy is subject to change only upon 60 days' notice to shareholders. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indexes. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific
Ocean.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may also hold cash, money market instruments and fixed-income securities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash, money market instruments and fixed-income securities could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       6

EuroPacific Growth Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                             5     10
                                  1 YEAR   YEARS  YEARS   LIFETIME/1/
----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 4/16/84    -40.53%  4.56%  4.98%     11.32%

                                             5
                                  1 YEAR   YEARS   LIFETIME/1/
---------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/17/02  -41.01%  3.69%      5.19%
 CLASS R-2 -- FIRST SOLD 5/31/02  -41.04   3.69       4.49
 CLASS R-3 -- FIRST SOLD 5/21/02  -40.71   4.21       4.79
 CLASS R-4 -- FIRST SOLD 6/7/02   -40.56   4.51       5.63
 CLASS R-5 -- FIRST SOLD 5/15/02  -40.38   4.81       5.46

                                         1 YEAR     5     10     LIFETIME/2/
                                                  YEARS  YEARS
-----------------------------------------------------------------------------

 INDEXES
 MSCI All Country World Index ex USA/3/  -45.24%  3.00%  2.27%       N/A
 Lipper International Funds Average/4/   -44.24   1.38   2.15       8.76%
 MSCI EAFE Index/5/                      -43.06   2.10   1.18       8.79

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

3 MSCI All Country World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United
 States. The index consists of 46 developed and emerging market country indexes.
 This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.
4 Lipper International Funds Average is composed of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market performance, excluding the United States and Canada. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

                                       7

                                           EuroPacific Growth Fund / Prospectus

 [begin pie chart]

INDUSTRY SECTOR DIVERSIFICATION AS OF SEPTEMBER 30, 2008 (percent of net assets)

Financials            15.03%
Health care           11.86
Telecommunication     10.42
 services
Consumer               8.19
 discretionary
Energy                 8.11
Bonds & notes          0.06
Preferred stocks       0.04
Other industries      35.10
Short-term securities 11.19
 & other assets
 less liabilities

[end pie chart]

 PERCENT INVESTED BY COUNTRY AS OF SEPTEMBER 30, 2008   PERCENT OF NET ASSETS
-------------------------------------------------------------------------------

 Europe
 Euro zone*                                                     33.1%
------------------------------------------------------------------------------------
 Switzerland                                                     7.7
------------------------------------------------------------------------------------
 United Kingdom                                                  7.2
------------------------------------------------------------------------------------
 Russia                                                          2.7
------------------------------------------------------------------------------------
 Denmark                                                         1.7
------------------------------------------------------------------------------------
 Sweden                                                          1.7
------------------------------------------------------------------------------------
 Norway                                                          0.8
------------------------------------------------------------------------------------
 Turkey                                                          0.3
------------------------------------------------------------------------------------
 Hungary                                                         0.2
------------------------------------------------------------------------------------
 Other Europe                                                    0.2
------------------------------------------------------------------------------------
  Pacific Basin
------------------------------------------------------------------------------------
 Japan                                                           7.5
------------------------------------------------------------------------------------
 Mexico                                                          3.2
------------------------------------------------------------------------------------
 South Korea                                                     2.8
------------------------------------------------------------------------------------
 Canada                                                          2.7
------------------------------------------------------------------------------------
 Taiwan                                                          2.6
------------------------------------------------------------------------------------
 Australia                                                       2.0
------------------------------------------------------------------------------------
 China                                                           1.8
------------------------------------------------------------------------------------
 Hong Kong                                                       1.3
------------------------------------------------------------------------------------
 Singapore                                                       1.0
------------------------------------------------------------------------------------
 Phillipines                                                     0.3
------------------------------------------------------------------------------------
 Other Pacific Basin                                             0.7
------------------------------------------------------------------------------------
 Other
 Brazil                                                          2.9
------------------------------------------------------------------------------------
 India                                                           2.0
------------------------------------------------------------------------------------
 South Africa                                                    1.4
------------------------------------------------------------------------------------
 Israel                                                          0.9
------------------------------------------------------------------------------------
 Other countries                                                 0.1
 Short-term securities & other assets less liabilities          11.2
------------------------------------------------------------------------------------
 Total                                                         100.0%

* Countries using the euro as a common currency are: Austria, Belgium, Cyprus,
 Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the
 Netherlands, Portugal, Slovenia and Spain.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       8

EuroPacific Growth Fund / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended March 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's

                                       9

                                           EuroPacific Growth Fund / Prospectus

portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions. The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       10

EuroPacific Growth Fund / Prospectus


The primary individual portfolio counselors for EuroPacific Growth Fund are:

                                                PRIMARY TITLE WITH             PORTFOLIO
                               PORTFOLIO        INVESTMENT ADVISER             COUNSELOR
 PORTFOLIO COUNSELOR/          COUNSELOR        (OR AFFILIATE)                 ROLE IN
 FUND TITLE                    EXPERIENCE       AND INVESTMENT                 MANAGEMENT
 (IF APPLICABLE)              IN THIS FUND      EXPERIENCE                     OF THE FUND
-----------------------------------------------------------------------------------------------------

 MARK E. DENNING                18 years        Senior Vice President -        Serves as an equity
 President and Trustee      (plus 3 years of    Capital Research Global        portfolio counselor
                            prior experience    Investors
                                 as an
                           investment analyst   Investment professional for
                             for the fund)      27 years, all with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER              25 years        Senior Vice President -        Serves as an equity
 Executive Vice President  (since the fund's    Capital Research Global        portfolio counselor
                               inception)       Investors

                                                Investment professional for
                                                43 years in total;
                                                36 years with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                 8 years         Senior Vice President -        Serves as an equity
 Senior Vice President      (plus 8 years of    Capital World Investors        portfolio counselor
                            prior experience
                                 as an          Investment professional for
                           investment analyst   21 years in total;
                             for the fund)      18 years with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE             15 years        Senior Vice President -        Serves as an equity
 Senior Vice President      (plus 7 years of    Capital World Investors        portfolio counselor
                            prior experience
                                 as an          Investment professional for
                           investment analyst   24 years, all with Capital
                             for the fund)      Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 NICHOLAS J. GRACE              6 years         Senior Vice President -        Serves as an equity
 Vice President             (plus 8 years of    Capital World Investors        portfolio counselor
                            prior experience
                                 as an          Investment professional for
                           investment analyst   19 years in total;
                             for the fund)      15 years with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 ALWYN W. HEONG                 13 years        Senior Vice President -        Serves as an equity
 Vice President             (plus 3 years of    Capital Research Global        portfolio counselor
                            prior experience    Investors
                                 as an
                           investment analyst   Investment professional for
                             for the fund)      21 years in total;
                                                17 years with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 SUNG LEE                       7 years         Senior Vice President -        Serves as an equity
 Vice President             (plus 6 years of    Capital Research Global        portfolio counselor
                            prior experience    Investors
                                 as an
                           investment analyst   Investment professional for
                             for the fund)      15 years, all with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES               3 years         Senior Vice President -        Serves as an equity
                                                Capital World Investors        portfolio counselor

                                                Investment professional for
                                                17 years, all with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------

                                       11

                                           EuroPacific Growth Fund / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       12

EuroPacific Growth Fund / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-6 shares are available for investment by American Funds Target Date Retirement Series/(R)/ and Class R-5
shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell
Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

                                       13

                                           EuroPacific Growth Fund / Prospectus

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

                                       14

EuroPacific Growth Fund / Prospectus


If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions
(including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       15

                                           EuroPacific Growth Fund / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       16

EuroPacific Growth Fund / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

                                       17

                                           EuroPacific Growth Fund / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A, B or C shares on or after January 1,
 2009, unless such plan was invested in Class A, B or C shares prior to that date.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       18

EuroPacific Growth Fund / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       19

                                           EuroPacific Growth Fund / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       20

EuroPacific Growth Fund / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class B,
C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                           EuroPacific Growth Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       22

EuroPacific Growth Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                           EuroPacific Growth Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for Class R-6 shares beginning with the fund's fiscal year ending after the date the share class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial
Highlights table has been audited by Deloitte & Touche LLP (except for the six months ended September 30, 2008), whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund's unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

                                          INCOME FROM INVESTMENT OPERATIONS/2/
                                                           Net
                                                        (losses)
                                                          gains
                                                      on securities
                               Net asset                  (both
                                value,       Net        realized     Total from
                               beginning  investment       and       investment
                               of period    income     unrealized)   operations
---------------------------------------------------------------------------------

CLASS A:
Six months ended 9/30/2008/5/   $46.83      $.70%       $(10.05)      $(9.35)
Year ended 3/31/2008             47.92       .95           2.60         3.55
Year ended 3/31/2007             44.20       .71           6.49         7.20
Year ended 3/31/2006             35.63       .62           9.99        10.61
Year ended 3/31/2005             32.26       .43           3.45         3.88
Year ended 3/31/2004             20.78       .29          11.50        11.79
---------------------------------------------------------------------------------
CLASS R-1:
Six months ended 9/30/2008/5/    45.45       .49          (9.70)       (9.21)
Year ended 3/31/2008             46.71       .49           2.54         3.03
Year ended 3/31/2007             43.29       .28           6.38         6.66
Year ended 3/31/2006             35.04       .26           9.82        10.08
Year ended 3/31/2005             31.89       .11           3.43         3.54
Year ended 3/31/2004             20.67       .04          11.41        11.45
---------------------------------------------------------------------------------
CLASS R-2:
Six months ended 9/30/2008/5/   $45.62      $.50        $ (9.75)      $(9.25)
Year ended 3/31/2008             46.84       .50           2.54         3.04
Year ended 3/31/2007             43.36       .30           6.35         6.65
Year ended 3/31/2006             35.07       .26           9.83        10.09
Year ended 3/31/2005             31.86       .14           3.41         3.55
Year ended 3/31/2004             20.64       .05          11.40        11.45
---------------------------------------------------------------------------------
CLASS R-3:
Six months ended 9/30/2008/5/    46.04       .63          (9.87)       (9.24)
Year ended 3/31/2008             47.20       .78           2.54         3.32
Year ended 3/31/2007             43.64       .52           6.41         6.93
Year ended 3/31/2006             35.23       .46           9.89        10.35
Year ended 3/31/2005             31.96       .30           3.42         3.72
Year ended 3/31/2004             20.68       .15          11.45        11.60
---------------------------------------------------------------------------------
CLASS R-4:
Six months ended 9/30/2008/5/    46.17       .67          (9.89)       (9.22)
Year ended 3/31/2008             47.31       .88           2.60         3.48
Year ended 3/31/2007             43.69       .64           6.45         7.09
Year ended 3/31/2006             35.25       .57           9.91        10.48
Year ended 3/31/2005             31.95       .39           3.44         3.83
Year ended 3/31/2004             20.63       .27          11.41        11.68
---------------------------------------------------------------------------------
CLASS R-5:
Six months ended 9/30/2008/5/    46.86       .75         (10.05)       (9.30)
Year ended 3/31/2008             47.94      1.05           2.63         3.68
Year ended 3/31/2007             44.22       .78           6.53         7.31
Year ended 3/31/2006             35.64       .69          10.02        10.71
Year ended 3/31/2005             32.26       .50           3.47         3.97
Year ended 3/31/2004             20.78       .35          11.51        11.86

                                      DIVIDENDS AND DISTRIBUTIONS

                               Dividends                       Total      Net asset
                               (from net   Distributions     dividends     value,
                               investment      (from            and        end of        Total
                                income)    capital gains)  distributions   period    return/3,4/
----------------------------------------------------------------------------------------------------

CLASS A:
Six months ended 9/30/2008/5/      $--        $   --          $   --       $37.48      (19.97)%
Year ended 3/31/2008             (1.01)        (3.63)          (4.64)       46.83        6.40
Year ended 3/31/2007              (.77)        (2.71)          (3.48)       47.92       16.63
Year ended 3/31/2006              (.72)        (1.32)          (2.04)       44.20       30.25
Year ended 3/31/2005              (.51)           --            (.51)       35.63       12.08
Year ended 3/31/2004              (.31)           --            (.31)       32.26       57.11
----------------------------------------------------------------------------------------------------
CLASS R-1:
Six months ended 9/30/2008/5/       --            --              --        36.24      (20.26)
Year ended 3/31/2008              (.66)        (3.63)          (4.29)       45.45        5.52
Year ended 3/31/2007              (.53)        (2.71)          (3.24)       46.71       15.68
Year ended 3/31/2006              (.51)        (1.32)          (1.83)       43.29       29.16
Year ended 3/31/2005              (.39)           --            (.39)       35.04       11.18
Year ended 3/31/2004              (.23)           --            (.23)       31.89       55.72
----------------------------------------------------------------------------------------------------
CLASS R-2:
Six months ended 9/30/2008/5/      $--        $   --          $   --       $36.37      (20.28)%
Year ended 3/31/2008              (.63)        (3.63)          (4.26)       45.62        5.51
Year ended 3/31/2007              (.46)        (2.71)          (3.17)       46.84       15.66
Year ended 3/31/2006              (.48)        (1.32)          (1.80)       43.36       29.20
Year ended 3/31/2005              (.34)           --            (.34)       35.07       11.17
Year ended 3/31/2004              (.23)           --            (.23)       31.86       55.78
----------------------------------------------------------------------------------------------------
CLASS R-3:
Six months ended 9/30/2008/5/       --            --              --        36.80      (20.07)
Year ended 3/31/2008              (.85)        (3.63)          (4.48)       46.04        6.05
Year ended 3/31/2007              (.66)        (2.71)          (3.37)       47.20       16.20
Year ended 3/31/2006              (.62)        (1.32)          (1.94)       43.64       29.85
Year ended 3/31/2005              (.45)           --            (.45)       35.23       11.68
Year ended 3/31/2004              (.32)           --            (.32)       31.96       56.46
----------------------------------------------------------------------------------------------------
CLASS R-4:
Six months ended 9/30/2008/5/       --            --              --        35.95      (19.97)
Year ended 3/31/2008              (.99)        (3.63)          (4.62)       46.17        6.32
Year ended 3/31/2007              (.76)        (2.71)          (3.47)       47.31       16.61
Year ended 3/31/2006              (.72)        (1.32)          (2.04)       43.69       30.20
Year ended 3/31/2005              (.53)           --            (.53)       35.25       12.04
Year ended 3/31/2004              (.36)           --            (.36)       31.95       57.00
----------------------------------------------------------------------------------------------------
CLASS R-5:
Six months ended 9/30/2008/5/       --            --              --        37.56      (19.85)
Year ended 3/31/2008             (1.13)        (3.63)          (4.76)       46.86        6.64
Year ended 3/31/2007              (.88)        (2.71)          (3.59)       47.94       16.91
Year ended 3/31/2006              (.81)        (1.32)          (2.13)       44.22       30.56
Year ended 3/31/2005              (.59)           --            (.59)       35.64       12.38
Year ended 3/31/2004              (.38)           --            (.38)       32.26       57.49

                                               Ratio of     Ratio of
                                               expenses     expenses
                                              to average   to average
                                              net assets   net assets      Ratio of
                                Net assets,     before        after           net
                                  end of         reim-        reim-        income to
                                  period      bursements/  bursements/      average
                               (in millions)    waivers    waivers/4/    net assets/4/
---------------------------------------------------------------------------------------

CLASS A:
Six months ended 9/30/2008/5/     $43,624        .80%/6/     .76%/6/      3.08%/6/
Year ended 3/31/2008               57,445        .79          .74           1.87
Year ended 3/31/2007               57,407        .79          .75           1.54
Year ended 3/31/2006               50,209        .81          .76           1.58
Year ended 3/31/2005               37,515        .83          .82           1.31
Year ended 3/31/2004               32,759        .87          .87           1.08
---------------------------------------------------------------------------------------
CLASS R-1:
Six months ended 9/30/2008/5/         181       1.59/6/      1.54/6/        2.25/6/
Year ended 3/31/2008                  190       1.61         1.57            .99
Year ended 3/31/2007                  136       1.62         1.58            .61
Year ended 3/31/2006                   66       1.65         1.61            .66
Year ended 3/31/2005                   29       1.72         1.68            .34
Year ended 3/31/2004                    8       1.82         1.71            .15
---------------------------------------------------------------------------------------
CLASS R-2:
Six months ended 9/30/2008/5/     $ 1,059       1.62%/6/    1.58%/6/      2.24%/6/
Year ended 3/31/2008                1,296       1.61         1.57           1.01
Year ended 3/31/2007                1,093       1.67         1.59            .66
Year ended 3/31/2006                  735       1.76         1.60            .68
Year ended 3/31/2005                  375       1.90         1.64            .42
Year ended 3/31/2004                  174       2.08         1.67            .17
---------------------------------------------------------------------------------------
CLASS R-3:
Six months ended 9/30/2008/5/       5,520       1.08/6/      1.04/6/        2.82/6/
Year ended 3/31/2008                7,639       1.11         1.07           1.55
Year ended 3/31/2007                6,918       1.15         1.10           1.14
Year ended 3/31/2006                4,336       1.15         1.11           1.18
Year ended 3/31/2005                2,321       1.18         1.16            .89
Year ended 3/31/2004                1,052       1.29         1.29            .51
---------------------------------------------------------------------------------------
CLASS R-4:
Six months ended 9/30/2008/5/       9,491        .85/6/       .80/6/        2.99/6/
Year ended 3/31/2008               10,970        .85          .81           1.75
Year ended 3/31/2007                8,627        .87          .82           1.41
Year ended 3/31/2006                5,352        .87          .83           1.45
Year ended 3/31/2005                2,668        .90          .88           1.17
Year ended 3/31/2004                1,106        .92          .92            .92
---------------------------------------------------------------------------------------
CLASS R-5:
Six months ended 9/30/2008/5/      17,437        .53/6/       .48/6/        3.30/6/
Year ended 3/31/2008               19,731        .55          .50           2.05
Year ended 3/31/2007               14,993        .57          .52           1.70
Year ended 3/31/2006                9,059        .58          .53           1.74
Year ended 3/31/2005                4,507        .59          .58           1.51
Year ended 3/31/2004                2,473        .61          .61           1.27

                                       24

EuroPacific Growth Fund / Prospectus


[This page is intentionally left blank for this filing.]

                                       25

                                          EuroPacific Growth Fund / Prospectus

                             SIX MONTHS                 YEAR ENDED MARCH 31
                                ENDED
                        SEPTEMBER 30, 2008/5/   2008    2007    2006    2005     2004
---------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES             17%            38%     27%     35%     30%      25%
OF SHARES

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges.
4 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and
 Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
5 Unaudited.
6 Annualized.

                                       26

EuroPacific Growth Fund / Prospectus


NOTES

                                       27

                                           EuroPacific Growth Fund / Prospectus


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-03734
                                     RPGEPR-916-0509P Litho in USA CGD/RRD/8031
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ VINCENT P. CORTI
    VINCENT P. CORTI
    SECRETARY


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

EuroPacific
Growth Fund/(R)/

 RETIREMENT PLAN
 PROSPECTUS

 May 1, 2009

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
13    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
21    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Risk/Return summary

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe and the Pacific Basin.

The fund is designed for investors seeking capital appreciation and diversification through investments in stocks, consistent with the fund's investment objective.  Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

Your investment in the fund is subject to various risks. Consequently, the fund's portfolio holdings may lose value. Declines in the value of certain stocks held by the fund could be in response to economic, political and/or social events taking place around the world. For example, increases in the prices of basic commodities, such as oil or grains, can negatively impact the value of the stocks of certain companies. Further, changes in relationships among global currencies may trigger declines in the value of the fund's holdings. Investing in companies based in developing countries may entail greater risks. Finally, the fund's investment results will depend on the ability of the fund's investment adviser to navigate these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                           EuroPacific Growth Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999   56.97%
2000  -17.84
2001  -12.18
2002  -13.61
2003   32.91
2004   19.69
2005   21.12
2006   21.87
2007   18.96
2008  -40.53

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                    29.09%  (quarter ended December 31, 1999)
LOWEST                    -19.28%  (quarter ended December 31, 2008)

                                       2

EuroPacific Growth Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                  1 YEAR     5     10     LIFETIME/1/
                                           YEARS  YEARS
----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 4/16/84    -43.94%  3.33%  4.36%     11.05%

                                  1 YEAR     5     LIFETIME/1/
                                           YEARS
---------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/17/02  -41.01%  3.69%      5.19%
 CLASS R-2 -- FIRST SOLD 5/31/02  -41.04   3.69       4.49
 CLASS R-3 -- FIRST SOLD 5/21/02  -40.71   4.21       4.79
 CLASS R-4 -- FIRST SOLD 6/7/02   -40.56   4.51       5.63
 CLASS R-5 -- FIRST SOLD 5/15/02  -40.38   4.81       5.46

                                           1 YEAR     5     10     LIFETIME/2/
                                                    YEARS  YEARS
-------------------------------------------------------------------------------

 INDEXES
 MSCI/(R)/ All Country World Index ex      -45.24%  3.00%  2.27%       N/A
USA/3/
 Lipper International Funds Average/4/     -44.24   1.38   2.15       8.76%
 MSCI EAFE Index/5/                        -43.06   2.10   1.18       8.79

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 MSCI All Country World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United
 States. The index consists of 46 developed and emerging market country indexes.
 This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.
4 Lipper International Funds Average is composed of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market performance, excluding the United States and Canada. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

                                       3

                                           EuroPacific Growth Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                 CLASS  CLASS  CLASS  CLASS  CLASS     CLASS
                        CLASS A   R-1    R-2    R-3    R-4   R-5/3/   R-6/3,4/
-------------------------------------------------------------------------------

 Management fees/1/      0.42%   0.42%  0.42%  0.42%  0.42%  0.42%     0.42%
-------------------------------------------------------------------------------
 Distribution and/or     0.25    1.00   0.75   0.50   0.25   none      none
 service (12b-1)
 fees/2/
-------------------------------------------------------------------------------
 Other expenses/1/       0.12    0.19   0.44   0.19   0.18   0.13      0.08
-------------------------------------------------------------------------------
 Total annual fund       0.79    1.61   1.61   1.11   0.85   0.55      0.50
 operating expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser waived a portion of its management fees from
 September 1, 2004, through December 31, 2008. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class's average net assets annually.
3 Class R-5 and R-6 shares are generally available only to fee-based programs and/or through retirement plan intermediaries.
4 Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund's fiscal year ended
 March 31, 2008.

                                       4

EuroPacific Growth Fund / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                   PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6               none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $651    $813     $989      $1,497
--------------------------------------------------------------------
 Class R-1                        164     508      876       1,911
--------------------------------------------------------------------
 Class R-2                        164     508      876       1,911
--------------------------------------------------------------------
 Class R-3                        113     353      612       1,352
--------------------------------------------------------------------
 Class R-4                         87     271      471       1,049
--------------------------------------------------------------------
 Class R-5                         56     176      307         689
--------------------------------------------------------------------
 Class R-6                         51     160      280         628
--------------------------------------------------------------------

* Reflects the maximum initial sales charge.

                                       5

                                           EuroPacific Growth Fund / Prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with long-term growth of capital.  Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. This policy is subject to change only upon 60 days' notice to shareholders. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indexes. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific
Ocean.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

The fund may also hold cash, money market instruments and fixed-income securities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash, money market instruments and fixed-income securities could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       6

EuroPacific Growth Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:

                                             5     10
                                  1 YEAR   YEARS  YEARS   LIFETIME/1/
----------------------------------------------------------------------

 CLASS A -- FIRST SOLD 4/16/84    -40.53%  4.56%  4.98%     11.32%

                                             5
                                  1 YEAR   YEARS   LIFETIME/1/
---------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 6/17/02  -41.01%  3.69%      5.19%
 CLASS R-2 -- FIRST SOLD 5/31/02  -41.04   3.69       4.49
 CLASS R-3 -- FIRST SOLD 5/21/02  -40.71   4.21       4.79
 CLASS R-4 -- FIRST SOLD 6/7/02   -40.56   4.51       5.63
 CLASS R-5 -- FIRST SOLD 5/15/02  -40.38   4.81       5.46

                                         1 YEAR     5     10     LIFETIME/2/
                                                  YEARS  YEARS
-----------------------------------------------------------------------------

 INDEXES
 MSCI All Country World Index ex USA/3/  -45.24%  3.00%  2.27%       N/A
 Lipper International Funds Average/4/   -44.24   1.38   2.15       8.76%
 MSCI EAFE Index/5/                      -43.06   2.10   1.18       8.79

1 Lifetime results for each share class are measured from the date the share class was first sold.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.
3 MSCI All Country World Index ex USA is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United
 States. The index consists of 46 developed and emerging market country indexes.
 This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.
4 Lipper International Funds Average is composed of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
5 MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market performance, excluding the United States and Canada. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

                                       7

                                           EuroPacific Growth Fund / Prospectus

 [begin pie chart]

INDUSTRY SECTOR DIVERSIFICATION AS OF SEPTEMBER 30, 2008 (percent of net assets)

Financials            15.03%
Health care           11.86
Telecommunication     10.42
 services
Consumer               8.19
 discretionary
Energy                 8.11
Bonds & notes          0.06
Preferred stocks       0.04
Other industries      35.10
Short-term securities 11.19
 & other assets
 less liabilities

[end pie chart]

 PERCENT INVESTED BY COUNTRY AS OF SEPTEMBER 30, 2008   PERCENT OF NET ASSETS
-------------------------------------------------------------------------------

 Europe
 Euro zone*                                                     33.1%
------------------------------------------------------------------------------------
 Switzerland                                                     7.7
------------------------------------------------------------------------------------
 United Kingdom                                                  7.2
------------------------------------------------------------------------------------
 Russia                                                          2.7
------------------------------------------------------------------------------------
 Denmark                                                         1.7
------------------------------------------------------------------------------------
 Sweden                                                          1.7
------------------------------------------------------------------------------------
 Norway                                                          0.8
------------------------------------------------------------------------------------
 Turkey                                                          0.3
------------------------------------------------------------------------------------
 Hungary                                                         0.2
------------------------------------------------------------------------------------
 Other Europe                                                    0.2
------------------------------------------------------------------------------------
  Pacific Basin
------------------------------------------------------------------------------------
 Japan                                                           7.5
------------------------------------------------------------------------------------
 Mexico                                                          3.2
------------------------------------------------------------------------------------
 South Korea                                                     2.8
------------------------------------------------------------------------------------
 Canada                                                          2.7
------------------------------------------------------------------------------------
 Taiwan                                                          2.6
------------------------------------------------------------------------------------
 Australia                                                       2.0
------------------------------------------------------------------------------------
 China                                                           1.8
------------------------------------------------------------------------------------
 Hong Kong                                                       1.3
------------------------------------------------------------------------------------
 Singapore                                                       1.0
------------------------------------------------------------------------------------
 Phillipines                                                     0.3
------------------------------------------------------------------------------------
 Other Pacific Basin                                             0.7
------------------------------------------------------------------------------------
 Other
 Brazil                                                          2.9
------------------------------------------------------------------------------------
 India                                                           2.0
------------------------------------------------------------------------------------
 South Africa                                                    1.4
------------------------------------------------------------------------------------
 Israel                                                          0.9
------------------------------------------------------------------------------------
 Other countries                                                 0.1
 Short-term securities & other assets less liabilities          11.2
------------------------------------------------------------------------------------
 Total                                                         100.0%

* Countries using the euro as a common currency are: Austria, Belgium, Cyprus,
 Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the
 Netherlands, Portugal, Slovenia and Spain.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       8

EuroPacific Growth Fund / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended March 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's

                                       9

                                           EuroPacific Growth Fund / Prospectus

portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions. The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within
14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       10

EuroPacific Growth Fund / Prospectus


The primary individual portfolio counselors for EuroPacific Growth Fund are:

                                                PRIMARY TITLE WITH             PORTFOLIO
                               PORTFOLIO        INVESTMENT ADVISER             COUNSELOR
 PORTFOLIO COUNSELOR/          COUNSELOR        (OR AFFILIATE)                 ROLE IN
 FUND TITLE                    EXPERIENCE       AND INVESTMENT                 MANAGEMENT
 (IF APPLICABLE)              IN THIS FUND      EXPERIENCE                     OF THE FUND
-----------------------------------------------------------------------------------------------------

 MARK E. DENNING                18 years        Senior Vice President -        Serves as an equity
 President and Trustee      (plus 3 years of    Capital Research Global        portfolio counselor
                            prior experience    Investors
                                 as an
                           investment analyst   Investment professional for
                             for the fund)      27 years, all with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 STEPHEN E. BEPLER              25 years        Senior Vice President -        Serves as an equity
 Executive Vice President  (since the fund's    Capital Research Global        portfolio counselor
                               inception)       Investors

                                                Investment professional for
                                                43 years in total;
                                                36 years with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 CARL M. KAWAJA                 8 years         Senior Vice President -        Serves as an equity
 Senior Vice President      (plus 8 years of    Capital World Investors        portfolio counselor
                            prior experience
                                 as an          Investment professional for
                           investment analyst   21 years in total;
                             for the fund)      18 years with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE             15 years        Senior Vice President -        Serves as an equity
 Senior Vice President      (plus 7 years of    Capital World Investors        portfolio counselor
                            prior experience
                                 as an          Investment professional for
                           investment analyst   24 years, all with Capital
                             for the fund)      Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 NICHOLAS J. GRACE              6 years         Senior Vice President -        Serves as an equity
 Vice President             (plus 8 years of    Capital World Investors        portfolio counselor
                            prior experience
                                 as an          Investment professional for
                           investment analyst   19 years in total;
                             for the fund)      15 years with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 ALWYN W. HEONG                 13 years        Senior Vice President -        Serves as an equity
 Vice President             (plus 3 years of    Capital Research Global        portfolio counselor
                            prior experience    Investors
                                 as an
                           investment analyst   Investment professional for
                             for the fund)      21 years in total;
                                                17 years with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 SUNG LEE                       7 years         Senior Vice President -        Serves as an equity
 Vice President             (plus 6 years of    Capital Research Global        portfolio counselor
                            prior experience    Investors
                                 as an
                           investment analyst   Investment professional for
                             for the fund)      15 years, all with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES               3 years         Senior Vice President -        Serves as an equity
                                                Capital World Investors        portfolio counselor

                                                Investment professional for
                                                17 years, all with Capital
                                                Research and Management
                                                Company or affiliate
-----------------------------------------------------------------------------------------------------

                                       11

                                           EuroPacific Growth Fund / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       12

EuroPacific Growth Fund / Prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-6 shares are available for investment by American Funds Target Date Retirement Series/(R)/ and Class R-5
shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell
Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

                                       13

                                           EuroPacific Growth Fund / Prospectus

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

                                       14

EuroPacific Growth Fund / Prospectus


If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this "right of reinvestment policy," automatic transactions
(including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus. This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       15

                                           EuroPacific Growth Fund / Prospectus

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       16

EuroPacific Growth Fund / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

                                       17

                                           EuroPacific Growth Fund / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A, B or C shares on or after January 1,
 2009, unless such plan was invested in Class A, B or C shares prior to that date.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       18

EuroPacific Growth Fund / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds money market funds) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       19

                                           EuroPacific Growth Fund / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

                                       20

EuroPacific Growth Fund / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class B,
C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for
Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for
Class R-4 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                           EuroPacific Growth Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       22

EuroPacific Growth Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to shareholders, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                           EuroPacific Growth Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for Class R-6 shares beginning with the fund's fiscal year ending after the date the share class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial
Highlights table has been audited by Deloitte & Touche LLP (except for the six months ended September 30, 2008), whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund's unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

                                          INCOME FROM INVESTMENT OPERATIONS/2/
                                                           Net
                                                        (losses)
                                                          gains
                                                      on securities
                               Net asset                  (both
                                value,       Net        realized     Total from
                               beginning  investment       and       investment
                               of period    income     unrealized)   operations
---------------------------------------------------------------------------------

CLASS A:
Six months ended 9/30/2008/5/   $46.83      $.70%       $(10.05)      $(9.35)
Year ended 3/31/2008             47.92       .95           2.60         3.55
Year ended 3/31/2007             44.20       .71           6.49         7.20
Year ended 3/31/2006             35.63       .62           9.99        10.61
Year ended 3/31/2005             32.26       .43           3.45         3.88
Year ended 3/31/2004             20.78       .29          11.50        11.79
---------------------------------------------------------------------------------
CLASS R-1:
Six months ended 9/30/2008/5/    45.45       .49          (9.70)       (9.21)
Year ended 3/31/2008             46.71       .49           2.54         3.03
Year ended 3/31/2007             43.29       .28           6.38         6.66
Year ended 3/31/2006             35.04       .26           9.82        10.08
Year ended 3/31/2005             31.89       .11           3.43         3.54
Year ended 3/31/2004             20.67       .04          11.41        11.45
---------------------------------------------------------------------------------
CLASS R-2:
Six months ended 9/30/2008/5/   $45.62      $.50        $ (9.75)      $(9.25)
Year ended 3/31/2008             46.84       .50           2.54         3.04
Year ended 3/31/2007             43.36       .30           6.35         6.65
Year ended 3/31/2006             35.07       .26           9.83        10.09
Year ended 3/31/2005             31.86       .14           3.41         3.55
Year ended 3/31/2004             20.64       .05          11.40        11.45
---------------------------------------------------------------------------------
CLASS R-3:
Six months ended 9/30/2008/5/    46.04       .63          (9.87)       (9.24)
Year ended 3/31/2008             47.20       .78           2.54         3.32
Year ended 3/31/2007             43.64       .52           6.41         6.93
Year ended 3/31/2006             35.23       .46           9.89        10.35
Year ended 3/31/2005             31.96       .30           3.42         3.72
Year ended 3/31/2004             20.68       .15          11.45        11.60
---------------------------------------------------------------------------------
CLASS R-4:
Six months ended 9/30/2008/5/    46.17       .67          (9.89)       (9.22)
Year ended 3/31/2008             47.31       .88           2.60         3.48
Year ended 3/31/2007             43.69       .64           6.45         7.09
Year ended 3/31/2006             35.25       .57           9.91        10.48
Year ended 3/31/2005             31.95       .39           3.44         3.83
Year ended 3/31/2004             20.63       .27          11.41        11.68
---------------------------------------------------------------------------------
CLASS R-5:
Six months ended 9/30/2008/5/    46.86       .75         (10.05)       (9.30)
Year ended 3/31/2008             47.94      1.05           2.63         3.68
Year ended 3/31/2007             44.22       .78           6.53         7.31
Year ended 3/31/2006             35.64       .69          10.02        10.71
Year ended 3/31/2005             32.26       .50           3.47         3.97
Year ended 3/31/2004             20.78       .35          11.51        11.86

                                      DIVIDENDS AND DISTRIBUTIONS

                               Dividends                       Total      Net asset
                               (from net   Distributions     dividends     value,
                               investment      (from            and        end of        Total
                                income)    capital gains)  distributions   period    return/3,4/
----------------------------------------------------------------------------------------------------

CLASS A:
Six months ended 9/30/2008/5/      $--        $   --          $   --       $37.48      (19.97)%
Year ended 3/31/2008             (1.01)        (3.63)          (4.64)       46.83        6.40
Year ended 3/31/2007              (.77)        (2.71)          (3.48)       47.92       16.63
Year ended 3/31/2006              (.72)        (1.32)          (2.04)       44.20       30.25
Year ended 3/31/2005              (.51)           --            (.51)       35.63       12.08
Year ended 3/31/2004              (.31)           --            (.31)       32.26       57.11
----------------------------------------------------------------------------------------------------
CLASS R-1:
Six months ended 9/30/2008/5/       --            --              --        36.24      (20.26)
Year ended 3/31/2008              (.66)        (3.63)          (4.29)       45.45        5.52
Year ended 3/31/2007              (.53)        (2.71)          (3.24)       46.71       15.68
Year ended 3/31/2006              (.51)        (1.32)          (1.83)       43.29       29.16
Year ended 3/31/2005              (.39)           --            (.39)       35.04       11.18
Year ended 3/31/2004              (.23)           --            (.23)       31.89       55.72
----------------------------------------------------------------------------------------------------
CLASS R-2:
Six months ended 9/30/2008/5/      $--        $   --          $   --       $36.37      (20.28)%
Year ended 3/31/2008              (.63)        (3.63)          (4.26)       45.62        5.51
Year ended 3/31/2007              (.46)        (2.71)          (3.17)       46.84       15.66
Year ended 3/31/2006              (.48)        (1.32)          (1.80)       43.36       29.20
Year ended 3/31/2005              (.34)           --            (.34)       35.07       11.17
Year ended 3/31/2004              (.23)           --            (.23)       31.86       55.78
----------------------------------------------------------------------------------------------------
CLASS R-3:
Six months ended 9/30/2008/5/       --            --              --        36.80      (20.07)
Year ended 3/31/2008              (.85)        (3.63)          (4.48)       46.04        6.05
Year ended 3/31/2007              (.66)        (2.71)          (3.37)       47.20       16.20
Year ended 3/31/2006              (.62)        (1.32)          (1.94)       43.64       29.85
Year ended 3/31/2005              (.45)           --            (.45)       35.23       11.68
Year ended 3/31/2004              (.32)           --            (.32)       31.96       56.46
----------------------------------------------------------------------------------------------------
CLASS R-4:
Six months ended 9/30/2008/5/       --            --              --        35.95      (19.97)
Year ended 3/31/2008              (.99)        (3.63)          (4.62)       46.17        6.32
Year ended 3/31/2007              (.76)        (2.71)          (3.47)       47.31       16.61
Year ended 3/31/2006              (.72)        (1.32)          (2.04)       43.69       30.20
Year ended 3/31/2005              (.53)           --            (.53)       35.25       12.04
Year ended 3/31/2004              (.36)           --            (.36)       31.95       57.00
----------------------------------------------------------------------------------------------------
CLASS R-5:
Six months ended 9/30/2008/5/       --            --              --        37.56      (19.85)
Year ended 3/31/2008             (1.13)        (3.63)          (4.76)       46.86        6.64
Year ended 3/31/2007              (.88)        (2.71)          (3.59)       47.94       16.91
Year ended 3/31/2006              (.81)        (1.32)          (2.13)       44.22       30.56
Year ended 3/31/2005              (.59)           --            (.59)       35.64       12.38
Year ended 3/31/2004              (.38)           --            (.38)       32.26       57.49

                                               Ratio of     Ratio of
                                               expenses     expenses
                                              to average   to average
                                              net assets   net assets      Ratio of
                                Net assets,     before        after           net
                                  end of         reim-        reim-        income to
                                  period      bursements/  bursements/      average
                               (in millions)    waivers    waivers/4/    net assets/4/
---------------------------------------------------------------------------------------

CLASS A:
Six months ended 9/30/2008/5/     $43,624        .80%/6/     .76%/6/      3.08%/6/
Year ended 3/31/2008               57,445        .79          .74           1.87
Year ended 3/31/2007               57,407        .79          .75           1.54
Year ended 3/31/2006               50,209        .81          .76           1.58
Year ended 3/31/2005               37,515        .83          .82           1.31
Year ended 3/31/2004               32,759        .87          .87           1.08
---------------------------------------------------------------------------------------
CLASS R-1:
Six months ended 9/30/2008/5/         181       1.59/6/      1.54/6/        2.25/6/
Year ended 3/31/2008                  190       1.61         1.57            .99
Year ended 3/31/2007                  136       1.62         1.58            .61
Year ended 3/31/2006                   66       1.65         1.61            .66
Year ended 3/31/2005                   29       1.72         1.68            .34
Year ended 3/31/2004                    8       1.82         1.71            .15
---------------------------------------------------------------------------------------
CLASS R-2:
Six months ended 9/30/2008/5/     $ 1,059       1.62%/6/    1.58%/6/      2.24%/6/
Year ended 3/31/2008                1,296       1.61         1.57           1.01
Year ended 3/31/2007                1,093       1.67         1.59            .66
Year ended 3/31/2006                  735       1.76         1.60            .68
Year ended 3/31/2005                  375       1.90         1.64            .42
Year ended 3/31/2004                  174       2.08         1.67            .17
---------------------------------------------------------------------------------------
CLASS R-3:
Six months ended 9/30/2008/5/       5,520       1.08/6/      1.04/6/        2.82/6/
Year ended 3/31/2008                7,639       1.11         1.07           1.55
Year ended 3/31/2007                6,918       1.15         1.10           1.14
Year ended 3/31/2006                4,336       1.15         1.11           1.18
Year ended 3/31/2005                2,321       1.18         1.16            .89
Year ended 3/31/2004                1,052       1.29         1.29            .51
---------------------------------------------------------------------------------------
CLASS R-4:
Six months ended 9/30/2008/5/       9,491        .85/6/       .80/6/        2.99/6/
Year ended 3/31/2008               10,970        .85          .81           1.75
Year ended 3/31/2007                8,627        .87          .82           1.41
Year ended 3/31/2006                5,352        .87          .83           1.45
Year ended 3/31/2005                2,668        .90          .88           1.17
Year ended 3/31/2004                1,106        .92          .92            .92
---------------------------------------------------------------------------------------
CLASS R-5:
Six months ended 9/30/2008/5/      17,437        .53/6/       .48/6/        3.30/6/
Year ended 3/31/2008               19,731        .55          .50           2.05
Year ended 3/31/2007               14,993        .57          .52           1.70
Year ended 3/31/2006                9,059        .58          .53           1.74
Year ended 3/31/2005                4,507        .59          .58           1.51
Year ended 3/31/2004                2,473        .61          .61           1.27

                                       24

EuroPacific Growth Fund / Prospectus


[This page is intentionally left blank for this filing.]

                                       25

                                          EuroPacific Growth Fund / Prospectus

                             SIX MONTHS                 YEAR ENDED MARCH 31
                                ENDED
                        SEPTEMBER 30, 2008/5/   2008    2007    2006    2005     2004
---------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES             17%            38%     27%     35%     30%      25%
OF SHARES

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges.

4 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reduced fees for investment advisory services. In addition, during some of the periods shown, Capital Research and
 Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
5 Unaudited.
6 Annualized.

                                       26

EuroPacific Growth Fund / Prospectus


NOTES

                                       27

                                           EuroPacific Growth Fund / Prospectus


[logo - American Funds /(R)/]          The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-03734
                                     RPGEPR-916-0509P Litho in USA CGD/RRD/8031
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust


                            EUROPACIFIC GROWTH FUND

                                     Part B
                      Statement of Additional Information

                                May 1, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus of EuroPacific Growth Fund (the "fund" or "EUPAC") dated July
30, 2008 or retirement plan prospectus of the fund dated May 1, 2009. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                            EuroPacific Growth Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                       EuroPacific Growth Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

INVESTMENT OBJECTIVE

..    Generally, the fund will invest at least 80% of its assets in securities of issuers domiciled in Europe and the Pacific Basin. This policy is subject to change only upon 60 days' notice to shareholders. Various factors will be considered when determining whether a country is part of Europe, including whether a country is part of the MSCI European indices. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.

..    Although the United States is considered part of the Pacific Basin, the fund will normally not purchase equity securities of issuers domiciled in the United States. The fund will, however, hold cash and purchase cash equivalents issued by U.S. issuers and treat them as Pacific Basin assets.

..    The fund invests primarily in the stocks of companies located outside the
     United States. The fund may invest a portion of its assets in companies located in developing countries.

DEBT SECURITIES

..    The fund may invest up to 5% of its assets in straight debt securities
     (i.e., not convertible into equity) rated Baa1 or below by Moody's
     Investors Service ("Moody's") and BBB+ or below by Standard & Poor's
     Corporation ("S&P") or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company (the
     "investment adviser").

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities.

                       EuroPacific Growth Fund -- Page 2

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy;
greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, may have restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries.
The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

                       EuroPacific Growth Fund -- Page 3

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

                       EuroPacific Growth Fund -- Page 4

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

                       EuroPacific Growth Fund -- Page 5

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include the Government National
     Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the
     Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank),
     the Overseas Private Investment Corporation (OPIC), the Commodity Credit
     Corporation (CCC) and the Small Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it

                       EuroPacific Growth Fund -- Page 6

may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The fund has no current intention of investing in inflation-index bonds issued by corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index.

                       EuroPacific Growth Fund -- Page 7

For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

The fund's portfolio turnover rates for the fiscal years ended March 31, 2008 and 2007 were 38% and 27%, respectively. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

                       EuroPacific Growth Fund -- Page 8

The fund may not:

1.   Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of the total assets, the fund may exceed the 5% limitation with regards to investments in the securities of any one foreign government);

2.   Invest in companies for the purpose of exercising control or management;

3.   Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4.   Invest more than 5% of its total assets in the securities of other investment companies; such investments shall be limited to 3% of the voting stock of any investment company provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers'
commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

5.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

6.   Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that entering into foreign currency contracts shall not be prohibited by this restriction;

7.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8.   Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

9.   Purchase securities on margin;

10.  Issue senior securities or borrow money, except as permitted by the 1940
Act, as amended or any rule thereunder, any Securities and Exchange Commission
("SEC") or SEC staff interpretations thereof or any exceptions therefrom which may be granted by the SEC;

11.  Mortgage, pledge or hypothecate its total assets to any extent;

12.  Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

13.  Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

                       EuroPacific Growth Fund -- Page 9

14.  Invest in puts, calls, straddles or spreads, or combinations thereof; or

15.  Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies may be changed without shareholder approval:

1.   As to 75% of the fund's total assets, investments in any one issuer will be limited to no more than 10% of the voting securities of such issuer;

2.   The fund does not currently intend to engage in an ongoing or regular securities lending program;

3.   The fund will only borrow for temporary or emergency purposes and not for investment in securities; and

4.   The fund may not invest more than 15% of the value of its net assets in illiquid securities.

5.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                       EuroPacific Growth Fund -- Page 10

                             MANAGEMENT OF THE FUND

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                    NUMBER OF
 POSITION WITH FUND                                             PORTFOLIOS/3/
 (YEAR FIRST ELECTED              PRINCIPAL OCCUPATION(S)         OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A TRUSTEE/2/)                  DURING PAST FIVE YEARS        BY TRUSTEE              BY TRUSTEE
-------------------------------------------------------------------------------------------------------------

 Elisabeth Allison, 62         Partner, ANZI, Ltd.                    3         Helicos BioSciences
 Trustee (1991)                (transactional work,                             Corporation
                               specializing in joint ventures
                               and strategic alliances);
                               Business negotiator, Harvard
                               Medical School
-------------------------------------------------------------------------------------------------------------
 Vanessa C.L. Chang, 56        Director, EL & EL Investments          3         Edison International
 Trustee (2005)                (real estate); former
                               President and CEO,
                               ResolveItNow.com
                               (insurance-related Internet
                               company); former Senior Vice
                               President, Secured Capital
                               Corporation (real estate
                               investment bank); former
                               Partner, KPMG LLP (independent
                               registered public accounting
                               firm)
-------------------------------------------------------------------------------------------------------------
 Nicholas Donatiello, Jr.      President and CEO, Odyssey             3         Dolby Laboratories, Inc.
 48                            Ventures, Inc. (market
 Trustee (2008)                research and strategy
                               consulting firm)
-------------------------------------------------------------------------------------------------------------
 Robert A. Fox, 72             Managing General Partner, Fox          8         Chemtura Corporation
 Trustee (1984)                Investments LP; corporate
                               director; retired President
                               and CEO, Foster Farms (poultry
                               producer)
-------------------------------------------------------------------------------------------------------------
 Koichi Itoh, 68               Executive Chairman of the              5         None
 Trustee (1994)                Board, Itoh Building Co., Ltd.
                               (building management); former
                               President, Autosplice KK
                               (electronics)
-------------------------------------------------------------------------------------------------------------
 William H. Kling,/5/ 67       President and CEO, American            7         Irwin Financial Corporation
 Trustee (1987)                Public Media Group

-------------------------------------------------------------------------------------------------------------
 John G. McDonald, 71          Stanford Investors Professor,          9         iStar Financial, Inc.;
 Trustee (1984)                Graduate School of Business,                     Plum Creek Timber Co.;
                               Stanford University                              Scholastic Corporation;
                                                                                Varian, Inc.
-------------------------------------------------------------------------------------------------------------
 William I. Miller, 53         Chairman of the Board and CEO,         3         Cummins, Inc.
 Chairman of the Board         Irwin Financial Corporation
 (Independent and
 Non-Executive) (1992)
-------------------------------------------------------------------------------------------------------------
 Alessandro Ovi, 65            Publisher and Editor,                  3         Enia SpA;
 Trustee (2002)                Technology Review; President,                    Guala Closures SpA;
                               TechRev.srl; former Special                      Landi Renzo SpA;
                               Advisor to the Italian Prime                     ST Microelectronics SNV;
                               Minister; former Special                         Telecom Italia Media SpA
                               Advisor to the President of
                               the European Commission

-------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton, 69         Chairman of the Board and CEO,         7         None
 Trustee (1996)                Cairnwood, Inc. (venture
                               capital investment)
-------------------------------------------------------------------------------------------------------------
 Rozanne L. Ridgway, 73        Director of companies; Chair           3         Emerson Electric;
 Trustee (2005)                (non-executive),                                 Sara Lee Corporation
                               Baltic-American Enterprise
                               Fund
-------------------------------------------------------------------------------------------------------------

                       EuroPacific Growth Fund -- Page 11

 "INTERESTED" TRUSTEES/6,7/

                                 PRINCIPAL OCCUPATION(S)
                                  DURING PAST FIVE YEARS
 NAME, AGE AND                        AND POSITIONS              NUMBER OF
 POSITION WITH FUND           HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED           OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A TRUSTEE/OFFICER/2/)              OF THE FUND              BY TRUSTEE             BY TRUSTEE
-----------------------------------------------------------------------------------------------------------

 Gina H. Despres, 67          Senior Vice President, Capital         4         None
 Vice Chairman of the         Research and Management
 Board (1999)                 Company; Senior Vice
                              President, Capital Strategy
                              Research, Inc.*
-----------------------------------------------------------------------------------------------------------
 Mark E. Denning, 51          Senior Vice President -                1         None
 President (1994)             Capital Research Global
                              Investors, Capital Research
                              Company*;Director, Capital
                              Research and Management
                              Company; Director, Capital
                              International Limited*
-----------------------------------------------------------------------------------------------------------

                       EuroPacific Growth Fund -- Page 12

OTHER OFFICERS/7/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 Stephen E. Bepler,     Senior Vice President - Capital Research Global
 66                     Investors, Capital Research Company*
 Executive Vice
 President (1984)
-------------------------------------------------------------------------------
 Carl M. Kawaja, 44     Senior Vice President - Capital World Investors,
 Senior Vice            Capital Research and Management Company; Director,
 President (2003)       Capital Research and Management Company; Director,
                        Capital International, Inc.*; Director, Capital
                        International Asset Management, Inc.*
-------------------------------------------------------------------------------
 Robert W. Lovelace,    Senior Vice President - Capital World Investors,
 46                     Capital Research and Management Company; Executive Vice
 Senior Vice            President and Director, Capital Research and Management
 President (1996)       Company
-------------------------------------------------------------------------------
 Michael J. Thawley,    Senior Vice President, Capital Research and Management
 59                     Company; Senior Vice President, Capital Strategy
 Senior Vice            Research, Inc.*; former Australian Ambassador to the
 President (2007)       United States
-------------------------------------------------------------------------------
 Michael J. Downer,     Senior Vice President, Secretary and Coordinator of
 54                     Legal and Compliance, Capital Research and Management
 Vice President         Company; Director, American Funds Distributors, Inc.*;
 (2004)                 Director, Capital Bank and Trust Company*
-------------------------------------------------------------------------------
 Nicholas J. Grace,     Senior Vice President - Capital World Investors,
 43                     Capital Research Company*
 Vice President
 (2004)
-------------------------------------------------------------------------------
 Alwyn W. Heong, 49     Senior Vice President - Capital Research Global
 Vice President         Investors, Capital Research Company*
 (1998)
-------------------------------------------------------------------------------
 Sung Lee, 42           Senior Vice President - Capital Research Global
 Vice President         Investors, Capital Research Company*; Director, The
 (2003)                 Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Vincent P. Corti, 52   Vice President - Fund Business Management Group,
 Secretary (1984)       Capital Research and Management Company
-------------------------------------------------------------------------------
 Bryan K. Nielsen, 36    Vice President, Capital Guardian Trust Company*; Vice
 Treasurer (2008)        President, Capital International, Inc.*
-------------------------------------------------------------------------------
 Tanya Schneider, 36    Assistant Vice President - Fund Business Management
 Assistant Secretary    Group, Capital Research and Management Company
 (2007)
-------------------------------------------------------------------------------
 Jennifer M.            Vice President - Fund Business Management Group,
 Buchheim, 35           Capital Research and Management Company
 Assistant Treasurer
 (2008)
-------------------------------------------------------------------------------
 R. Marcia Gould, 54    Vice President - Fund Business Management Group,
 Assistant Treasurer    Capital Research and Management Company
 (1993)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

1 The term "independent" trustee refers to a trustee who is not an "interested person" of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance

                       EuroPacific Growth Fund -- Page 13

 Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds
 Target Date Retirement Series,(R)/ /Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5 During the past two years, Gordon Crawford (Senior Vice President, Capital
 Research Global Investors, Capital Research and Management Company and
 Director, The Capital Group Companies, Inc.) has been a trustee of Southern
 California Public Radio, where Mr. Kling serves as a trustee and as Second Vice
 Chair. Mr. Crawford does not participate in decisions directly related to Mr.
 Kling's status or compensation.
6 "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
7 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                       EuroPacific Growth Fund -- Page 14

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2008:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/1/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          TRUSTEES
                                         DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                            OF SHARES       RANGE/1 /OF     COMPENSATION/2/
                                            OWNED IN        INDEPENDENT      ALLOCATED TO
                                            ALL FUNDS        TRUSTEES          ALL FUNDS
                                             IN THE          DEFERRED           WITHIN
                        DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/2/   AMERICAN FUNDS
                            OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
         NAME            SHARES OWNED      BY TRUSTEE         TO FUND         BY TRUSTEE
--------------------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
--------------------------------------------------------------------------------------------
 Elisabeth Allison       Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Vanessa C.L. Chang        $10,001 -      Over $100,000         N/A               N/A
                            $50,000
--------------------------------------------------------------------------------------------
 Nicholas Donatiello,      $10,001 -        $10,001 -           N/A               N/A
 Jr.                        $50,000          $50,000
--------------------------------------------------------------------------------------------
 Robert A. Fox          Over $100,000     Over $100,000    Over $100,000     Over $100,000
--------------------------------------------------------------------------------------------
 Koichi Itoh             Over $100,000    Over $100,000    Over $100,000     Over $100,000
--------------------------------------------------------------------------------------------
 William H. Kling          $50,001 -      Over $100,000         N/A               N/A
                           $100,000
--------------------------------------------------------------------------------------------
 John G. McDonald        Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 William I. Miller       Over $100,000    Over $100,000    Over $100,000     Over $100,000
--------------------------------------------------------------------------------------------
 Alessandro Ovi            $50,001 -      Over $100,000      $10,001 -     $10,001 - $50,000
                           $100,000                           $50,000
--------------------------------------------------------------------------------------------
 Kirk P. Pendleton       Over $100,000    Over $100,000    Over $100,000     Over $100,000
--------------------------------------------------------------------------------------------
 Rozanne L. Ridgway      $1 - $10,000        $50,001 -     Over $100,000     Over $100,000
                                            $100,000
--------------------------------------------------------------------------------------------

                       EuroPacific Growth Fund -- Page 15

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME                 SHARES OWNED                  BY TRUSTEE
-----------------------------------------------------------------------------

 "INTERESTED" TRUSTEES
-----------------------------------------------------------------------------
 Mark E.                        None                         None
 Denning/3/
-----------------------------------------------------------------------------
 Gina H. Despres            $1 - $10,000                Over $100,000
-----------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.

2 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.
3 Trustee resides outside the United States. As such, tax considerations may adversely influence his or her ability to own shares of the fund.

TRUSTEE COMPENSATION -- No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent trustee an annual fee, which ranges from $10,000 to $20,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

                       EuroPacific Growth Fund -- Page 16

TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED MARCH 31, 2008

                                                                                                       TOTAL COMPENSATION (INCLUDING
                                                                                                           VOLUNTARILY DEFERRED
                                                                                                             COMPENSATION/1/)
                                                                            AGGREGATE COMPENSATION       FROM ALL FUNDS MANAGED BY
                                                                            (INCLUDING VOLUNTARILY         CAPITAL RESEARCH AND
                                                                           DEFERRED COMPENSATION/1/)            MANAGEMENT
                                  NAME                                           FROM THE FUND         COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Elisabeth Allison                                                                  $36,833                      $107,500
------------------------------------------------------------------------------------------------------------------------------------
 Vanessa C.L. Chang                                                                  37,917                       110,500
------------------------------------------------------------------------------------------------------------------------------------
 Nicholas Donatiello, Jr./4/                                                           None                          None
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox/3/                                                                    28,486                       271,000
------------------------------------------------------------------------------------------------------------------------------------
 Koichi Itoh/3/                                                                      28,000                       176,500
------------------------------------------------------------------------------------------------------------------------------------
 William H. Kling                                                                    27,358                       285,125
------------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald/3/                                                                 32,375                       358,250
------------------------------------------------------------------------------------------------------------------------------------
 William I. Miller/3/                                                                39,167                       117,500
------------------------------------------------------------------------------------------------------------------------------------
 Alessandro Ovi                                                                      32,833                        98,500
------------------------------------------------------------------------------------------------------------------------------------
 Kirk Pendleton/3/                                                                   30,030                       271,199
------------------------------------------------------------------------------------------------------------------------------------
 Rozanne L. Ridgway/3/                                                               36,333                       106,000
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended March 31, 2008 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2008 fiscal year for participating trustees is as follows: Robert A. Fox ($958,056),
 Koichi Itoh ($664,702), John G. McDonald ($545,596), William I. Miller
 ($365,646), Kirk P. Pendleton ($664,064) and Rozanne L. Ridgway ($148,896).
 Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.
4 Nicholas Donatiello, Jr. was elected on December 16, 2008.

As of March 1, 2009, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF TRUSTEES -- The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 17, 1983. Although the board of trustees has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance

                       EuroPacific Growth Fund -- Page 17

with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's declaration of trust and by-laws as well as separate indemnification agreements that the fund has entered into with independent trustees provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The fund has an audit committee comprised of Elisabeth Allison, Vanessa C.L. Chang, Nicholas Donatiello, Jr., Koichi Itoh,
and Rozanne L. Ridgway, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of trustees. Six audit committee meetings were held during the 2008 fiscal year.

The fund has a governance and contracts committee comprised of Elisabeth
Allison, Vanessa C.L. Chang, Nicholas Donatiello, Jr., Robert A. Fox, Koichi
Itoh, William H. Kling, John G. McDonald, William I. Miller, Alessandro Ovi,
Kirk P. Pendleton and Rozanne L. Ridgway, none of whom is an "interested person"
of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to

                       EuroPacific Growth Fund -- Page 18

evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services
Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the
1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One governance and contracts committee meeting was held during the 2008 fiscal year.

The fund has a nominating committee comprised of Robert A. Fox, William H.
Kling, John G. McDonald, Alessandro Ovi and Kirk P. Pendleton, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Two nominating committee meetings were held during the 2008 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds
(including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

                       EuroPacific Growth Fund -- Page 19

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

                       EuroPacific Growth Fund -- Page 20

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on March 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Edward D. Jones & Co.                       Record     Class A         8.40%
 Omnibus Account                                        Class B         5.65
 Maryland Heights, MO
-------------------------------------------------------------------------------
 First Clearing, LLC                         Record     Class A         6.48
 Custody Account                                        Class B        10.46
 Glen Allen, VA                                         Class C        11.33
                                                        Class F-1       8.56
-------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.              Record     Class B         7.37
 Omnibus Account                                        Class C        19.77
 New York, NY                                           Class F-1       9.88
-------------------------------------------------------------------------------
 Merrill Lynch                               Record     Class B         5.02
 Omnibus Account                                        Class C        17.49
 Jacksonville, FL                                       Class R-4      14.44
-------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                  Record     Class F-1      10.31
 Custody Account                                        Class F-2      27.08
 San Francisco. CA                                      Class R-4       5.60
                                                        Class R-5       5.49
-------------------------------------------------------------------------------
 Morgan Stanley & Co., Inc.                  Record     Class F-1       5.43
 Omnibus Account
 Jersey City, NJ
-------------------------------------------------------------------------------
 NFS, LLC FEBO                               Record     Class F-2       5.37
 Trust Co. of Oxford                        Beneficial
 Indianapolis, IN
-------------------------------------------------------------------------------
 Hartford Life Insurance Co. Separate        Record     Class R-1      37.54
 Account                                    Beneficial
 401K Plan
 Hartford, CT
-------------------------------------------------------------------------------
 Church of God                               Record     Class R-1       8.05
 Des Moines, IA
-------------------------------------------------------------------------------
 ING Life Insurance & Annuity                Record     Class R-3       8.12
 Hartford, CT
-------------------------------------------------------------------------------
 Great-West Life & Annuity Insurance Co.     Record     Class R-3       6.19
 Greenwood Village, CO
-------------------------------------------------------------------------------
 NFS, LLC FEBO                               Record     Class R-4       8.23
 401K Plans                                 Beneficial  Class R-5      11.53
 Covington, KY
-------------------------------------------------------------------------------

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

                       EuroPacific Growth Fund -- Page 21

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: MSCI All Country World
Index ex-USA and Lipper International Funds Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                       EuroPacific Growth Fund -- Page 22

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF MARCH 31, 2008:

                                         NUMBER             NUMBER
                                        OF OTHER           OF OTHER          NUMBER
                                       REGISTERED           POOLED          OF OTHER
                                       INVESTMENT         INVESTMENT        ACCOUNTS
                                    COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                                       FOR WHICH          FOR WHICH         PORTFOLIO
                                       PORTFOLIO          PORTFOLIO         COUNSELOR
                     DOLLAR RANGE      COUNSELOR          COUNSELOR       IS A MANAGER
                       OF FUND        IS A MANAGER       IS A MANAGER      (ASSETS OF
     PORTFOLIO          SHARES      (ASSETS OF RICS    (ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR         OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
------------------------------------------------------------------------------------------

 Mark E. Denning       None/5/        5       $256.7      1      $0.11         None
-------------------------------------------------------------------------------------------
 Stephen E. Bepler       Over         2       $181.4         None              None
                      $1,000,000
-------------------------------------------------------------------------------------------
 Carl M. Kawaja       $500,001 -      3       $174.6      1      $1.02         None
                      $1,000,000
-------------------------------------------------------------------------------------------
 Robert W.               Over         3       $174.6      1      $1.02         None
 Lovelace             $1,000,000
-------------------------------------------------------------------------------------------
 Nicholas J. Grace    $50,001 -       2       $102.9         None              None
                       $100,000
-------------------------------------------------------------------------------------------
 Alwyn W. Heong       $100,001 -      3       $225.6         None              None
                       $500,000
-------------------------------------------------------------------------------------------
 Sung Lee             $100,001 -      2       $208.0         None              None
                       $500,000
-------------------------------------------------------------------------------------------
 Jonathan Knowles     $100,001 -      1       $ 22.6         None              None
                       $500,000
-------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund has an advisory fee that is based on the performance of the fund.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5 Portfolio counselor resides outside the United States. As such, tax considerations may adversely influence his or her ability to own shares of the fund.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the

                       EuroPacific Growth Fund -- Page 23

outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the
Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment
(as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent trustees; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rate of 0.69% on the first $500 million of the fund's average net assets, 0.59% of such net assets in excess of
$500 million but not exceeding $1.0 billion, 0.53% of such net assets in excess of $1.0 billion but not exceeding $1.5 billion, 0.50% of such net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.48% of such net assets in excess of $2.5 billion but not exceeding $4.0 billion, 0.47% of such net assets in excess of $4.0 billion but not exceeding $6.5 billion, 0.46% of such net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.45% of such net assets in excess of $10.5 billion but not exceeding $17 billion, 0.44%
of such net assets in excess of $17 billion but not exceeding $21 billion, 0.43%
of such net assets in excess of $21 billion but not exceeding $27 billion,
0.425% of such net assets in excess of $27 billion but not exceeding $34 billion, 0.42% of such net assets in excess of $34 billion but not exceeding $44 billion, 0.415% of such net assets in excess of $44 billion but not exceeding
$55 billion, 0.410% of such net assets in excess of $55 billion but not exceeding $71 billion, 0.405% of such net assets in excess of $71 billion but not exceeding $89 billion, 0.40% of such net assets in excess of $89 billion but not exceeding $115 billion, and 0.397% of such net assets in excess of $115 billion.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will

                       EuroPacific Growth Fund -- Page 24

be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended March 31, 2008, 2007 and 2006, the investment adviser was entitled to receive from the fund management fees of $487,787,000,
$387,385,000 and $279,176,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of $438,939,000 (a reduction of $48,848,000), $348,593,000 (a reduction of $38,792,000) and $251,258,000 (a reduction of $27,918,000) for the fiscal years ended March 31, 2008, 2007 and 2006, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January
1, 2009.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until
December 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent trustees. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services. For Class R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the fund. For the year ended March 31, 2008, the total fees paid by the investment adviser were $23,000.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and
0.05%, respectively, of the average daily net assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and 529 shares. In addition to

                       EuroPacific Growth Fund -- Page 25

making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to
American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2008 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $ 4,734,000
--------------------------------------------------------------------------------
               CLASS F-1                                10,985,000
--------------------------------------------------------------------------------
               CLASS F-2                                        --
--------------------------------------------------------------------------------
              CLASS 529-A                                  632,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  105,000
--------------------------------------------------------------------------------
              CLASS 529-C                                  285,000
--------------------------------------------------------------------------------
              CLASS 529-E                                   37,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                  41,000
--------------------------------------------------------------------------------
               CLASS R-1                                   271,000
--------------------------------------------------------------------------------
               CLASS R-2                                 5,200,000
--------------------------------------------------------------------------------
               CLASS R-3                                11,893,000
--------------------------------------------------------------------------------
               CLASS R-4                                15,361,000
--------------------------------------------------------------------------------
               CLASS R-5                                17,004,000
--------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares, the Principal Underwriter sells its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensates investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and keeps any amounts remaining after this compensation is paid.

                       EuroPacific Growth Fund -- Page 26

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
B, 529-B, C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2008            $16,734,000         $74,355,000
                                                  2007             17,489,000          78,038,000
                                                  2006             13,754,000          61,703,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2008              1,037,000           6,468,000
                                                  2007              1,198,000           7,621,000
                                                  2006                806,000           6,365,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2008              1,448,000           7,771,000
                                                  2007              1,812,000           8,436,000
                                                  2006                      0           7,683,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2008              1,003,000           4,647,000
                                                  2007                862,000           3,982,000
                                                  2006                660,000           3,058,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2008                 72,000             546,000
                                                  2007                 68,000             428,000
                                                  2006                 56,000             324,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2008                 13,000             694,000
                                                  2007                      0             597,000
                                                  2006                      0             432,000
-----------------------------------------------------------------------------------------------------

                       EuroPacific Growth Fund -- Page 27

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.25% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of March 31, 2008, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $1,311,000 or 0.00% of Class A net assets.

                       EuroPacific Growth Fund -- Page 28

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                                             SERVICE   DISTRIBUTIO      TOTAL
                                             RELATED        N         ALLOWABLE
                                             PAYMENTS    RELATED        UNDER
                    SHARE CLASS                /1/     PAYMENTS/1/   THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                             0.25%       0.75%         1.00%
         -------------------------------------------------------------------------
          Class 529-C                         0.25        0.75          1.00
         -------------------------------------------------------------------------
          Class F-1                           0.25          --          0.50
         -------------------------------------------------------------------------
          Class 529-F-1                       0.25          --          0.50
         -------------------------------------------------------------------------
          Class 529-E                         0.25        0.25          0.75
         -------------------------------------------------------------------------
          Class R-1                           0.25        0.75          1.00
         -------------------------------------------------------------------------
          Class R-2                           0.25        0.50          1.00
         -------------------------------------------------------------------------
          Class R-3                           0.25        0.25          0.75
         -------------------------------------------------------------------------
          Class R-4                           0.25          --          0.50
----------------------------------------------------------------------------------

        1  Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
        2  The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

During the 2008 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $152,226,000                $9,978,000
------------------------------------------------------------------------------
        CLASS B                   18,598,000                 1,510,000
------------------------------------------------------------------------------
        CLASS C                   41,216,000                 3,529,000
------------------------------------------------------------------------------
       CLASS F-1                  24,908,000                 3,269,000
------------------------------------------------------------------------------
      CLASS 529-A                  1,380,000                   118,000
------------------------------------------------------------------------------
      CLASS 529-B                  1,041,000                    93,000
------------------------------------------------------------------------------
      CLASS 529-C                  2,978,000                   288,000
------------------------------------------------------------------------------
      CLASS 529-E                    213,000                    19,000
------------------------------------------------------------------------------
     CLASS 529-F-1                         0                         0
------------------------------------------------------------------------------
       CLASS R-1                   1,700,000                   169,000
------------------------------------------------------------------------------
       CLASS R-2                   9,517,000                   814,000
------------------------------------------------------------------------------
       CLASS R-3                  37,703,000                 3,250,000
------------------------------------------------------------------------------
       CLASS R-4                  26,246,000                 2,841,000
------------------------------------------------------------------------------

                       EuroPacific Growth Fund -- Page 29

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 Shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 Shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 Shares of the
American Funds for the last month of the prior calendar quarter.

OTHER COMPENSATION TO DEALERS -- As of October 2008, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.

                       EuroPacific Growth Fund -- Page 30

     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     Intersecurities / Transamerica
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     JJB Hilliard/PNC Bank
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Investments LLC
     Lincoln Financial Advisors Corporation
     LPL Group
          Associated Securities Corp.
          LPL Financial Corporation
          Mutual Service Corporation
          Uvest Investment Services
          Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
          Metlife Securities Inc.
          New England Securities
          Tower Square Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley & Co., Incorporated
     National Planning Holdings Inc.
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.

                       EuroPacific Growth Fund -- Page 31

     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
          Legg Mason
          Primerica Financial Services
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wachovia Group
          A. G. Edwards, a Division of Wachovia Securities, LLC
          First Clearing LLC
          Wachovia Securities Financial Network, LLC
          Wachovia Securities Investment Services Group
          Wachovia Securities Latin American Channel
          Wachovia Securities Private Client Group
     Wells Fargo Investments, LLC

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research

                       EuroPacific Growth Fund -- Page 32

staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations

                       EuroPacific Growth Fund -- Page 33

into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d)
the nature and character of the markets on which a particular trade takes place,
(e) the ability of a broker-dealer to provide anonymity while executing trades,
(f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
March 31, 2008, 2007 and 2006 amounted to $104,603,000, $81,252,000 and
$74,611,000, respectively.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Credit Suisse Group, UBS Financial Services Inc. and
J.P. Morgan Securities Inc. As of the fund's most recent fiscal year-end, the fund held equity securities of Credit Suisse Group in the amount of $50,894,000 and UBS AG in the amount of $330,584,000 and debt securities of J.P. Morgan
Chase & Co. in the amount of $52,830,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and

                       EuroPacific Growth Fund -- Page 34

procedures have been reviewed by the fund's board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                       EuroPacific Growth Fund -- Page 35

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, electronic data processing techniques and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded prin-

                       EuroPacific Growth Fund -- Page 36

cipally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuators and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined)
which affect the value of portfolio securities, appropriate
adjustments from closing market prices may be made to reflect these events.
Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

                       EuroPacific Growth Fund -- Page 37

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

                       EuroPacific Growth Fund -- Page 38

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividend and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in

                       EuroPacific Growth Fund -- Page 39

     the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

                       EuroPacific Growth Fund -- Page 40

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

                       EuroPacific Growth Fund -- Page 41

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                       EuroPacific Growth Fund -- Page 42

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                       EuroPacific Growth Fund -- Page 43

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts. In addition, the
American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Beginning May 1, 2009, cash investments received without investment instructions will be invested in Class A shares of the American Funds Money Market Fund
(rather than The Cash Management Trust of America) pursuant to the policies described in the "Purchase and exchange of shares" section of the prospectus.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

                       EuroPacific Growth Fund -- Page 44

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America or American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America or
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

                       EuroPacific Growth Fund -- Page 45

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be

                       EuroPacific Growth Fund -- Page 46

     held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A, B or C shares on or after January
     1, 2009, unless such plan was invested in Class A, B or C shares prior to that date.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes prior to January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes prior to January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in

                       EuroPacific Growth Fund -- Page 47

     the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November
     15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

                       EuroPacific Growth Fund -- Page 48

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but

                       EuroPacific Growth Fund -- Page 49

less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to

                       EuroPacific Growth Fund -- Page 50

     pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the
     Statements for these plans will expire if they have not been met by next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

                       EuroPacific Growth Fund -- Page 51

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested

                       EuroPacific Growth Fund -- Page 52

     (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or
     529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

     RIGHT OF REINVESTMENT -- As described in the prospectus, certain transactions may be eligible for investment without a sales charge pursuant to the fund's right of reinvestment policy. Recent legislation suspended required minimum distributions from individual retirement accounts and employer-sponsored retirement plan accounts for the 2009 tax year. Given this suspension, proceeds from an automatic withdrawal plan to satisfy a required minimum distribution may be invested without a sales charge for the 2009 tax year, or any subsequent period, to the extent such legislation is extended. This policy is subject to any restrictions regarding the investment of proceeds from a required minimum distribution that may be established by the transfer agent.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without

                       EuroPacific Growth Fund -- Page 53

incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such

                       EuroPacific Growth Fund -- Page 54

request must be signed by the registered shareholders. To contact American Funds
Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

                       EuroPacific Growth Fund -- Page 55

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares,

                       EuroPacific Growth Fund -- Page 56

deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

                       EuroPacific Growth Fund -- Page 57

REDEMPTION OF SHARES -- The fund's declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $48,274,000 for Class A shares and $1,204,000 for
Class B shares for the 2008 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company and from the relevant share class, as described under
"Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report

                       EuroPacific Growth Fund -- Page 58

appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- K & L Gates LLP, Four Embarcadero Center, Suite
1200, San Francisco, CA 94111, serves as independent legal counsel ("counsel")
for the fund and for independent trustees in their capacities as such. Counsel does not provide legal services to the fund's investment adviser, but provides an insignificant amount of legal services unrelated to the operations of the fund to an investment adviser affiliate. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on March 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a

                       EuroPacific Growth Fund -- Page 59

FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $37.48
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $39.77

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                       EuroPacific Growth Fund -- Page 60

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
American Funds Money Market
Fund/SM/  . . . . . . . . .     059      259      359       459         659
The Cash Management Trust of
America/(R)/. . . . . . . .     009      209      309       409         609
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . .     039      N/A      N/A       N/A         N/A
The U.S. Treasury Money Fund
of America/SM/  . . . . . .     049      N/A      N/A       N/A         N/A
___________
*Qualified for sale only in certain jurisdictions.

                       EuroPacific Growth Fund -- Page 61

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459
The Cash Management Trust of
America. . . . . . . . . . . .    1009     1209     1309     1509       1409

                       EuroPacific Growth Fund -- Page 62

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2540     N/A
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Limited Term Tax-Exempt Bond Fund
of America . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2543     N/A
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
The Tax-Exempt Bond Fund of America   N/A    N/A    N/A    N/A   2519     N/A
The Tax-Exempt Fund of California*    N/A    N/A    N/A    N/A   2520     N/A
The Tax-Exempt Fund of Maryland* .    N/A    N/A    N/A    N/A   2524     N/A
The Tax-Exempt Fund of Virginia* .    N/A    N/A    N/A    N/A   2525     N/A
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUNDS
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659
The Cash Management Trust of
America. . . . . . . . . . . . . .   2109   2209   2309   2409   2509     N/A
The Tax-Exempt Money Fund of
America  . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2539     N/A
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . .   2149   2249   2349   2449   2549     N/A
___________
*Qualified for sale only in certain
jurisdictions.

                       EuroPacific Growth Fund -- Page 63

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                       EuroPacific Growth Fund -- Page 64

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                       EuroPacific Growth Fund -- Page 65

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                       EuroPacific Growth Fund -- Page 66

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                       EuroPacific Growth Fund -- Page 67

...

[logo – American Funds®]

EuroPacific Growth Fund®
Investment portfolio

September 30, 2008
unaudited

Common stocks — 88.71%	Shares	Value (000)

FINANCIALS — 15.03%
Banco Santander, SA1	105,483,105	$1,595,623
AXA SA1	40,208,514	1,317,217
BNP Paribas SA1	7,028,320	675,176
HSBC Holdings PLC (United Kingdom)[1]	19,281,258	312,441
HSBC Holdings PLC (Hong Kong)[1]	15,390,930	242,966
Erste Bank der oesterreichischen Sparkassen AG1	9,909,591	499,092
Banco Bradesco SA, preferred nominative	22,996,722	373,893
QBE Insurance Group Ltd.[1]	15,641,758	338,128
Sun Hung Kai Properties Ltd.[1]	32,728,000	336,119
ING Groep NV, depository receipts[1]	14,247,747	309,714
National Bank of Greece SA1	7,409,600	304,368
Société Générale[1]	3,341,761	303,132
UniCredit SpA[1]	72,758,840	268,622
Kookmin Bank[1]	5,373,410	245,511
Shinhan Financial Group Co., Ltd.[1]	6,310,000	227,627
Housing Development Finance Corp. Ltd.[1]	4,729,346	220,820
Sberbank (Savings Bank of the Russian Federation) (GDR)[1]	825,935	219,752
Industrial and Commercial Bank of China Ltd., Class H1	356,250,000	212,251
Mitsubishi Estate Co., Ltd.[1]	10,375,000	204,088
Macquarie Group Ltd.[1]	6,431,600	200,847
AMP Ltd.[1]	34,424,518	197,021
Oversea-Chinese Banking Corp. Ltd.[1]	38,500,000	195,098
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	160,627
Fairfax Financial Holdings Ltd.	94,114	30,916
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,840,000	185,693
Investor AB, Class B1	9,653,000	180,095
Prudential PLC[1]	19,150,500	176,380
Sampo Oyj, Class A1	7,688,722	175,461
Barclays PLC[1]	28,050,000	170,498
Banco Bilbao Vizcaya Argentaria, SA1	10,358,100	167,797
Bank of China Ltd., Class H1	424,000,000	162,594
Türkiye Garanti Bankasi AS1,2	67,850,000	161,066
HDFC Bank Ltd.[1]	5,921,258	158,844
Royal Bank of Scotland Group PLC[1]	45,120,957	149,553
Unibail-Rodamco, non-registered shares[1]	719,000	146,369
Bank of Nova Scotia	3,200,000	144,646
Banco do Brasil SA, ordinary nominative	12,030,500	143,822
State Bank of India[1]	4,281,336	136,022
TrygVesta A/S1	1,991,000	127,993
Ayala Land, Inc.[1]	631,283,600	125,836
Mitsui Sumitomo Insurance Group Holdings, Inc.[1]	3,576,000	121,062
Skandinaviska Enskilda Banken AB, Class A1	7,560,000	118,606
Ping An Insurance (Group) Co. of China, Ltd.[1]	17,593,500	102,963
CapitaMall Trust, units[1]	63,533,000	101,279
Westfield Group[1]	7,172,277	97,889
Topdanmark A/S1,2	673,550	96,309
PartnerRe Holdings Ltd.	1,395,000	94,986
PT Bank Mandiri (Persero) Tbk[1]	330,055,000	91,775
Grupo Financiero Banorte, SAB de CV, Series O	28,785,478	91,570
Swire Pacific Ltd., Class A1	10,270,000	90,542
Türkiye Is Bankasi AS, Class C1	20,500,000	85,220
UBS AG1	4,616,506	79,914
ICICI Bank Ltd.[1]	4,750,000	55,853
ICICI Bank Ltd. (ADR)	1,000,000	23,520
DBS Group Holdings Ltd[1]	6,675,000	78,998
Unione di Banche Italiane Scpa[1]	3,365,000	73,410
Samsung Fire & Marine Insurance Co., Ltd.[1]	400,000	70,230
Commerzbank AG1	4,701,000	70,148
Banco Comercial Português, SA1	42,000,000	68,605
ORIX Corp.[1]	532,000	65,855
DnB NOR ASA[1]	7,300,000	56,333
Swedbank AB1	4,250,000	55,904
Allianz SE1	401,000	55,111
China Life Insurance Co. Ltd., Class H1	14,585,000	54,010
Brookfield Asset Management Inc., Class A	1,823,625	49,270
Daito Trust Construction Co., Ltd.[1]	1,315,000	49,217
Banco Itaú Holding Financeira SA, preferred nominative	2,892,600	48,489
Credit Suisse Group AG1	1,000,000	47,675
Kotak Mahindra Bank Ltd.[1]	3,550,000	43,111
Hypo Real Estate Holding AG1	6,791,264	39,798
GuangZhou R&F Properties Co., Ltd., Class H1	28,541,200	26,687
Ayala Corp.[1]	4,058,412	25,477
Korea Exchange Bank[1]	1,769,260	16,367
Hana Financial Holdings[1]	159,370	3,769
		13,753,670

HEALTH CARE — 11.86%
Roche Holding AG1	17,677,550	2,759,381
Bayer AG, non-registered shares[1]	37,222,650	2,715,058
Novo Nordisk A/S, Class B1	26,822,967	1,373,383
Novartis AG1	25,706,320	1,346,375
Teva Pharmaceutical Industries Ltd. (ADR)	18,398,100	842,449
UCB SA1,3	11,728,928	416,666
Merck KGaA[1]	2,913,558	312,563
Nobel Biocare Holding AG1,3	7,803,306	261,976
Daiichi Sankyo Co., Ltd.[1]	6,934,900	177,208
Richter Gedeon NYRT[1]	849,000	155,803
AstraZeneca PLC (Sweden)[1]	2,900,000	128,369
Smith & Nephew PLC[1]	10,010,100	105,573
Lonza Group Ltd.[1]	669,276	83,348
Essilor[1]	1,427,000	71,307
Elan Corp., PLC (ADR)[2]	6,000,000	64,020
Straumann Holding AG1	164,000	45,081
		10,858,560

TELECOMMUNICATION SERVICES — 10.42%
América Móvil, SAB de CV, Series L (ADR)	36,228,700	1,679,563
América Móvil, SAB de CV, Series L	28,940,000	66,199
Vodafone Group PLC[1]	504,824,931	1,115,917
Koninklijke KPN NV1	58,996,900	849,742
MTN Group Ltd.[1]	58,609,000	830,934
Bharti Airtel Ltd.[1,2]	27,832,491	473,374
Singapore Telecommunications Ltd.[1]	206,403,075	472,869
KDDI Corp.[1]	73,150	410,120
Telefónica, SA1	15,275,000	364,895
Teléfonos de México, SAB de CV, Class L (ADR)	11,913,351	306,769
Telenor ASA[1]	24,915,330	306,047
Chunghwa Telecom Co., Ltd. (ADR)[2]	10,937,623	258,894
Chunghwa Telecom Co., Ltd.[1,2]	8,659,800	20,231
France Télécom SA1	8,716,000	243,909
Telekomunikacja Polska SA1	24,216,227	231,419
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	246,563,200	185,455
TIM Participações SA, preferred nominative (ADR)	8,060,917	168,151
Philippine Long Distance Telephone Co.[1]	2,976,260	167,992
Portugal Telecom, SGPS, SA1	15,795,000	159,697
Telekom Austria AG, non-registered shares[1]	7,421,203	130,692
Telstra Corp. Ltd.[1]	38,830,000	130,258
Telmex Internacional, SAB de CV, Class L (ADR)	10,000,000	130,000
NTT DoCoMo, Inc.[1]	78,953	127,446
China Unicom Ltd.[1]	83,480,000	126,417
Iliad SA1	1,497,000	124,284
China Mobile Ltd.[1]	11,700,000	117,171
Orascom Telecom Holding SAE (GDR)[1]	3,085,492	109,976
SOFTBANK CORP.[1]	7,365,000	95,296
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	1,592,800	72,441
Joint-Stock Financial Corp. Sistema (GDR)[1]	3,472,000	58,295
		9,534,453

CONSUMER DISCRETIONARY — 8.19%
Honda Motor Co., Ltd.[1]	29,766,250	884,943
Industria de Diseno Textil, SA1	20,373,120	868,487
Toyota Motor Corp.[1]	13,086,700	556,173
Daimler AG1	9,813,778	495,636
Daimler AG (New York registered)	250,000	12,625
Renault SA1	6,545,765	422,671
Cie. Générale des Établissements Michelin, Class B1	6,380,000	418,290
British Sky Broadcasting Group PLC[1]	45,477,805	338,396
adidas AG1	5,062,000	271,668
OPAP (Greek Organization of Football Prognostics) SA1	8,701,490	266,158
Continental AG1,2	2,509,500	249,244
Fiat SpA[1]	18,168,393	242,083
Esprit Holdings Ltd.[1]	37,652,700	231,384
Yamada Denki Co., Ltd.[1]	2,785,000	211,373
Vivendi SA1	6,320,317	197,641
Nikon Corp.[1]	8,220,000	195,587
Mediaset SpA[1]	27,444,198	173,722
Marks and Spencer Group PLC[1]	40,291,134	145,845
Cie. Financière Richemont SA, Class A, units[1]	3,225,000	143,427
GOME Electrical Appliances Holding Ltd.[1]	456,301,000	133,230
Porsche Automobil Holding SE, nonvoting preferred[1]	1,182,621	126,420
Hyundai Motor Co.[1]	1,500,000	94,685
Grupo Televisa, SAB, ordinary participation certificates (ADR)	4,000,000	87,480
Kingfisher PLC[1]	35,677,216	84,647
Techtronic Industries Co. Ltd.[1,3]	86,710,000	79,766
JCDecaux SA1	3,528,700	78,060
Carnival PLC[1]	2,500,000	74,973
Suzuki Motor Corp.[1]	3,946,333	73,354
H & M Hennes & Mauritz AB, Class B1	1,675,000	68,017
GEOX SpA[1]	6,352,000	61,470
News Corp., Class A	4,152,946	49,794
Swatch Group Ltd, non-registered shares[1]	178,070	33,005
Swatch Group Ltd[1]	126,956	4,203
Hyundai Mobis Co., Ltd.[1]	451,350	35,140
Carphone Warehouse Group PLC[1]	8,500,000	26,224
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	3,750,000	25,670
DSG International PLC[1]	25,345,000	21,880
Li & Fung Ltd.[1]	5,650,000	13,802
		7,497,173

ENERGY — 8.11%
OAO Gazprom (ADR)[1]	48,215,000	1,549,421
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	23,366,340	1,026,951
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	715,860	26,788
Royal Dutch Shell PLC, Class B1	15,457,435	438,778
Royal Dutch Shell PLC, Class A1	5,000,000	144,725
Royal Dutch Shell PLC, Class B (ADR)	1,586,078	90,549
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	59,010
TOTAL SA1	9,798,984	590,761
Canadian Natural Resources, Ltd.	8,461,300	581,670
OAO LUKOIL (ADR)[1]	8,361,100	503,355
Saipem SpA, Class S1	12,666,566	375,379
Eni SpA[1]	9,894,000	260,967
China National Offshore Oil Corp.[1]	215,288,100	247,102
SK Energy Co., Ltd.[1]	3,040,225	229,817
Oil & Natural Gas Corp. Ltd.[1]	9,687,000	217,105
Reliance Industries Ltd.[1]	4,622,000	195,324
StatoilHydro ASA[1]	6,478,320	154,300
Sasol Ltd.[1]	3,518,000	149,613
OGX Petróleo e Gás Participações SA, ordinary nominative[2]	625,100	127,122
Suncor Energy Inc.	3,010,000	124,720
Nexen Inc.	4,021,777	93,547
Woodside Petroleum Ltd.[1]	1,945,813	79,995
Petro-Canada	2,300,000	76,674
PetroChina Co. Ltd., Class H1	46,600,000	49,268
Oil and Gas Development Co. Ltd.[1]	33,000,000	32,002
		7,424,943

INDUSTRIALS — 8.06%
Schneider Electric SA1	10,178,907	882,303
Siemens AG1	8,583,500	805,027
Vallourec SA1	2,566,470	557,799
Sandvik AB1	51,629,000	546,784
Ryanair Holdings PLC (ADR)[2,3]	19,373,900	434,557
FANUC LTD[1]	5,147,500	388,653
ABB Ltd[1,2]	16,780,000	322,349
Mitsubishi Corp.[1]	11,740,000	244,548
Qantas Airways Ltd.[1]	82,969,628	210,246
SMC Corp.[1]	1,804,500	188,975
ALSTOM SA1	2,328,000	175,429
AB Volvo, Class B1	19,110,000	173,155
Gamesa Corporación Technologica, SA1	4,825,800	165,658
Orkla AS1	17,000,000	156,103
Scania AB, Class B1	11,909,700	146,456
Scania AB, Class A1	449,780	5,495
European Aeronautic Defence and Space Co. EADS NV1	8,540,000	147,658
Air France[1]	6,008,668	138,507
Finmeccanica SpA[1]	5,896,000	126,717
Capita Group PLC[1]	9,837,005	122,336
KONE Oyj, Class B1	4,438,000	121,419
Geberit AG1	858,501	105,874
Deutsche Post AG1	4,995,500	105,298
Komatsu Ltd.[1]	6,466,000	104,768
Nippon Express Co., Ltd.[1]	22,890,000	102,399
Deutsche Lufthansa AG1	5,000,000	98,283
Atlas Copco AB, Class A1	8,274,600	94,581
Wolseley PLC[1]	12,120,523	92,362
SUEZ Environnement Co.[1,2]	3,630,425	90,437
Bharat Heavy Electricals Ltd.[1]	2,583,550	89,264
Tata Motors Ltd.[1]	10,500,076	78,249
Hays PLC[1]	48,076,956	69,177
Embraer – Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	2,500,000	67,525
Toll Holdings Ltd.[1]	9,367,940	52,517
Wienerberger AG1	1,777,632	48,284
MAN AG1	705,000	47,323
Asciano Ltd., units[1]	12,418,149	32,397
Metso Oyj[1]	1,250,000	30,725
China International Marine Containers (Group) Co., Ltd., Class B1	7,369,680	5,041
		7,374,678

CONSUMER STAPLES — 7.75%
Nestlé SA1	30,247,000	1,309,993
Groupe Danone SA1	10,816,664	765,920
L’Oréal SA1	7,377,259	727,979
Tesco PLC[1]	103,953,061	723,364
InBev[1]	7,942,048	468,493
Diageo PLC[1]	25,156,500	426,101
Shoppers Drug Mart Corp.	8,600,000	415,868
Koninklijke Ahold NV1	35,017,705	403,763
Unilever NV, depository receipts[1]	9,985,000	281,884
Wal-Mart de México, SAB de CV, Series V	64,835,718	222,137
SABMiller PLC[1]	11,146,000	217,849
METRO AG1	3,060,000	153,149
IOI Corp. Bhd.[1]	118,840,000	146,312
Shinsegae Co., Ltd.[1]	288,823	136,248
Woolworths Ltd.[1]	6,090,626	131,735
British American Tobacco PLC (United Kingdom)[1]	3,325,400	108,722
Imperial Tobacco Group PLC[1]	3,292,500	105,848
Pernod Ricard Co.[1]	941,785	82,739
Unilever PLC[1]	2,526,750	68,632
Coca-Cola Hellenic Bottling Co. SA1	3,000,000	64,899
ITC Ltd.[1]	11,472,373	46,167
Foster’s Group Ltd.[1]	10,000,000	43,706
Fomento Económico Mexicano, SAB de CV (ADR)	1,128,000	43,022
		7,094,530

INFORMATION TECHNOLOGY — 7.52%
SAP AG1	17,130,000	919,193
SAP AG (ADR)	4,537,500	242,439
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	389,588,260	639,079
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,215,964	95,724
Samsung Electronics Co., Ltd.[1]	1,359,600	626,398
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	15,484
HTC Corp.[1,3]	38,373,100	547,720
Nokia Corp.[1]	19,611,000	365,342
Nokia Corp. (ADR)	7,468,900	139,295
HOYA CORP.[1]	21,136,800	419,157
Hon Hai Precision Industry Co., Ltd.[1]	116,626,841	413,994
Canon, Inc.[1]	10,595,200	396,515
Murata Manufacturing Co., Ltd.[1]	8,727,400	350,531
Hirose Electric Co., Ltd.[1,3]	2,547,000	243,424
Hynix Semiconductor Inc.[1,2]	13,395,000	224,349
STMicroelectronics NV1	15,000,000	152,306
Acer Inc.[1]	88,856,691	151,376
Konica Minolta Holdings, Inc.[1]	12,585,000	145,203
Keyence Corp.[1]	454,000	90,393
Redecard SA, ordinary nominative	6,510,000	85,112
Ibiden Co., Ltd.[1]	3,435,000	83,752
Rohm Co., Ltd.[1]	1,240,200	68,135
ASML Holding NV1	3,440,222	61,383
ASML Holding NV (New York registered)	189,333	3,334
Nippon Electric Glass Co., Ltd.[1]	6,750,000	61,101
Delta Electronics, Inc.[1]	20,812,101	53,910
AU Optronics Corp.[1]	46,335,128	52,140
NHN Corp.[1,2]	350,000	45,150
Toshiba Corp.[1]	10,105,000	43,681
Quanta Computer Inc.[1]	34,100,965	41,306
Mediatek Incorporation[1]	3,945,000	41,101
Tencent Holdings Ltd.[1]	5,340,400	38,481
Chartered Semiconductor Manufacturing Ltd[1,2]	60,000,000	16,089
Nortel Networks Corp.[2]	3,523,600	7,893
		6,880,490

MATERIALS — 6.25%
Linde AG1	5,896,900	631,940
POSCO[1]	1,527,000	564,737
ArcelorMittal[1]	8,307,300	415,230
Syngenta AG1	1,402,315	298,153
Cia. Vale do Rio Doce, ordinary nominative (ADR)	8,000,000	153,200
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	7,000,000	123,900
Barrick Gold Corp.	7,489,453	275,162
BASF SE1	5,658,000	270,971
CRH PLC[1]	11,281,433	245,340
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	14,126,640	243,261
BHP Billiton PLC[1]	10,703,200	242,254
Impala Platinum Holdings Ltd.[1]	11,062,888	224,958
Teck Cominco Ltd., Class B	7,806,000	222,146
Holcim Ltd.[1]	3,028,571	221,899
Shin-Etsu Chemical Co., Ltd.[1]	3,656,100	174,238
Nitto Denko Corp.[1]	6,139,200	156,055
JSC Uralkali (GDR)[1]	4,375,000	137,433
First Quantum Minerals Ltd.	3,407,529	128,356
JSR Corp.[1]	8,645,500	113,711
Aracruz Celulose SA, Class B, preferred nominative (ADR)	2,943,472	108,055
Akzo Nobel NV1	2,165,000	104,012
Yamana Gold Inc.	10,208,000	84,113
Rio Tinto PLC[1]	1,300,000	80,935
Titan Cement Co. SA1	2,283,000	75,127
Rio Tinto Ltd.[1]	990,000	68,153
Grupo México, SAB de CV, Series B	54,060,416	56,635
Stora Enso Oyj, Class R1	5,394,843	53,166
UPM-Kymmene Oyj[1]	3,340,000	52,493
K+S AG1	681,000	47,629
Sumitomo Chemical Co., Ltd.[1]	6,665,000	29,075
Koninklijke DSM NV1	515,979	24,279
Givaudan SA1	28,500	23,665
BlueScope Steel Ltd.[1]	3,339,396	19,690
Sterlite Industries (India) Ltd. (ADS)	2,167,019	19,525
Formosa Plastics Corp.[1]	10,233,000	16,661
Rhodia SA1	945,833	14,703
		5,720,860

UTILITIES — 3.88%
GDF Suez[1]	14,046,617	734,475
E.ON AG1	13,908,000	703,846
British Energy Group PLC[1]	37,702,454	511,125
RWE AG1	3,115,000	299,295
Veolia Environnement[1]	7,072,557	291,453
China Resources Power Holdings Co. Ltd.[1]	125,764,000	272,280
Electricité de France SA1	3,718,000	269,210
Hong Kong and China Gas Co. Ltd.[1]	80,616,250	183,726
Public Power Corp. SA1	11,195,403	173,794
Hongkong Electric Holdings Ltd.[1]	18,050,000	113,636
		3,552,840

MISCELLANEOUS — 1.64%
Other common stocks in initial period of acquisition		1,497,222

Total common stocks (cost: $80,504,606,000)		81,189,419

Preferred stocks — 0.04%

FINANCIALS — 0.04%
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	71,405,000	36,640

Total preferred stocks (cost: $50,001,000)		36,640

		Value
Rights — 0.00%		(000)

MISCELLANEOUS — 0.00%
Other rights in initial period of acquisition		$1,968

Total rights (cost: $0)		1,968

	Principal amount
Bonds & notes — 0.06%	(000)

FINANCIALS — 0.06%
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative preferred (undated) [5]	$6,900	7,086
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[4,5]	23,075	22,057
Woori Bank 6.208% 2067[4,5]	29,750	18,973
Shinhan Bank 5.663% 2035[4]	2,690	1,849
Shinhan Bank 6.819% 2036[4]	600	477
		50,442

Total bonds & notes (cost: $55,955,000)		50,442

Short-term securities — 11.22%

U.S. Treasury Bills 1.49%–1.925% due 10/2/2008–2/26/2009	$1,460,700	1,457,990
Federal Home Loan Bank 2.04%–3.31% due 10/3/2008–3/10/2009	1,439,641	1,435,694
Freddie Mac 2.06%–2.70% due 10/20–12/15/2008	1,296,295	1,293,085
Fannie Mae 2.07%–2.70% due 10/1–12/22/2008	987,574	985,673
American Honda Finance Corp. 2.20%–2.23% due 10/16–11/19/2008	320,746	319,863
Nestlé Capital Corp. 2.01%–2.31% due 10/14/2008–1/21/2009[5]	236,000	234,829
Alcon Capital Corp. 2.10% due 11/10/2008[5]	47,700	47,558
Coca-Cola Co. 2.15%–2.20% due 10/7/2008–1/16/2009[5]	275,000	274,110
Caisse d’Amortissement de la Dette Sociale 2.10%–2.20% due 11/12–12/12/2008	269,000	267,668
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[5]	95,800	95,785
JPMorgan Chase & Co. 2.50%–2.62% due 10/6–11/3/2008	102,100	101,976
Park Avenue Receivables Co., LLC 2.70% due 12/4/2008[5]	50,000	49,611
Toyota Motor Credit Corp. 2.35%–2.54% due 10/15–12/5/2008	173,300	172,592
Toyota Credit de Puerto Rico Corp. 2.40% due 11/4/2008	50,000	49,884
Hewlett-Packard Co. 2.60%–3.00% due 10/23–12/19/2008[5]	219,700	218,814
Procter & Gamble International Funding S.C.A. 2.10%–2.23% due 10/27–12/17/2008[5]	216,000	215,129
Swedish Export Credit Corp. 1.95%–2.36% due 10/2–10/17/2008	204,800	204,706
BASF AG 2.20%–2.31% due 11/5–12/10/2008[5]	189,000	187,756
Bank of America Corp. 2.54%–2.82% due 10/16/2008–1/9/2009	165,600	164,534
General Electric Capital Corp. 2.05% due 12/12/2008	100,000	99,410
Edison Asset Securitization LLC 2.50%–2.54% due 10/23–12/1/2008[5]	59,100	58,754
Export Development Canada 2.10%–2.20% due 10/21–12/12/2008	154,800	154,057
Novartis Finance Corp. 2.10%–2.20% due 10/30–11/21/2008[5]	151,200	150,608
IBM International Group Capital LLC 2.14%–2.34% due 10/1–11/17/2008[5]	100,000	99,765
IBM Capital Inc. 2.15% due 12/10/2008[5]	46,326	45,971
Electricité de France 2.21%–2.32% due 10/17–11/12/2008[5]	145,000	144,657
European Investment Bank 2.17%–2.215% due 10/24–12/8/2008	140,000	139,441
Eksportfinans ASA 2.30%–2.35% due 11/14–12/11/2008[5]	130,500	129,861
AT&T Inc. 2.15%–2.23% due 10/2–12/5/2008 (5)	126,500	126,126
KfW 4(2) CP 2.21%–2.30% due 10/27–12/8/2008[5]	123,800	123,215
Toronto-Dominion Holdings USA Inc. 2.295%–2.375% due 10/8–10/10/2008[5]	100,000	99,942
ING (US) Funding LLC 2.58% due 11/3–11/4/2008	100,000	99,752
Shell International Finance BV 2.08%–2.11% due 11/5–11/13/2008[5]	97,200	96,944
United Parcel Service Inc. 2.01%–2.02% due 12/8–12/9/2008[5]	97,000	96,412
BMW U.S. Capital LLC 2.04% due 10/9–10/10/2008[5]	90,000	89,951
Wal-Mart Stores Inc. 2.00%–2.10% due 11/5–11/10/2008[5]	78,000	77,812
AstraZeneca PLC 2.69% due 12/1/2008[5]	75,800	75,422
Bank of Nova Scotia 2.56% due 10/28/2008	50,000	49,896
Liberty Street Funding Corp. 2.54% due 10/1/2008[5]	25,000	24,998
BP Capital Markets PLC 2.10%–2.20% due 11/19–11/21/2008[5]	75,000	74,733
UBS Finance (Delaware) LLC 2.61% due 10/14/2008	52,400	52,347
HSBC USA Inc. 2.60% due 11/3/2008	50,000	49,877
BNP Paribas Finance Inc. 2.63% due 11/7/2008	50,000	49,861
Rabobank USA Financial Corp. 2.56% due 11/18/2008	50,000	49,779
United Mexican States Government, Series BI 0% due 2/12/2009[1]	MXN56,209	49,679
John Deere Capital Corp. 2.45% due 11/20/2008[5]	$46,000	45,840
Private Export Funding Corp. 2.20% due 10/7/2008[5]	42,000	41,981
Sheffield Receivables Corp. 2.56% due 10/23/2008[5]	40,000	39,932
Pfizer Inc. 2.12% due 12/2/2008[5]	32,700	32,534
Canadian Wheat Board 2.02% due 11/14/2008	30,000	29,901

Total short-term securities (cost: $10,277,695,000)		10,276,715

Total investment securities (cost: $90,888,257,000)		91,555,184
Other assets less liabilities		(27,840)

Net assets		$91,527,344
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
 was $70,693,336,000, which represented 77.24% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Coupon rate may change periodically.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,083,806,000, which represented 3.37% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
ADS = American Depositary Shares
GDR = Global Depositary Receipts
MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-916-1108O-S15840

Summary investment portfolio, September 30, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)
Financials	15.03%
Health care	11.86
Telecommunication services	10.42
Consumer discretionary	8.19
Energy	8.11
Other industries	35.10
Preferred stocks	0.04
Bonds & notes	0.06
Short-term securities & other assets less liabilities	11.19
[end pie chart]

Country diversification (percent of net assets)
Euro zone *	33.1
Switzerland	7.7
Japan	7.5
United Kingdom	7.2
Mexico	3.2
Brazil	2.9
South Korea	2.8
Canada	2.7
Russia	2.7
Taiwan	2.6
Other countries	16.4
Short-term securities & other assets less liabilities	11.2

* Countries using the euro as a common currency; those represented in the portfolio are Austria, Belguim, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks - 88.71%	Shares	Value (000)	Percent of net assets

Financials - 15.03%
Banco Santander, SA (1)	105,483,105	$1,595,623	1.74%
AXA SA (1)	40,208,514	1,317,217	1.44
BNP Paribas SA (1)	7,028,320	675,176	.74
HSBC Holdings PLC (United Kingdom) (1)	19,281,258	312,441
HSBC Holdings PLC (Hong Kong) (1)	15,390,930	242,966	.61
Erste Bank der oesterreichischen Sparkassen AG (1)	9,909,591	499,092	.55
Other securities		9,111,155	9.95
		13,753,670	15.03

Health care - 11.86%
Roche Holding AG (1)	17,677,550	2,759,381	3.01
Bayer AG, non-registered shares (1)	37,222,650	2,715,058	2.97
Novo Nordisk A/S, Class B (1)	26,822,967	1,373,383	1.50
Novartis AG (1)	25,706,320	1,346,375	1.47
Teva Pharmaceutical Industries Ltd. (ADR)	18,398,100	842,449	.92
Other securities		1,821,914	1.99
		10,858,560	11.86

Telecommunication services - 10.42%
América Móvil, SAB de CV, Series L (ADR)	36,228,700	1,679,563
América Móvil, SAB de CV, Series L	28,940,000	66,199	1.91
Vodafone Group PLC (1)	504,824,931	1,115,917	1.22
Koninklijke KPN NV (1)	58,996,900	849,742	.93
MTN Group Ltd. (1)	58,609,000	830,934	.91
Bharti Airtel Ltd. (1) (2)	27,832,491	473,374	.52
Singapore Telecommunications Ltd. (1)	206,403,075	472,869	.52
Other securities		4,045,855	4.41
		9,534,453	10.42

Consumer discretionary - 8.19%
Honda Motor Co., Ltd. (1)	29,766,250	884,943	.97
Industria de Diseno Textil, SA (1)	20,373,120	868,487	.95
Toyota Motor Corp. (1)	13,086,700	556,173	.61
Daimler AG (1)	9,813,778	495,636
Daimler AG (New York registered)	250,000	12,625	.55
Renault SA (1)	6,545,765	422,671	.46
Other securities		4,256,638	4.65
		7,497,173	8.19

Energy - 8.11%
OAO Gazprom (ADR) (1)	48,215,000	1,549,421	1.69
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	23,366,340	1,026,951
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	715,860	26,788	1.15
TOTAL SA (1)	9,798,984	590,761	.65
Canadian Natural Resources, Ltd.	8,461,300	581,670	.64
Royal Dutch Shell PLC, Class B (1)	15,457,435	438,778
Royal Dutch Shell PLC, Class B (ADR)	1,586,078	90,549	.58
OAO LUKOIL (ADR) (1)	8,361,100	503,355	.55
Other securities		2,616,670	2.85
		7,424,943	8.11

Industrials - 8.06%
Schneider Electric SA (1)	10,178,907	882,303	.96
Siemens AG (1)	8,583,500	805,027	.88
Vallourec SA (1)	2,566,470	557,799	.61
Sandvik AB (1)	51,629,000	546,784	.60
Ryanair Holdings PLC (ADR) (2) (3)	19,373,900	434,557	.47
Other securities		4,148,208	4.54
		7,374,678	8.06

Consumer staples - 7.75%
Nestlé SA (1)	30,247,000	1,309,993	1.43
Groupe Danone SA (1)	10,816,664	765,920	.84
L'Oréal SA (1)	7,377,259	727,979	.79
Tesco PLC (1)	103,953,061	723,364	.79
InBev (1)	7,942,048	468,493	.51
Diageo PLC (1)	25,156,500	426,101	.47
Other securities		2,672,680	2.92
		7,094,530	7.75

Information technology - 7.52%
SAP AG (1)	17,130,000	919,193
SAP AG (ADR)	4,537,500	242,439	1.27
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	389,588,260	639,079
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,215,964	95,724	.80
Samsung Electronics Co., Ltd. (1)	1,359,600	626,398	.69
HTC Corp. (1) (3)	38,373,100	547,720	.60
Nokia Corp. (1)	19,611,000	365,342
Nokia Corp. (ADR)	7,468,900	139,295	.55
Other securities		3,305,300	3.61
		6,880,490	7.52

Materials - 6.25%
Linde AG (1)	5,896,900	631,940	.69
POSCO (1)	1,527,000	564,737	.62
Other securities		4,524,183	4.94
		5,720,860	6.25

Utilities - 3.88%
GDF Suez (1)	14,046,617	734,475	.80
E.ON AG (1)	13,908,000	703,846	.77
British Energy Group PLC (1)	37,702,454	511,125	.56
Other securities		1,603,394	1.75
		3,552,840	3.88

Miscellaneous - 1.64%
Other common stocks in initial period of acquisition		1,497,222	1.64

Total common stocks (cost: $80,504,606,000)		81,189,419	88.71

Preferred stocks - 0.04%

Financials - 0.04%
Other securities		36,640	.04

Total preferred stocks (cost: $50,001,000)		36,640	.04

Rights - 0.00%

Miscellaneous - 0.00%
Other rights in initial period of acquisition		1,968	.00

Total rights (cost: $0)		1,968	.00

Bonds & notes - 0.06%

Other - 0.06%
Other securities		50,442	.06

Total bonds & notes (cost: $55,955,000)		50,442	.06

Short-term securities - 11.22%	Principal amount (000)

U.S. Treasury Bills 1.49%-1.925% due 10/2/2008-2/26/2009	$1,460,700	1,457,990	1.59
Federal Home Loan Bank 2.04%-3.31% due 10/3/2008-3/10/2009	1,439,641	1,435,694	1.57
Freddie Mac 2.06%-2.70% due 10/20-12/15/2008	1,296,295	1,293,085	1.41
Fannie Mae 2.07%-2.70% due 10/1-12/22/2008	987,574	985,673	1.08
American Honda Finance Corp. 2.20%-2.23% due 10/16-11/19/2008	320,746	319,863	.35
Nestlé Capital Corp. 2.01%-2.31% due 10/14/2008-1/21/2009 (4)	236,000	234,829
Alcon Capital Corp. 2.10% due 11/10/2008 (4)	47,700	47,558	.31
Novartis Finance Corp. 2.10%-2.20% due 10/30-11/21/2008 (4)	151,200	150,608	.16
Other securities		4,351,415	4.75

Total short-term securities (cost: $10,277,695,000)		10,276,715	11.22

Total investment securities (cost: $90,888,257,000)		91,555,184	100.03
Other assets less liabilities		(27,840)	(.03)

Net assets		$91,527,344	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended September 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/08 (000)

HTC Corp. (1)	25,558,000	16,643,100	3,828,000	38,373,100	$ 27,101	$ 547,720
Ryanair Holdings PLC (ADR) (2)	19,373,900	-	-	19,373,900	-	434,557
UCB SA (1)	11,908,290	-	179,362	11,728,928	14,538	416,666
Nobel Biocare Holding AG (1)	908,464	6,894,842	-	7,803,306	3,638	261,976
Hirose Electric Co., Ltd. (1)	2,547,000	-	-	2,547,000	1,790	243,424
Techtronic Industries Co. Ltd. (1)	86,710,000	-	-	86,710,000	500	79,766
Acer Inc. (1) (5)	136,488,101	1,471,428	49,102,838	88,856,691	9,299	-
Chuo Mitsui Trust Holdings, Inc. (5)	64,238,000	-	64,238,000	-	-	-
Continental AG (5)	8,280,790	698,000	8,978,790	-	21,978	-
Mondi PLC (5)	19,197,500	-	19,197,500	-	4,821	-
ProSiebenSAT.1 Media AG, nonvoting preferred (1) (5)	7,110,000	-	3,360,000	3,750,000	11,675	-
Public Power Corp. SA (1) (5)	11,646,727	-	451,324	11,195,403	1,815	-
					$ 97,155	$ 1,984,109

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $70,693,336,000, which represented 77.24% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $3,083,806,000, which represented 3.37% of the net assets of the fund.

(5) Unaffiliated issuer at 9/30/2008.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at September 30, 2008	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $88,467,012)	$89,571,075
Affiliated issuers (cost: $2,421,245)	1,984,109	$91,555,184
Cash denominated in currencies other than U.S. dollars
(cost: $26,835)		26,693
Cash		10,758
Unrealized gain on forward currency contracts		28,174
Receivables for:
Sales of investments	347,604
Sales of fund's shares	177,234
Dividends and interest	221,017	745,855
		92,366,664
Liabilities:
Payables for:
Purchases of investments	274,819
Repurchases of fund's shares	493,186
Investment advisory services	30,817
Services provided by affiliates	34,052
Trustees' deferred compensation	3,181
Other	3,265	839,320
Net assets at September 30, 2008		$91,527,344

Net assets consist of:
Capital paid in on shares of beneficial interest		$86,744,547
Undistributed net investment income		1,652,644
Undistributed net realized gain		2,443,702
Net unrealized appreciation		686,451
Net assets at September 30, 2008		$91,527,344

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (2,452,735 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$43,624,238	1,163,791	$37.48
Class B	1,263,119	34,326	36.80
Class C	3,142,142	86,336	36.39
Class F-1	8,259,417	221,357	37.31
Class F-2	446,426	11,905	37.50
Class 529-A	671,191	18,024	37.24
Class 529-B	87,489	2,401	36.43
Class 529-C	264,146	7,263	36.37
Class 529-E	37,331	1,012	36.90
Class 529-F-1	44,034	1,181	37.28
Class R-1	181,332	5,004	36.24
Class R-2	1,058,455	29,102	36.37
Class R-3	5,519,983	149,982	36.80
Class R-4	9,490,983	256,848	36.95
Class R-5	17,437,058	464,203	37.56
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $39.77 and $39.51, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended September 30, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $255,463; also includes
$97,155 from affiliates)	$2,019,280
Interest	131,510	$2,150,790

Fees and expenses*:
Investment advisory services	236,920
Distribution services	148,473
Transfer agent services	29,094
Administrative services	32,877
Reports to shareholders	2,228
Registration statement and prospectus	3,373
Postage, stationery and supplies	2,777
Trustees' compensation	(67)
Auditing and legal	57
Custodian	11,986
Other	42
Total fees and expenses before waiver	467,760
Less investment advisory services waiver	23,692
Total fees and expenses after waiver		444,068
Net investment income		1,706,722

Net realized loss and unrealized
depreciation on investments
and currency:
Net realized loss on:
Investments (including $276,081 net loss from affiliates)	(732,749)
Currency transactions	(36,238)	(768,987)
Net unrealized (depreciation) appreciation on:
Investments	(24,176,551)
Currency translations	24,502	(24,152,049)
Net realized loss and
unrealized depreciation
on investments and currency		(24,921,036)
Net decrease in net assets resulting
from operations		$(23,214,314)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended September 30, 2008*	Year ended March 31, 2008
Operations:
Net investment income	$1,706,722	$2,093,494
Net realized (loss) gain on investments and
currency transactions	(768,987)	9,586,162
Net unrealized depreciation
on investments and currency translations	(24,152,049)	(5,297,662)
Net (decrease) increase in net assets
resulting from operations	(23,214,314)	6,381,994

Dividends and distributions paid to
shareholders
Dividends from net investment income	-	(2,229,069)

Distributions from net realized gain
on investments	-	(8,184,379)
Total dividends and distributions paid
to shareholders	-	(10,413,448)

Net capital share transactions	(33,878)	14,630,777

Total (decrease) increase in net assets	(23,248,192)	10,599,323

Net assets:
Beginning of period	114,775,536	104,176,213
End of period (including
undistributed and distributions in excess of
net investment income: $1,652,644 and $(54,078), respectively)	$91,527,344	$114,775,536

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                 unaudited

1.	Organization and significant accounting policies

Organization – EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The price of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delay in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

3. Taxation and distributions

Federal income taxation - The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2001.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended September 30, 2008, there were no non-U.S. taxes paid on realized gains. As of September 30, 2008, there were no non-U.S. taxes provided on unrealized gains.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and unrealized appreciation of certain investments in securities outside the U.S. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2008, the fund had tax basis undistributed ordinary income of $197,144,000, currency loss deferrals (realized during the period November 1, 2007, through March 31, 2008) of $19,047,000 and undistributed long-term capital gains of $3,252,385,000.

As of September 30, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$12,446,413
Gross unrealized depreciation on investment securities	(12,076,583)
Net unrealized appreciation on investment securities	369,830
Cost of investment securities	91,185,354

No distributions were paid to shareholders during the six month ended September 30, 2008. The tax character of distributions paid to shareholders during the year ended March 31, 2008, was as follows (dollars in thousands):

Share class	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$1,167,078	$4,213,545	$5,380,623
Class B	23,244	131,749	154,993
Class C	52,409	299,432	351,841
Class F-1	195,993	709,861	905,854
Class 529-A	14,493	52,632	67,125
Class 529-B	1,259	7,566	8,825
Class 529-C	3,746	21,866	25,612
Class 529-E	720	3,077	3,797
Class 529-F-1	1,021	3,411	4,432
Class R-1	2,306	12,678	14,984
Class R-2	16,094	92,884	108,978
Class R-3	127,609	542,968	670,577
Class R-4	205,109	753,852	958,961
Class R-5	417,988	1,338,858	1,756,846
Total	$2,229,069	$8,184,379	$10,413,448

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.397% on such assets in excess of $115 billion.  CRMC is currently waiving 10% of investment advisory services fees. During the six months ended September 30, 2008, total investment advisory services fees waived by CRMC were $23,692,000. As a result, the fee shown on the accompanying financial statements of $236,920,000, which was equivalent to an annualized rate of 0.421%, was reduced to $213,228,000, or 0.379% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2008, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended September 30, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$66,769	$28,370	Not applicable	Not applicable	Not applicable
Class B	8,246	724	Not applicable	Not applicable	Not applicable
Class C	19,814	Included in administrative services	$2,268	$282	Not applicable
Class F-1	12,772		6,112	461	Not applicable
Class F-2†	Not applicable		66	6	Not applicable
Class 529-A	764		314	42	$397
Class 529-B	527		42	14	53
Class 529-C	1,577		125	34	158
Class 529-E	112		18	2	22
Class 529-F-1	-		20	2	26
Class R-1	1,076		111	30	Not applicable
Class R-2	4,808		942	1,709	Not applicable
Class R-3	18,301		3,616	1,068	Not applicable
Class R-4	13,707		7,877	102	Not applicable
Class R-5	Not applicable		6,903	55	Not applicable
Total	$148,473	$29,094	$28,414	$3,807	$656
† Class F-2 was offered beginning August 1, 2008.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of ($67,000), shown on the accompanying financial statements, includes $178,000 in current fees (either paid in cash or deferred) and a net decrease of $245,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on April 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.  The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities		Forward currency contracts
Level 1 – Quoted prices	$10,547,728
Level 2 – Other significant observable inputs	80,975,454	*	$28,174	†
Level 3 – Significant unobservable inputs	32,002
Total	$91,555,184

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended September 30, 2008 (dollars in thousands):

Beginning value at 4/1/2008	$-
Net transfers into Level 3	32,002
Ending value at 9/30/2008	$32,002

* Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
† Net unrealized appreciation on forward currency contracts is not included in the summary investment portfolio.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended September 30, 2008
Class A	$3,335,825	73,083	$-	-	$(5,988,703)	(136,085)	$(2,652,878)	(63,002)
Class B	83,150	1,836	-	-	(262,154)	(5,980)	(179,004)	(4,144)
Class C	287,119	6,410	-	-	(413,245)	(9,755)	(126,126)	(3,345)
Class F-1	1,904,178	41,950	-	-	(1,809,231)	(42,136)	94,947	(186)
Class F-2†	509,780	12,265	-	-	(14,048)	(360)	495,732	11,905
Class 529-A	78,588	1,734	-	-	(29,509)	(677)	49,079	1,057
Class 529-B	6,597	148	-	-	(3,635)	(85)	2,962	63
Class 529-C	32,162	727	-	-	(17,132)	(401)	15,030	326
Class 529-E	3,871	86	-	-	(1,891)	(43)	1,980	43
Class 529-F-1	6,505	143	-	-	(2,435)	(54)	4,070	89
Class R-1	65,688	1,460	-	-	(27,786)	(648)	37,902	812
Class R-2	222,149	5,047	-	-	(188,257)	(4,347)	33,892	700
Class R-3	1,271,080	28,366	-	-	(1,932,760)	(44,295)	(661,680)	(15,929)
Class R-4	2,412,148	54,427	-	-	(1,532,770)	(35,192)	879,378	19,235
Class R-5	4,104,660	91,356	-	-	(2,133,822)	(48,230)	1,970,838	43,126
Total net increase
(decrease)	$14,323,500	319,038	$-	-	$(14,357,378)	(328,288)	$(33,878)	(9,250)

Year ended March 31, 2008
Class A	$8,974,111	175,762	$5,084,576	97,312	$(12,394,368)	(244,286)	$1,664,319	28,788
Class B	228,910	4,560	148,566	2,879	(251,107)	(5,087)	126,369	2,352
Class C	865,400	17,372	336,601	6,593	(586,970)	(11,971)	615,031	11,994
Class F-1	3,195,982	63,620	795,906	15,300	(1,930,614)	(38,373)	2,061,274	40,547
Class 529-A	199,305	3,946	67,120	1,292	(44,306)	(880)	222,119	4,358
Class 529-B	17,676	356	8,824	173	(5,231)	(106)	21,269	423
Class 529-C	79,000	1,595	25,606	502	(22,495)	(456)	82,111	1,641
Class 529-E	10,012	200	3,797	73	(3,122)	(63)	10,687	210
Class 529-F-1	14,387	285	4,432	85	(5,218)	(103)	13,601	267
Class R-1	95,361	1,934	14,948	294	(47,160)	(951)	63,149	1,277
Class R-2	546,756	11,042	108,925	2,135	(398,814)	(8,108)	256,867	5,069
Class R-3	3,104,305	61,709	670,402	13,038	(2,757,473)	(55,406)	1,017,234	19,341
Class R-4	5,085,720	101,445	958,504	18,601	(3,262,932)	(64,766)	2,781,292	55,280
Class R-5	8,505,982	165,682	1,736,435	33,233	(4,546,962)	(90,558)	5,695,455	108,357
Total net increase
(decrease)	$30,922,907	609,508	$9,964,642	191,510	$(26,256,772)	(521,114)	$14,630,777	279,904

(*) Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008

7. Forward currency contracts

As of September 30, 2008, the fund had open forward currency contract(s) to sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at September 30, 2008

				Unrealized
	Receive	Deliver	Amount	appreciation

Sales:

British pounds
expiring 10/31/2008 - 2/13/2009	$435,892	£231,797	$412,859	$23,033

Euros
expiring 2/11/2009	70,000	€45,963	64,859	5,141

Forward currency contracts - net				$28,174

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $20,887,563,000 and $17,386,586,000, respectively, during the six months ended September 30, 2008.

Financial highlights (1)

			(Loss) income from investment operations (2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 9/30/2008	(5)	$46.83	$.70	$(10.05)	$(9.35)	$ -	$ -	$ -	$37.48	(19.97)%	$43,624.80%		(6)	.76%	(6)	3.08%	(6)
Year ended 3/31/2008		47.92	.95	2.60	3.55	(1.01)	(3.63)	(4.64)	46.83	6.40	57,445.79			.74		1.87
Year ended 3/31/2007		44.20	.71	6.49	7.20	(.77)	(2.71)	(3.48)	47.92	16.63	57,407.79			.75		1.54
Year ended 3/31/2006		35.63	.62	9.99	10.61	(.72)	(1.32)	(2.04)	44.20	30.25	50,209.81			.76		1.58
Year ended 3/31/2005		32.26	.43	3.45	3.88	(.51)	-	(.51)	35.63	12.08	37,515.83			.82		1.31
Year ended 3/31/2004		20.78	.29	11.50	11.79	(.31)	-	(.31)	32.26	57.11	32,759.87			.87		1.08
Class B:
Six months ended 9/30/2008	(5)	46.14	.53	(9.87)	(9.34)	-	-	-	36.80	(20.24)	1,263	1.55	(6)	1.50	(6)	2.37	(6)
Year ended 3/31/2008		47.31	.56	2.54	3.10	(.64)	(3.63)	(4.27)	46.14	5.60	1,775	1.52		1.48		1.12
Year ended 3/31/2007		43.71	.35	6.42	6.77	(.46)	(2.71)	(3.17)	47.31	15.78	1,709	1.54		1.50		.78
Year ended 3/31/2006		35.29	.32	9.88	10.20	(.46)	(1.32)	(1.78)	43.71	29.32	1,394	1.55		1.51		.82
Year ended 3/31/2005		32.00	.18	3.41	3.59	(.30)	-	(.30)	35.29	11.24	954	1.58		1.56		.55
Year ended 3/31/2004		20.65	.08	11.41	11.49	(.14)	-	(.14)	32.00	55.95	737	1.62		1.62		.31
Class C:
Six months ended 9/30/2008	(5)	45.64	.51	(9.76)	(9.25)	-	-	-	36.39	(20.27)	3,142	1.59	(6)	1.54	(6)	2.29	(6)
Year ended 3/31/2008		46.85	.53	2.53	3.06	(.64)	(3.63)	(4.27)	45.64	5.57	4,093	1.57		1.53		1.06
Year ended 3/31/2007		43.35	.31	6.35	6.66	(.45)	(2.71)	(3.16)	46.85	15.65	3,640	1.62		1.58		.69
Year ended 3/31/2006		35.04	.27	9.82	10.09	(.46)	(1.32)	(1.78)	43.35	29.21	2,697	1.64		1.60		.71
Year ended 3/31/2005		31.81	.14	3.40	3.54	(.31)	-	(.31)	35.04	11.16	1,546	1.67		1.65		.44
Year ended 3/31/2004		20.58	.06	11.37	11.43	(.20)	-	(.20)	31.81	55.76	939	1.70		1.70		.19
Class F-1:
Six months ended 9/30/2008	(5)	46.62	.68	(9.99)	(9.31)	-	-	-	37.31	(19.97)	8,259.83		(6)	.79	(6)	3.02	(6)
Year ended 3/31/2008		47.73	.92	2.60	3.52	(1.00)	(3.63)	(4.63)	46.62	6.38	10,328.81			.77		1.81
Year ended 3/31/2007		44.05	.69	6.47	7.16	(.77)	(2.71)	(3.48)	47.73	16.59	8,639.82			.78		1.50
Year ended 3/31/2006		35.52	.59	9.97	10.56	(.71)	(1.32)	(2.03)	44.05	30.22	6,686.84			.80		1.50
Year ended 3/31/2005		32.18	.40	3.45	3.85	(.51)	-	(.51)	35.52	12.01	3,901.90			.89		1.20
Year ended 3/31/2004		20.75	.27	11.48	11.75	(.32)	-	(.32)	32.18	57.02	2,449.92			.92		.97
Class F-2:
Period from 8/1/2008 to 9/30/2008	(5)	43.75	.10	(6.35)	(6.25)	-	-	-	37.50	(14.29)	447.11			.10		.24
Class 529-A:
Six months ended 9/30/2008	(5)	46.53	.68	(9.97)	(9.29)	-	-	-	37.24	(19.96)	671.84		(6)	.80	(6)	3.00	(6)
Year ended 3/31/2008		47.66	.90	2.60	3.50	(1.00)	(3.63)	(4.63)	46.53	6.34	789.83			.79		1.78
Year ended 3/31/2007		44.00	.67	6.48	7.15	(.78)	(2.71)	(3.49)	47.66	16.59	601.83			.79		1.45
Year ended 3/31/2006		35.49	.58	9.97	10.55	(.72)	(1.32)	(2.04)	44.00	30.21	387.85			.80		1.47
Year ended 3/31/2005		32.15	.39	3.46	3.85	(.51)	-	(.51)	35.49	12.04	197.91			.89		1.18
Year ended 3/31/2004		20.74	.27	11.47	11.74	(.33)	-	(.33)	32.15	57.00	104.91			.91		.98
Class 529-B:
Six months ended 9/30/2008	(5)	45.71	.49	(9.77)	(9.28)	-	-	-	36.43	(20.30)	88	1.66	(6)	1.62	(6)	2.19	(6)
Year ended 3/31/2008		46.93	.48	2.53	3.01	(.60)	(3.63)	(4.23)	45.71	5.47	107	1.66		1.61		.97
Year ended 3/31/2007		43.42	.28	6.37	6.65	(.43)	(2.71)	(3.14)	46.93	15.60	90	1.67		1.63		.63
Year ended 3/31/2006		35.09	.25	9.82	10.07	(.42)	(1.32)	(1.74)	43.42	29.10	64	1.71		1.67		.64
Year ended 3/31/2005		31.86	.10	3.40	3.50	(.27)	-	(.27)	35.09	11.01	39	1.80		1.79		.30
Year ended 3/31/2004		20.61	.02	11.38	11.40	(.15)	-	(.15)	31.86	55.61	24	1.83		1.83		.06
Class 529-C:
Six months ended 9/30/2008	(5)	45.63	.48	(9.74)	(9.26)	-	-	-	36.37	(20.30)	264	1.66	(6)	1.62	(6)	2.19	(6)
Year ended 3/31/2008		46.87	.48	2.53	3.01	(.62)	(3.63)	(4.25)	45.63	5.47	317	1.65		1.61		.96
Year ended 3/31/2007		43.38	.28	6.37	6.65	(.45)	(2.71)	(3.16)	46.87	15.62	248	1.67		1.63		.62
Year ended 3/31/2006		35.08	.24	9.83	10.07	(.45)	(1.32)	(1.77)	43.38	29.11	164	1.70		1.66		.63
Year ended 3/31/2005		31.86	.10	3.40	3.50	(.28)	-	(.28)	35.08	11.02	88	1.79		1.78		.31
Year ended 3/31/2004		20.61	.02	11.39	11.41	(.16)	-	(.16)	31.86	55.66	50	1.82		1.82		.07
Class 529-E:
Six months ended 9/30/2008	(5)	46.17	.60	(9.87)	(9.27)	-	-	-	36.90	(20.08)	37	1.15	(6)	1.11	(6)	2.70	(6)
Year ended 3/31/2008		47.34	.74	2.57	3.31	(.85)	(3.63)	(4.48)	46.17	6.00	45	1.14		1.10		1.47
Year ended 3/31/2007		43.75	.52	6.43	6.95	(.65)	(2.71)	(3.36)	47.34	16.21	36	1.15		1.11		1.14
Year ended 3/31/2006		35.33	.45	9.91	10.36	(.62)	(1.32)	(1.94)	43.75	29.77	24	1.18		1.13		1.13
Year ended 3/31/2005		32.04	.28	3.43	3.71	(.42)	-	(.42)	35.33	11.63	12	1.26		1.24		.84
Year ended 3/31/2004		20.69	.17	11.44	11.61	(.26)	-	(.26)	32.04	56.45	7	1.28		1.28		.61

Class 529-F-1:
Six months ended 9/30/2008	(5)	$46.54	$.72	$(9.98)	$(9.26)	$ -	$ -	$ -	$37.28	(19.90)%	$44.65%		(6)	.61%	(6)	3.18%	(6)
Year ended 3/31/2008		47.65	.99	2.62	3.61	(1.09)	(3.63)	(4.72)	46.54	6.55	51.64			.60		1.96
Year ended 3/31/2007		43.98	.74	6.49	7.23	(.85)	(2.71)	(3.56)	47.65	16.79	39.65			.61		1.61
Year ended 3/31/2006		35.45	.64	9.96	10.60	(.75)	(1.32)	(2.07)	43.98	30.39	23.70			.66		1.63
Year ended 3/31/2005		32.13	.36	3.44	3.80	(.48)	-	(.48)	35.45	11.89	12	1.01		.99		1.09
Year ended 3/31/2004		20.74	.24	11.48	11.72	(.33)	-	(.33)	32.13	56.79	6	1.02		1.02		.82
Class R-1:
Six months ended 9/30/2008	(5)	45.45	.49	(9.70)	(9.21)	-	-	-	36.24	(20.26)	181	1.59	(6)	1.54	(6)	2.25	(6)
Year ended 3/31/2008		46.71	.49	2.54	3.03	(.66)	(3.63)	(4.29)	45.45	5.52	190	1.61		1.57		.99
Year ended 3/31/2007		43.29	.28	6.38	6.66	(.53)	(2.71)	(3.24)	46.71	15.68	136	1.62		1.58		.61
Year ended 3/31/2006		35.04	.26	9.82	10.08	(.51)	(1.32)	(1.83)	43.29	29.16	66	1.65		1.61		.66
Year ended 3/31/2005		31.89	.11	3.43	3.54	(.39)	-	(.39)	35.04	11.18	29	1.72		1.68		.34
Year ended 3/31/2004		20.67	.04	11.41	11.45	(.23)	-	(.23)	31.89	55.72	8	1.82		1.71		.15
Class R-2:
Six months ended 9/30/2008	(5)	45.62	.50	(9.75)	(9.25)	-	-	-	36.37	(20.28)	1,059	1.62	(6)	1.58	(6)	2.24	(6)
Year ended 3/31/2008		46.84	.50	2.54	3.04	(.63)	(3.63)	(4.26)	45.62	5.51	1,296	1.61		1.57		1.01
Year ended 3/31/2007		43.36	.30	6.35	6.65	(.46)	(2.71)	(3.17)	46.84	15.66	1,093	1.67		1.59		.66
Year ended 3/31/2006		35.07	.26	9.83	10.09	(.48)	(1.32)	(1.80)	43.36	29.20	735	1.76		1.60		.68
Year ended 3/31/2005		31.86	.14	3.41	3.55	(.34)	-	(.34)	35.07	11.17	375	1.90		1.64		.42
Year ended 3/31/2004		20.64	.05	11.40	11.45	(.23)	-	(.23)	31.86	55.78	174	2.08		1.67		.17
Class R-3:
Six months ended 9/30/2008	(5)	46.04	.63	(9.87)	(9.24)	-	-	-	36.80	(20.07)	5,520	1.08	(6)	1.04	(6)	2.82	(6)
Year ended 3/31/2008		47.20	.78	2.54	3.32	(.85)	(3.63)	(4.48)	46.04	6.05	7,639	1.11		1.07		1.55
Year ended 3/31/2007		43.64	.52	6.41	6.93	(.66)	(2.71)	(3.37)	47.20	16.20	6,918	1.15		1.10		1.14
Year ended 3/31/2006		35.23	.46	9.89	10.35	(.62)	(1.32)	(1.94)	43.64	29.85	4,336	1.15		1.11		1.18
Year ended 3/31/2005		31.96	.30	3.42	3.72	(.45)	-	(.45)	35.23	11.68	2,321	1.18		1.16		.89
Year ended 3/31/2004		20.68	.15	11.45	11.60	(.32)	-	(.32)	31.96	56.46	1,052	1.29		1.29		.51
Class R-4:
Six months ended 9/30/2008	(5)	46.17	.67	(9.89)	(9.22)	-	-	-	36.95	(19.97)	9,491.85		(6)	.80	(6)	2.99	(6)
Year ended 3/31/2008		47.31	.88	2.60	3.48	(.99)	(3.63)	(4.62)	46.17	6.32	10,970.85			.81		1.75
Year ended 3/31/2007		43.69	.64	6.45	7.09	(.76)	(2.71)	(3.47)	47.31	16.61	8,627.87			.82		1.41
Year ended 3/31/2006		35.25	.57	9.91	10.48	(.72)	(1.32)	(2.04)	43.69	30.20	5,352.87			.83		1.45
Year ended 3/31/2005		31.95	.39	3.44	3.83	(.53)	-	(.53)	35.25	12.04	2,668.90			.88		1.17
Year ended 3/31/2004		20.63	.27	11.41	11.68	(.36)	-	(.36)	31.95	57.00	1,106.92			.92		.92
Class R-5:
Six months ended 9/30/2008	(5)	46.86	.75	(10.05)	(9.30)	-	-	-	37.56	(19.85)	17,437.53		(6)	.48	(6)	3.30	(6)
Year ended 3/31/2008		47.94	1.05	2.63	3.68	(1.13)	(3.63)	(4.76)	46.86	6.64	19,731.55			.50		2.05
Year ended 3/31/2007		44.22	.78	6.53	7.31	(.88)	(2.71)	(3.59)	47.94	16.91	14,993.57			.52		1.70
Year ended 3/31/2006		35.64	.69	10.02	10.71	(.81)	(1.32)	(2.13)	44.22	30.56	9,059.58			.53		1.74
Year ended 3/31/2005		32.26	.50	3.47	3.97	(.59)	-	(.59)	35.64	12.38	4,507.59			.58		1.51
Year ended 3/31/2004		20.78	.35	11.51	11.86	(.38)	-	(.38)	32.26	57.49	2,473.61			.61		1.27

		Year ended March 31
	Six months ended September 30, 2008(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	17%	38%	27%	35%	30%	25%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

[logo – American Funds®]

EuroPacific Growth Fund®
Investment portfolio

March 31, 2008

		Market value
Common stocks — 89.20%	Shares	(000)

FINANCIALS — 16.06%
Banco Santander, SA1	88,264,105	$1,758,948
AXA SA1	40,208,514	1,455,467
Erste Bank der oesterreichischen Sparkassen AG1	12,417,486	808,304
ICICI Bank Ltd.[1]	16,793,789	325,385
ICICI Bank Ltd. (ADR)	6,961,650	265,865
UniCredit SpA[1]	83,583,840	558,483
Banco Bradesco SA, preferred nominative	19,555,895	545,019
Kookmin Bank[1]	9,303,410	522,752
Kookmin Bank[1,2]	330,000	18,542
Banco Itaú Holding Financeira SA, preferred nominative	22,083,500	504,604
ING Groep NV, depository receipts[1]	13,297,361	497,256
Shinhan Financial Group Co., Ltd.[1]	9,075,000	479,681
Chuo Mitsui Trust Holdings, Inc.[1,3]	64,238,000	389,311
State Bank of India[1]	8,254,966	331,455
State Bank of India (GDR)[1]	376,560	33,352
National Bank of Greece SA1	6,790,000	360,577
Westfield Group[1]	21,063,466	343,847
BNP Paribas SA1	3,272,640	330,790
UBS AG1	11,356,796	330,584
Banco Bilbao Vizcaya Argentaria, SA1	14,466,200	318,668
QBE Insurance Group Ltd.[1]	14,941,666	304,031
Sberbank (Savings Bank of the Russian Federation) (GDR)[1]	825,935	282,592
Lloyds TSB Group PLC[1]	30,957,000	277,696
HSBC Holdings PLC (Hong Kong)[1]	10,501,330	172,365
HSBC Holdings PLC (United Kingdom)[1]	6,344,188	104,475
Samsung Fire & Marine Insurance Co., Ltd.[1]	1,262,072	261,017
Sampo Oyj, Class A1	9,357,095	253,632
Mitsubishi Estate Co., Ltd.[1]	10,375,000	252,435
Investor AB, Class B1	9,653,000	217,844
Housing Development Finance Corp. Ltd.[1]	3,629,346	216,916
Standard Chartered PLC[1]	6,224,428	212,632
Skandinaviska Enskilda Banken AB, Class A1	7,560,000	198,429
ORIX Corp.[1]	1,442,000	197,044
HDFC Bank Ltd.[1]	5,921,258	196,454
Sun Hung Kai Properties Ltd.[1]	10,318,000	162,511
Sun Hung Kai Properties Ltd.[1]	2,150,000	33,863
Société Générale[1]	1,895,000	185,270
Korea Exchange Bank[1]	13,386,640	179,572
Hypo Real Estate Holding AG1	6,791,264	176,760
TrygVesta A/S1	1,991,000	175,272
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	145,478
Fairfax Financial Holdings Ltd.	94,114	27,020
Unibail-Rodamco, non-registered shares[1]	654,000	168,576
ICAP PLC[1]	14,875,000	167,891
OTP Bank PLC[1]	3,995,000	164,497
Ayala Land, Inc.[1]	631,283,600	164,218
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,405,000	163,879
Banco do Brasil SA, ordinary nominative	12,030,500	158,781
Mizuho Financial Group, Inc.[1]	42,800	157,598
Oversea-Chinese Banking Corp. Ltd.[1]	25,981,000	153,462
Mitsui Sumitomo Insurance Co., Ltd.[1]	15,019,000	150,235
Bank of Nova Scotia	3,200,000	145,001
DBS Group Holdings Ltd[1]	10,875,000	142,817
Grupo Financiero Banorte, SAB de CV, Series O	31,800,000	137,909
BOC Hong Kong (Holdings) Ltd.[1]	56,038,000	134,765
Türkiye Is Bankasi AS, Class C1	36,050,000	133,991
Industrial and Commercial Bank of China Ltd., Class H1	190,000,000	132,147
Hana Financial Holdings[1]	3,000,000	123,399
AMP Ltd.[1]	17,101,711	123,086
Swedbank AB1	4,250,000	119,402
Commerzbank U.S. Finance, Inc.[1]	3,634,000	113,753
Topdanmark A/S1,4	673,550	113,250
DnB NOR ASA[1]	7,300,000	111,423
PartnerRe Holdings Ltd.	1,395,000	106,438
PT Bank Mandiri (Persero) Tbk[1]	308,055,000	106,270
Macquarie Group Ltd.[1]	1,996,000	96,970
Admiral Group PLC[1]	5,550,000	88,288
Unione di Banche Italiane Scpa[1]	3,365,000	86,411
Allianz SE1	401,000	79,528
Royal Bank of Scotland Group PLC[1]	11,650,001	77,940
GuangZhou R&F Properties Co., Ltd., Class H1	28,541,200	76,577
Sompo Japan Insurance Inc.[1]	7,957,000	71,205
NIPPONKOA Insurance Co., Ltd.[1]	7,141,000	55,152
Credit Suisse Group[1]	1,000,000	50,894
China Life Insurance Co. Ltd., Class H1	14,585,000	50,553
Brookfield Asset Management Inc., Class A	1,823,625	49,101
Urban Corp.[1]	10,000,000	42,733
		18,430,338

CONSUMER DISCRETIONARY — 9.81%
Industria de Diseno Textil, SA1	21,175,292	1,176,680
Continental AG1,3	8,280,790	844,030
Honda Motor Co., Ltd.[1]	28,266,250	809,395
Daimler AG1	9,219,000	787,740
Daimler AG (New York registered)[1]	250,000	21,387
Toyota Motor Corp.[1]	15,965,000	803,860
Renault SA1	5,793,642	641,173
Cie. Générale des Établissements Michelin, Class B1	5,078,000	530,088
British Sky Broadcasting Group PLC[1]	45,477,805	503,923
Esprit Holdings Ltd.[1]	32,839,700	393,560
Vivendi SA1	9,552,448	373,767
Hyundai Motor Co.[1]	4,453,448	355,456
adidas AG1	4,553,000	302,971
Marks and Spencer Group PLC[1]	39,420,000	302,850
Fiat Group Automobiles SpA[1]	12,900,000	297,785
Mediaset SpA[1]	30,702,198	284,768
OPAP (Greek Organization of Football Prognostics) SA1	7,850,000	280,887
Yamada Denki Co., Ltd.[1]	2,698,000	233,526
Nikon Corp.[1]	8,220,000	219,704
Carphone Warehouse Group PLC[1]	37,909,747	214,361
Hyundai Mobis Co., Ltd.[1]	2,691,562	210,121
Cie. Financière Richemont SA, Class A, units[1]	3,225,000	181,124
ProSiebenSAT.1 Media AG, nonvoting preferred[1,3]	7,110,000	153,724
GOME Electrical Appliances Holding Ltd.[1]	53,850,000	123,637
JCDecaux SA1	3,528,700	103,862
H & M Hennes & Mauritz AB, Class B1	1,675,000	103,158
Carnival PLC[1]	2,500,000	100,170
Suzuki Motor Corp.[1]	3,946,333	99,820
Grupo Televisa, SAB, ordinary participation certificates (ADR)	4,000,000	96,960
Techtronic Industries Co. Ltd.[1,3]	86,710,000	85,750
Lotte Shopping Co.[1]	282,000	85,314
Kingfisher PLC[1]	31,334,650	82,050
GEOX SpA[1]	5,177,000	80,272
News Corp., Class A	4,152,946	77,868
Sony Corp.[1]	1,930,000	77,134
Daito Trust Construction Co., Ltd.[1]	1,315,000	67,951
Swatch Group Ltd, non-registered shares[1]	178,070	47,600
Swatch Group Ltd[1]	126,956	6,519
SEGA SAMMY HOLDINGS INC.[1]	3,353,100	35,553
DSG International PLC[1]	25,345,000	31,930
Daiwa House Industry Co., Ltd.[1]	2,960,300	29,629
		11,258,057

TELECOMMUNICATION SERVICES — 9.60%
América Móvil, SAB de CV, Series L (ADR)	26,612,800	1,694,969
América Móvil, SAB de CV, Series L	8,940,000	28,502
Vodafone Group PLC[1]	426,674,931	1,277,455
Koninklijke KPN NV1	55,896,900	946,608
MTN Group Ltd.[1]	58,609,000	889,282
Singapore Telecommunications Ltd.[1]	206,403,075	590,620
Telenor ASA[1,4]	28,715,000	552,673
KDDI Corp.[1]	83,350	514,709
Bharti Airtel Ltd.[1,4]	21,832,491	452,715
France Télécom SA1	12,691,000	426,797
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	387,966,200	409,896
Teléfonos de México, SAB de CV, Class L (ADR)	10,000,000	376,000
Telefónica, SA1	13,012,000	373,960
Chunghwa Telecom Co., Ltd. (ADR)	10,937,623	284,597
Chunghwa Telecom Co., Ltd.[1]	8,659,800	22,811
TIM Participações SA, preferred nominative (ADR)	8,060,917	260,287
Orascom Telecom Holding SAE (GDR)[1]	3,519,539	239,497
Telekomunikacja Polska SA1	20,400,000	202,922
Philippine Long Distance Telephone Co.[1]	2,976,260	200,372
Telekom Austria AG, non-registered shares[1]	9,281,703	192,120
Portugal Telecom, SGPS, SA1	15,795,000	183,658
China Unicom Ltd.[1]	83,480,000	177,012
SOFTBANK CORP.[1]	7,365,000	135,686
Telstra Corp. Ltd.[1]	33,469,579	134,836
Joint-Stock Financial Corp. Sistema (GDR)[1]	3,472,000	111,601
Iliad SA1	1,007,500	100,372
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	1,592,800	92,367
Deutsche Telekom AG1	4,618,000	76,796
Advanced Info Service PCL[1]	21,264,600	68,056
		11,017,176

MATERIALS — 9.15%
Bayer AG, non-registered shares[1]	35,429,866	$ 2,838,482
Linde AG1	5,896,900	833,743
POSCO[1]	913,750	437,553
Barrick Gold Corp.	9,149,453	397,544
Impala Platinum Holdings Ltd.[1]	10,312,888	396,532
ArcelorMittal[1]	4,642,500	380,235
Nitto Denko Corp.[1]	8,570,900	367,368
Norsk Hydro ASA[1]	24,411,300	357,813
CRH PLC[1]	9,210,029	350,171
BASF SE1	2,539,075	341,784
Cia. Vale do Rio Doce, ordinary nominative (ADR)	8,000,000	277,120
BHP Billiton PLC[1]	9,000,000	266,925
Teck Cominco Ltd., Class B	6,371,000	261,029
K+S AG1	690,000	226,138
Aracruz Celulose SA, Class B, preferred nominative (ADR)	2,943,472	200,921
First Quantum Minerals Ltd.	2,309,900	187,167
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[4]	7,118,468	185,934
Formosa Plastics Corp.[1]	60,895,000	184,491
JSR Corp.[1]	8,073,200	183,295
BlueScope Steel Ltd.[1]	19,250,000	175,347
Akzo Nobel NV1	2,165,000	173,889
Salzgitter AG1	959,200	166,678
Mondi PLC[1,3]	19,197,500	159,209
Yamana Gold Inc.	10,208,000	149,647
OAO Severstal (GDR)[1]	5,735,900	129,741
JSC Uralkali (GDR)[1,4]	3,127,869	128,215
Holcim Ltd.[1]	1,028,571	108,019
Syngenta AG1	358,000	104,865
Sumitomo Chemical Co., Ltd.[1]	13,845,000	88,845
Gold Fields Ltd.[1]	6,107,500	85,257
Harmony Gold Mining Co. Ltd.[1,4]	5,650,000	67,339
Titan Cement Co. SA1	1,485,000	63,262
Stora Enso Oyj, Class R1	5,394,843	62,336
UPM-Kymmene Oyj[1]	3,340,000	59,323
Newcrest Mining Ltd.[1]	992,591	30,329
Givaudan SA1	28,500	28,196
Koninklijke DSM NV1	515,979	24,913
Rhodia SA1,4	945,833	22,083
Mondi Ltd.[1]	121,000	1,025
		10,502,763

HEALTH CARE — 8.51%
Roche Holding AG1	18,082,550	3,405,076
Novo Nordisk A/S, Class B1	30,990,900	2,122,264
Novartis AG1	22,729,900	1,165,685
Teva Pharmaceutical Industries Ltd. (ADR)	12,727,100	587,865
UCB SA1,3	11,908,290	414,444
Merck KGaA[1]	2,913,558	359,288
Elan Corp., PLC (ADR)[4]	13,651,400	284,768
Essilor[1]	4,192,000	274,233
Nobel Biocare Holding AG1	908,464	211,491
Smith & Nephew PLC[1]	13,580,100	179,587
Richter Gedeon NYRT[1]	849,000	175,596
Lonza Group Ltd.[1]	1,052,922	139,763
Chugai Pharmaceutical Co., Ltd.[1]	11,445,000	129,459
Daiichi Sankyo Co., Ltd.[1]	3,897,400	115,221
AstraZeneca PLC (Sweden)[1]	2,900,000	108,777
Straumann Holding AG1	205,000	58,543
Shionogi & Co., Ltd.[1]	2,515,000	42,974
		9,775,034

INFORMATION TECHNOLOGY — 8.32%
Hon Hai Precision Industry Co., Ltd.[1]	256,112,481	1,470,514
Samsung Electronics Co., Ltd.[1]	1,731,600	1,100,693
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	22,172
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	378,128,175	787,181
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,477,161	117,870
Nokia Corp.[1]	19,611,000	624,034
Nokia Corp. (ADR)	6,443,900	205,109
SAP AG1	15,540,000	772,247
High Tech Computer Corp.[1]	25,558,000	575,642
Hynix Semiconductor Inc.[1,4]	18,677,940	526,448
HOYA Corp.[1]	21,136,800	500,563
Canon, Inc.[1]	10,446,200	483,644
Redecard SA, ordinary nominative	19,748,400	329,215
Hirose Electric Co., Ltd.[1,3]	2,547,000	286,696
Murata Manufacturing Co., Ltd.[1]	5,254,600	264,592
Acer Inc.[1,3]	136,488,101	244,950
AU Optronics Corp.[1]	90,547,298	155,915
AU Optronics Corp. (ADR)	688,000	11,827
Quanta Computer Inc.[1]	120,425,083	166,479
Rohm Co., Ltd.[1]	2,467,700	153,087
Toshiba Corp.[1]	22,640,000	151,723
STMicroelectronics NV1	12,950,000	137,797
Nippon Electric Glass Co., Ltd.[1]	6,750,000	105,716
ASML Holding NV1,4	3,440,222	84,618
ASML Holding NV (New York registered)[4]	189,333	4,697
Konica Minolta Holdings, Inc.[1]	6,460,000	88,995
Delta Electronics, Inc.[1]	19,877,550	58,915
Foxconn Technology Co., Ltd.[1]	8,644,050	51,804
Chartered Semiconductor Manufacturing Ltd[1,4]	60,000,000	31,586
Powerchip Semiconductor Corp.[1]	73,257,835	27,404
NEC Corp.[1]	1,801,000	6,893
		9,549,026

CONSUMER STAPLES — 7.33%
Nestlé SA1	2,899,700	1,449,742
Groupe Danone SA1	10,816,664	968,411
Tesco PLC[1]	110,403,061	833,828
L’Oréal SA1	5,987,259	761,625
Diageo PLC[1]	27,256,500	549,442
Koninklijke Ahold NV1,4	35,017,705	519,703
Shoppers Drug Mart Corp.	8,600,000	434,814
SABMiller PLC[1]	17,051,900	373,498
Unilever NV, depository receipts[1]	8,685,000	291,903
Wal-Mart de México, SAB de CV, Series V	64,835,718	274,595
ITC Ltd.[1]	52,270,000	270,475
Pernod Ricard Co.[1]	2,400,000	247,202
METRO AG1	3,060,000	247,112
Woolworths Ltd.[1]	7,930,626	210,654
Shinsegae Co., Ltd.[1]	288,823	182,263
Heineken NV1	2,990,000	173,793
Parmalat Spa[1]	41,851,900	160,781
Coca-Cola Hellenic Bottling Co. SA1	3,000,000	140,156
Unilever PLC[1]	2,526,750	85,239
InBev[1]	963,500	84,967
Fomento Económico Mexicano, SAB de CV (ADR)	1,600,630	66,874
Foster’s Group Ltd.[1]	9,666,709	45,217
Seven & I Holdings Co., Ltd.[1]	1,530,000	38,857
		8,411,151

ENERGY — 7.09%
OAO Gazprom (ADR)[1]	33,826,000	1,726,475
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	11,117,870	1,135,246
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	357,930	30,313
Royal Dutch Shell PLC, Class B1	12,137,435	408,496
Royal Dutch Shell PLC, Class A1	5,000,000	172,596
Royal Dutch Shell PLC, Class B (ADR)	1,586,078	106,870
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	68,980
OAO LUKOIL (ADR)[1]	7,745,000	665,166
TOTAL SA1	8,483,600	630,972
Oil & Natural Gas Corp. Ltd.[1]	22,557,739	553,701
Saipem SpA, Class S1	12,666,566	511,691
Canadian Natural Resources, Ltd.	5,081,300	347,574
China National Offshore Oil Corp.[1]	215,288,100	316,576
SK Energy Co., Ltd.[1]	3,040,225	314,028
Reliance Industries Ltd.[1,4]	4,622,000	262,564
ENI SpA[1]	6,276,000	213,980
StatoilHydro ASA[1]	6,478,320	195,083
Sasol Ltd.[1]	2,830,504	136,350
Nexen Inc.	4,012,987	118,987
Petro-Canada	2,300,000	100,123
Oil and Gas Development Co. Ltd.[1]	33,000,000	70,617
PetroChina Co. Ltd., Class H1	46,600,000	58,457
		8,144,845

INDUSTRIALS — 7.02%
Schneider Electric SA1	7,614,786	985,330
Siemens AG1	7,792,000	845,800
Sandvik AB1	38,781,300	675,852
Ryanair Holdings PLC (ADR)[3,4]	19,373,900	547,894
FANUC LTD[1]	5,147,500	497,749
ABB Ltd[1]	15,315,000	412,459
Vallourec SA1,4	1,605,711	390,532
ALSTOM SA1	1,674,000	363,720
Scania AB, Class B1	9,398,800	197,598
Scania AB, Class A1	449,780	10,157
Gamesa Corporación Technologica, SA1	4,295,600	196,034
Fraport AG1	2,578,500	186,293
Mitsubishi Corp.[1]	5,950,000	183,187
SMC Corp.[1]	1,674,000	176,965
KONE Oyj, Class B1	4,123,000	169,406
Deutsche Post AG1	4,995,500	152,711
AB Volvo, Class B1	10,000,000	151,918
Atlas Copco AB, Class A1	8,274,600	141,755
Toll Holdings Ltd.[1]	15,418,149	141,142
European Aeronautic Defence and Space Co. EADS NV1	5,525,169	131,187
Capita Group PLC[1]	9,724,998	130,920
Tata Motors Ltd.[1]	8,321,793	129,674
Nippon Express Co., Ltd.[1]	22,077,000	127,067
Asahi Glass Co., Ltd.[1]	11,105,000	123,044
Cintra, Concesiones de Infraestructuras de Transporte, SA1	8,297,241	122,746
Geberit AG1	703,501	104,836
Orkla AS1	7,935,000	101,138
Wienerberger AG1	1,777,632	94,940
Suzlon Energy Ltd.[1,4]	13,323,321	88,144
Bombardier Inc., Class B4	15,157,300	80,707
Hays PLC[1]	30,789,000	69,794
Singapore Airlines Ltd.[1]	6,102,133	69,309
Finmeccanica SpA[1]	1,985,000	67,640
Metso Oyj[1]	1,250,000	67,591
SAFRAN SA1	2,248,802	46,048
Mitsubishi Heavy Industries, Ltd.[1]	9,297,000	40,423
Wolseley PLC[1]	2,371,844	24,910
SK Holdings Co. Ltd.[1]	65,300	9,387
		8,056,007

UTILITIES — 3.68%
E.ON AG1	5,069,000	938,170
SUEZ SA1	13,010,600	854,990
Public Power Corp. SA1,3	11,646,727	510,929
British Energy Group plc[1]	39,150,000	506,854
RWE AG1	3,115,000	382,775
Electricité de France SA1	3,718,000	323,517
Veolia Environnement[1]	4,130,319	287,972
Hong Kong and China Gas Co. Ltd.[1]	73,287,500	221,411
NTPC Ltd.[1]	39,477,975	194,856
		4,221,474

MISCELLANEOUS — 2.63%
Other common stocks in initial period of acquisition		3,014,516

Total common stocks (cost: $77,536,677,000)		102,380,387

	Principal amount
Short-term securities — 10.36%	(000)

Federal Home Loan Bank 1.733%–4.21% due 4/4/2008–3/10/2009	$3,279,723	3,254,297
Freddie Mac 1.72%–3.05% due 6/6–9/25/2008	1,348,270	1,338,221
Nestlé Capital Corp. 2.64%–2.89% due 4/24–8/4/2008[2]	382,500	380,337
Nestlé Finance International Ltd. 2.59%–3.10% due 4/16–6/6/2008	287,274	286,144
U.S. Treasury Bills 1.34%–3.26% due 5/29–9/25/2008	545,700	542,954
Fannie Mae 1.70%–4.22% due 4/3–9/10/2008[5]	526,779	524,361
General Electric Capital Corp. 2.05%–3.00% due 4/1–12/12/2008	498,800	495,707
UBS Finance (Delaware) LLC 2.91%–3.90% due 4/16–8/1/2008	435,400	433,003
BASF AG 2.55%–4.445% due 4/4–6/16/2008[2]	362,300	361,332
Siemens Capital Co. LLC 2.05%–2.95% due 5/7–5/29/2008[2]	350,100	348,799
Société Générale North America, Inc. 3.86%–4.36% due 4/8–5/8/2008	296,000	295,517
AstraZeneca PLC 2.79%–4.25% due 4/28–8/26/2008[2]	273,100	271,689
ING (US) Funding LLC 2.88%–2.96% due 6/2–6/6/2008	200,000	199,024
Svenska Handelsbanken Inc. 2.95%–3.76% due 4/17–5/5/2008	191,000	190,553
Eksportfinans ASA 2.80%–4.63% due 4/3–5/14/2008[2]	183,200	182,804
AT&T Inc. 2.68%–2.88% due 4/17–5/7/2008[2]	181,000	180,524
Royal Bank of Scotland PLC 4.52%–4.90% due 4/28–6/12/2008	179,050	179,166
American Honda Finance Corp. 2.10%–2.80% due 4/21–5/8/2008	165,630	165,324
IBM International Group Capital LLC 2.47%–2.72% due 4/25–4/29/2008[2]	160,000	159,683
Danske Corp. 3.74%–4.475% due 4/7–4/15/2008[2]	154,800	154,658
Johnson & Johnson 2.40% due 5/23/2008[2]	135,000	134,484
Calyon North America Inc. 2.89%–4.445% due 4/10–5/1/2008	113,300	113,092
Bank of Ireland 3.82%–4.60% due 4/1–4/15/2008[2]	110,600	110,515
Barclays U.S. Funding Corp. 3.85%–3.935% due 5/14–6/12/2008	108,400	107,945
BNP Paribas Finance Inc. 4.361% due 4/7/2008	100,000	99,941
CBA (Delaware) Finance Inc. 4.41% due 4/7/2008	100,000	99,941
Toyota Motor Credit Corp. 4.29%–4.56% due 4/8–5/5/2008	100,000	99,820
Toronto-Dominion Holdings USA Inc. 2.685% due 7/17/2008[2]	100,000	99,184
Coca-Cola Co. 2.10%–2.30% due 6/5–6/13/2008[2]	97,200	96,682
Procter & Gamble International Funding S.C.A. 2.08% due 5/30/2008[2]	89,100	88,699
Private Export Funding Corp. 2.78%–3.30% due 4/21–5/9/2008[2]	88,000	87,766
Federal Farm Credit Banks 2.40%–3.75% due 7/1–8/28/2008	75,500	74,957
European Investment Bank 2.725% due 5/5/2008	75,000	74,781
Pfizer Inc. 2.55% due 9/5/2008[2]	68,400	67,591
Electricité de France 2.55% due 5/8/2008	59,800	59,639
Swedish Export Credit Corp. 2.13% due 6/18/2008	56,300	55,964
JPMorgan Chase & Co. 2.48% due 6/30/2008	53,200	52,830
International Bank for Reconstruction and Development 4.20% due 4/24/2008	50,000	49,898
United Parcel Service Inc. 4.19% due 4/28/2008[2]	50,000	49,881
ANZ National (International) Ltd. 3.05% due 5/5/2008[2]	50,000	49,854
Canadian Imperial Holdings Inc. 3.00% due 5/13/2008	50,000	49,831
Shell International Finance BV 2.06% due 6/27/2008[2]	50,000	49,668
Royal Bank of Canada 2.75% due 5/12/2008	33,195	33,085
GlaxoSmithKline Finance PLC 4.56% due 4/28/2008[2]	30,300	30,227
Scotiabank Inc. 4.56% due 4/2/2008[2]	25,000	24,996
KfW 2.25% due 5/13/2008[2]	25,000	24,933
American Express Credit Corp. 2.85% due 5/13/2008	25,000	24,915
BMW U.S. Capital LLC 2.12% due 5/27/2008[2]	25,000	24,894
DaimlerChrysler Revolving Auto Conduit LLC 4.50% due 4/7/2008	5,800	5,796

Total short-term securities (cost: $11,886,138,000)		11,885,906

Total investment securities (cost: $89,422,815,000)		114,266,293
Other assets less liabilities		509,243

Net assets		$114,775,536

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
 was $90,520,863,000, which represented 78.87% of the net assets of the fund.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,997,742,000, which represented 2.61% of the net assets of the fund.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Security did not produce income during the last 12 months.
5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-916-0508O-S10858

Summary investment portfolio, March 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.
[begin pie chart]
Industry sector diversification (percent of net assets)
Financials	16.06%
Consumer Discretionary	9.81
Telecommunication services	9.60
Materials	9.15
Health care	8.51
Other industries	36.07
Short-term securities & other assets less liabilities	10.80
[end pie chart]

Country diversification (percent of net assets)
Euro zone *	32.3%
Japan	7.8
United Kingdom	7.0
Switzerland	6.8
South Korea	4.4
Taiwan	3.7
Brazil	3.3
India	2.9
Russia	2.7
Mexico	2.5
Other countries	15.8
Short-term securities & other assets less liabilities	10.8

* Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belguim, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

	Shares	Market	Percent
		value	of net
Common stocks - 89.20%		(000)	assets

Financials - 16.06%
Banco Santander, SA (1)	88,264,105	$ 1,758,948	1.53%
A leading Spanish bank, with a strong franchise in Latin America and the U.K.
AXA SA (1)	40,208,514	1,455,467	1.27
Ranks among the world's largest insurance and financial services companies.
Erste Bank der oesterreichischen Sparkassen AG (1)	12,417,486	808,304.70
A financial services leader in Central Europe.
ICICI Bank Ltd. (1)	16,793,789	325,385
ICICI Bank Ltd. (ADR)	6,961,650	265,865.52
One of India's fastest growing private banks, offering banking services through traditional and electronic channels.
UniCredit SpA (1)	83,583,840	558,483.49
Operates one of the largest banking networks in Italy, with a significant presence in Eastern Europe.
Banco Bradesco SA, preferred nominative	19,555,895	545,019.48
One of the largest private banks in Brazil.
Kookmin Bank (1)	9,303,410	522,752
Kookmin Bank (1) (2)	330,000	18,542.47
Korea's largest financial services provider.
Other securities		12,171,573	10.60
		18,430,338	16.06

Consumer discretionary - 9.81%
Industria de Diseno Textil, SA (1)	21,175,292	1,176,680	1.03
Designs and retails up-to-the-minute clothing. Most of its shops are in Europe.
Continental AG (1) (3)	8,280,790	844,030.74
Germany's top tire maker. Its brands include Continental, Uniroyal and General.
Honda Motor Co., Ltd. (1)	28,266,250	809,395.70
Develops, manufactures and sells automobiles, motorcycles and power equipment globally.
Daimler AG (1)	9,219,000	787,740
Daimler AG (New York registered) (1)	250,000	21,387.70
One of the world's largest automakers and heavy truck manufacturers.
Toyota Motor Corp. (1)	15,965,000	803,860.70
One of the world's largest automotive manufacturers.
Renault SA (1)	5,793,642	641,173.56
A leading French car manufacturer. Also owns a substantial portion of Nissan Motor.
Cie. Générale des Établissements Michelin, Class B (1)	5,078,000	530,088.46
One of the world's largest tire makers. Its brands include Uniroyal and Goodrich.
Other securities		5,643,704	4.92
		11,258,057	9.81

Telecommunication services - 9.60%
América Móvil, SAB de CV, Series L (ADR)	26,612,800	1,694,969
América Móvil, SAB de CV, Series L	8,940,000	28,502	1.50
Latin America's largest cellular communications provider.
Vodafone Group PLC (1)	426,674,931	1,277,455	1.11
One of the leading global operators of mobile telephone services.
Koninklijke KPN NV (1)	55,896,900	946,608.83
The leading Dutch telecommunications company. Provides wireless telephone services in Germany.
MTN Group Ltd. (1)	58,609,000	889,282.78
Major South African-based telecommunications provider serving Africa and the Middle East.
Singapore Telecommunications Ltd. (1)	206,403,075	590,620.51
Among Asia's leading communications companies.
Telenor ASA (1) (4)	28,715,000	552,673.48
Holds a dominant position as Norway's top telecommunications provider.
Other securities		5,037,067	4.39
		11,017,176	9.60

Materials - 9.15%
Bayer AG, non-registered shares (1)	35,429,866	2,838,482	2.47
Makes pharmaceuticals and over-the-counter medicines, and develops medical diagnostic equipment.
Linde AG (1)	5,896,900	833,743.73
Major industrial gas company headquartered in Germany.
Other securities		6,830,538	5.95
		10,502,763	9.15

Health care - 8.51%
Roche Holding AG (1)	18,082,550	3,405,076	2.97
A world leader in pharmaceuticals and diagnostic research.
Novo Nordisk A/S, Class B (1)	30,990,900	2,122,264	1.85
A global leader in drugs to treat diabetes.
Novartis AG (1)	22,729,900	1,165,685	1.01
One of the largest pharmaceutical companies in the world. In addition to its prescription drugs, its products include Ex-Lax and Maalox.
Teva Pharmaceutical Industries Ltd. (ADR)	12,727,100	587,865.51
The leading drug company in Israel, and one of the largest generic drug companies in the U.S.
Other securities		2,494,144	2.17
		9,775,034	8.51

Information technology - 8.32%
Hon Hai Precision Industry Co., Ltd. (1)	256,112,481	1,470,514	1.28
Top-tier provider of electronic manufacturing services to computer, networking, wireless and consumer equipment makers.
Samsung Electronics Co., Ltd. (1)	1,731,600	1,100,693.96
Korea's top electronics manufacturer and a global leader in semiconductor production.
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	378,128,175	787,181
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,477,161	117,870.79
One of the world's largest semiconductor manufacturers.
Nokia Corp. (1)	19,611,000	624,034
Nokia Corp. (ADR)	6,443,900	205,109.72
One of the world's leading cell phone and network infrastructure providers.
SAP AG (1)	15,540,000	772,247.67
A leading developer of software for business applications. Also provides information technology services.
High Tech Computer Corp. (1)	25,558,000	575,642.50
Manufactures mobile computing and communications devices.
Other securities		3,895,736	3.40
		9,549,026	8.32

Consumer staples - 7.33%
Nestlé SA (1)	2,899,700	1,449,742	1.26
Global packaged food and beverage company based in Switzerland.
Groupe Danone SA (1)	10,816,664	968,411.85
One of the world's largest food manufacturers and a leader in dairy products, bottled water and biscuits.
Tesco PLC (1)	110,403,061	833,828.73
Operates supermarkets and convenience stores internationally. A leader in online grocery sales.
L'Oréal SA (1)	5,987,259	761,625.66
One of the world's largest makers of beauty products. In addition to L'Oreal, its brands include Maybelline and Lancome.
Diageo PLC (1)	27,256,500	549,442.48
Sells spirits, wine and beer under brands including Guinness, Smirnoff and Johnnie Walker.
Other securities		3,848,103	3.35
		8,411,151	7.33

Energy - 7.03%
OAO Gazprom (ADR) (1)	33,826,000	1,726,475	1.50
The largest gas producer and transporter in the Russian Federation.
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	11,117,870	1,135,246
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	357,930	30,313	1.02
One of the world's largest oil companies. Engaged in exploration, production, refining, marketing and chemicals.
OAO LUKOIL (ADR) (1)	7,745,000	665,166.58
One of the world's largest oil companies, with operations around the globe.
TOTAL SA (1)	8,483,600	630,972.55
One of the world's leading integrated oil and gas companies.
Oil & Natural Gas Corp. Ltd. (1)	22,557,739	553,701.48
India's largest oil and natural gas exploration and production company.
Other securities		3,332,355	2.90
		8,074,228	7.03

Industrials - 7.02%
Schneider Electric SA (1)	7,614,786	985,330.86
An international supplier of industrial electrical equipment and industrial automation equipment.
Siemens AG (1)	7,792,000	845,800.73
A major worldwide producer of electrical and electronic equipment used in industrial and professional applications.
Sandvik AB (1)	38,781,300	675,852.59
Makes tools for metalworking, mining and construction, with operations around the world.
Ryanair Holdings PLC (ADR) (3) (4)	19,373,900	547,894.48
An airline service provider serving routes between Ireland, the United Kingdom and Continental Europe.
Other securities		5,001,131	4.36
		8,056,007	7.02

Utilities - 3.68%
E.ON AG (1)	5,069,000	938,170.82
This leading German utility supplies electricity, gas and water to customers throughout Europe.
SUEZ SA (1)	13,010,600	854,990.74
Provides electricity, natural gas, waste management and communications services to countries around the world.
Other securities		2,428,314	2.12
		4,221,474	3.68

MISCELLANEOUS - 2.69%
Other common stocks in initial period of acquisition		3,085,133	2.69

Total common stocks (cost: $77,536,677,000)		102,380,387	89.20

	Principal
	amount
Short-term securities - 10.36%	(000)

Federal Home Loan Bank 1.733%-4.21% due 4/4/2008-3/10/2009	$3,279,723	3,254,297	2.84
Freddie Mac 1.72%-3.05% due 6/6-9/25/2008	1,348,270	1,338,221	1.17
Nestlé Capital Corp. 2.64%-2.89% due 4/24-8/4/2008 (2)	382,500	380,337
Nestlé Finance International Ltd. 2.59%-3.10% due 4/16-6/6/2008	287,274	286,144.58
U.S. Treasury Bills 1.34%-3.26% due 5/29-9/25/2008	545,700	542,954.47
Siemens Capital Co. LLC 2.05%-2.95% due 5/7-5/29/2008 (2)	350,100	348,799.30
Other securities		5,735,154	5.00

Total short-term securities (cost: $11,886,138,000)		11,885,906	10.36

Total investment securities (cost: $89,422,815,000)		114,266,293	99.56
Other assets less liabilities		509,243.44

Net assets		$114,775,536	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended March 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/08 (000)

Continental AG (1)	7,038,000	1,242,790	-	8,280,790	$16,298	$844,030
Ryanair Holdings PLC (ADR)	15,072,400	4,301,500	-	19,373,900	-	547,894
Public Power Corp. SA (1)	-	11,646,727	-	11,646,727	1,912	510,929
UCB SA (1)	9,373,290	2,535,000	-	11,908,290	9,775	414,444
Chuo Mitsui Trust Holdings, Inc. (1)	58,827,000	16,273,000	10,862,000	64,238,000	4,169	389,311
Hirose Electric Co., Ltd. (1)	2,547,000	-	-	2,547,000	3,541	286,696
Acer Inc. (1)	151,845,420	4,441,681	19,799,000	136,488,101	14,228	244,950
Mondi PLC (1)	-	19,197,500	-	19,197,500	1,911	159,209
ProSiebenSAT.1 Media AG, nonvoting preferred (1)	-	7,110,000	-	7,110,000	4,223	153,724
Techtronic Industries Co. Ltd. (1)	65,780,000	20,930,000	-	86,710,000	2,067	85,750
HOYA Corp. (1) (5)	7,560,000	14,910,500	1,333,700	21,136,800	12,082	-
Hypo Real Estate Holding AG (1) (5)	8,183,540	2,447,724	3,840,000	6,791,264	14,040	-
Hyundai Mobis Co., Ltd. (1) (5)	3,149,000	1,244,350	1,701,788	2,691,562	4,878	-
Kookmin Bank (1) (5)	18,047,910	-	8,744,500	9,303,410	39,278	-
Kookmin Bank (1) (2) (5)	330,000	-	-	330,000	718	-
Linde AG (1) (5)	7,617,903	698,405	2,419,408	5,896,900	13,909	-
Nitto Denko Corp. (1) (5)	8,687,900	1,393,800	1,510,800	8,570,900	6,447	-
SEGA SAMMY HOLDINGS INC. (1) (5)	18,401,600	-	15,048,500	3,353,100	2,953	-
Smith & Nephew PLC (1) (5)	52,421,300	-	38,841,200	13,580,100	3,540	-
					$155,969	$3,636,937

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $90,520,862,000, which represented 78.87% of the net assets of the fund.

(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities,"  was $2,997,740,000, which represented 2.61% of the net assets of the fund.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Security did not produce income during the last 12 months.
(5) Unaffiliated issuer at 3/31/2008.

The descriptions of the companies shown in the summary investment portfolio are supplemental. These descriptions and the industry classifications were obtained from published reports and other sources believed to be reliable, and are not covered by the Report of Independent Registered Public Accounting Firm.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at March 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $85,641,693)		$110,629,356
Affiliated issuers (cost: $3,781,122)		3,636,937	$114,266,293
Cash denominated in currencies other than U.S. dollars
(cost: $31,412)			31,355
Cash			44,204
Receivables for:
Sales of investments		514,162
Sales of fund's shares		402,047
Dividends and interest		331,951	1,248,160
			115,590,012
Liabilities:
Payables for:
Purchases of investments		567,759
Repurchases of fund's shares		163,049
Open forward currency contracts		5,408
Investment advisory services		36,261
Services provided by affiliates		36,225
Trustees' deferred compensation		3,418
Other		2,356	814,476
Net assets at March 31, 2008			$114,775,536

Net assets consist of:
Capital paid in on shares of beneficial interest			$86,778,425
Distributions in excess of net investment income			(54,078)
Undistributed net realized gain			3,212,689
Net unrealized appreciation			24,838,500
Net assets at March 31, 2008			$114,775,536

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (2,461,985 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$57,445,015	1,226,793	$46.83
Class B	1,774,980	38,470	46.14
Class C	4,093,305	89,681	45.64
Class F	10,327,563	221,543	46.62
Class 529-A	789,456	16,967	46.53
Class 529-B	106,856	2,338	45.71
Class 529-C	316,538	6,937	45.63
Class 529-E	44,752	969	46.17
Class 529-F	50,836	1,092	46.54
Class R-1	190,484	4,192	45.45
Class R-2	1,295,698	28,402	45.62
Class R-3	7,638,736	165,911	46.04
Class R-4	10,970,455	237,613	46.17
Class R-5	19,730,862	421,077	46.86
* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $49.69 and $49.37, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended March 31, 2008		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $276,796; also includes
$155,969 from affiliates)		$2,587,031
Interest (net of non-U.S.
taxes of $6)		419,772	$3,006,803

Fees and expenses(*):
Investment advisory services		487,787
Distribution services		317,726
Transfer agent services		49,478
Administrative services		67,770
Reports to shareholders		1,618
Registration statement and prospectus		3,383
Postage, stationery and supplies		5,001
Trustees' compensation		603
Auditing and legal		256
Custodian		26,908
State and local taxes		1,460
Other		190
Total fees and expenses before reimbursements/waivers		962,180
Less reimbursements/waivers of fees and expenses:
Investment advisory services		48,848
Administrative services		23
Total fees and expenses after reimbursements/waivers			913,309
Net investment income			2,093,494

Net realized gain and unrealized
depreciation on investments
and currency:
Net realized gain (loss) on:
Investments (including $(226,976) net loss from affiliates)		9,634,150
Currency transactions		(47,988)	9,586,162
Net unrealized depreciation on:
Investments		(5,290,974)
Currency translations		(6,688)	(5,297,662)
Net realized gain and
unrealized depreciation
on investments and currency			4,288,500
Net increase in net assets resulting
from operations			$6,381,994

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Year ended March 31
		2008	2007
Operations:
Net investment income		$2,093,494	$1,333,839
Net realized gain on investments and
currency transactions		9,586,162	5,428,457
Net unrealized (depreciation) appreciation
on investments and currency translations		(5,297,662)	7,435,990
Net increase in net assets
resulting from operations		6,381,994	14,198,286

Dividends and distributions paid to
shareholders:
Dividends from net investment income		(2,229,069)	(1,497,738)

Distributions from net realized gain
on investments		(8,184,379)	(5,369,098)
Total dividends and distributions paid
to shareholders		(10,413,448)	(6,866,836)

Net capital share transactions		14,630,777	15,648,633

Total increase in net assets		10,599,323	22,980,083

Net assets:
Beginning of year		104,176,213	81,196,130
End of year (including
distributions in excess of
net investment income: $(54,078) and $(154,843), respectively)		$114,775,536	$104,176,213

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended March 31, 2008, non-U.S. taxes paid on realized gains were $12,020,000. As of March 31, 2008, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended March 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2000.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended March 31, 2008, the fund reclassified $236,899,000 from undistributed net realized gains to distributions in excess of net investment income, and reclassified $559,000 from distributions in excess of net investment income and $545,033,000 from undistributed net realized gains to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of March 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$197,144
Post-October currency loss deferrals (realized during the period November 1, 2007, through March 31, 2008)*	(19,047)
Undistributed long-term capital gain	3,252,385
Gross unrealized appreciation on investment securities	27,675,246
Gross unrealized depreciation on investment securities	(3,099,166)
Net unrealized appreciation on investment securities	24,576,080
Cost of investment securities	89,690,213

*These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended March 31, 2008			Year ended March 31, 2007
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$1,167,078	$4,213,545	$5,380,623	$1,530,317	$2,393,516	$3,923,833
Class B	23,244	131,749	154,993	35,100	71,445	106,545
Class C	52,409	299,432	351,841	72,589	149,151	221,740
Class F	195,993	709,861	905,854	222,669	348,654	571,323
Class 529-A	14,493	52,632	67,125	14,641	22,781	37,422
Class 529-B	1,259	7,566	8,825	1,724	3,610	5,334
Class 529-C	3,746	21,866	25,612	4,710	9,668	14,378
Class 529-E	720	3,077	3,797	816	1,402	2,218
Class 529-F	1,021	3,411	4,432	1,001	1,480	2,481
Class R-1	2,306	12,678	14,984	2,647	5,054	7,701
Class R-2	16,094	92,884	108,978	21,349	43,247	64,596
Class R-3	127,609	542,968	670,577	156,894	268,161	425,055
Class R-4	205,109	753,852	958,961	208,767	328,144	536,911
Class R-5	417,988	1,338,858	1,756,846	387,070	560,229	947,299
Total	$2,229,069	$8,184,379	$10,413,448	$2,660,294	$4,206,542	$6,866,836

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.400% on such assets in excess of $89 billion. Prior to January 1, 2008, CRMC reduced total investment advisory services fees by decreasing the annual rate on net assets in excess of $115 billion from a rate of 0.400% to a rate of 0.397%. The board of trustees approved an amended agreement effective January 1, 2008, which reflected this reduction in the annual rate on net assets in excess of $115 billion. In addition, CRMC is currently waiving 10% of investment advisory services fees. During the year ended March 31, 2008, total investment advisory services fees waived by CRMC were $48,848,000. As a result, the fee shown on the accompanying financial statements of $487,787,000, which was equivalent to an annualized rate of 0.421%, was reduced to $438,939,000, or 0.379% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2008, unreimbursed expenses subject to reimbursement totaled $1,311,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended March 31, 2008, the total administrative services fees paid by CRMC were $23,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended March 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$152,226	$48,274	Not applicable	Not applicable	Not applicable
Class B	18,598	1,204	Not applicable	Not applicable	Not applicable
Class C	41,216	Included in administrative services	$4,239	$495	Not applicable
Class F	24,908		10,111	874	Not applicable
Class 529-A	1,380		573	59	$730
Class 529-B	1,041		83	22	104
Class 529-C	2,978		234	51	298
Class 529-E	213		34	3	43
Class 529-F	-		37	4	47
Class R-1	1,700		223	48	Not applicable
Class R-2	9,517		1,836	3,364	Not applicable
Class R-3	37,703		9,648	2,245	Not applicable
Class R-4	26,246		15,158	203	Not applicable
Class R-5	Not applicable		16,910	94	Not applicable
Total	$317,726	$49,478	$59,086	$7,462	$1,222

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $603,000, shown on the accompanying financial statements, includes $390,000 in current fees (either paid in cash or deferred) and a net increase of $213,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended March 31, 2008
Class A	$8,974,111	175,762	$5,084,576	97,312	$(12,394,368)	(244,286)	$1,664,319	28,788
Class B	228,910	4,560	148,566	2,879	(251,107)	(5,087)	126,369	2,352
Class C	865,400	17,372	336,601	6,593	(586,970)	(11,971)	615,031	11,994
Class F	3,195,982	63,620	795,906	15,300	(1,930,614)	(38,373)	2,061,274	40,547
Class 529-A	199,305	3,946	67,120	1,292	(44,306)	(880)	222,119	4,358
Class 529-B	17,676	356	8,824	173	(5,231)	(106)	21,269	423
Class 529-C	79,000	1,595	25,606	502	(22,495)	(456)	82,111	1,641
Class 529-E	10,012	200	3,797	73	(3,122)	(63)	10,687	210
Class 529-F	14,387	285	4,432	85	(5,218)	(103)	13,601	267
Class R-1	95,361	1,934	14,948	294	(47,160)	(951)	63,149	1,277
Class R-2	546,756	11,042	108,925	2,135	(398,814)	(8,108)	256,867	5,069
Class R-3	3,104,305	61,709	670,402	13,038	(2,757,473)	(55,406)	1,017,234	19,341
Class R-4	5,085,720	101,445	958,504	18,601	(3,262,932)	(64,766)	2,781,292	55,280
Class R-5	8,505,982	165,682	1,736,435	33,233	(4,546,962)	(90,558)	5,695,455	108,357
Total net increase
(decrease)	$30,922,907	609,508	$9,964,642	191,510	$(26,256,772)	(521,114)	$14,630,777	279,904

Year ended March 31, 2007
Class A	$9,114,821	198,156	$3,721,933	81,000	$(9,935,802)	(217,043)	$2,900,952	62,113
Class B	273,549	6,039	102,014	2,245	(183,075)	(4,050)	192,488	4,234
Class C	915,499	20,346	212,631	4,722	(429,234)	(9,598)	698,896	15,470
Class F	2,897,757	63,298	503,269	10,993	(2,060,809)	(45,060)	1,340,217	29,231
Class 529-A	163,476	3,560	37,415	818	(25,465)	(557)	175,426	3,821
Class 529-B	17,299	384	5,334	118	(3,154)	(70)	19,479	432
Class 529-C	68,192	1,510	14,376	319	(14,146)	(315)	68,422	1,514
Class 529-E	9,422	206	2,216	49	(1,951)	(43)	9,687	212
Class 529-F	13,464	294	2,479	54	(2,351)	(51)	13,592	297
Class R-1	76,879	1,715	7,674	171	(21,761)	(489)	62,792	1,397
Class R-2	454,985	10,104	64,573	1,434	(232,177)	(5,163)	287,381	6,375
Class R-3	3,192,385	70,228	424,979	9,381	(1,466,601)	(32,415)	2,150,763	47,194
Class R-4	3,814,157	83,581	536,635	11,825	(1,611,565)	(35,585)	2,739,227	59,821
Class R-5	6,007,339	130,238	935,188	20,352	(1,953,216)	(42,725)	4,989,311	107,865
Total net increase
(decrease)	$27,019,224	589,659	$6,570,716	143,481	$(17,941,307)	(393,164)	$15,648,633	339,976

* Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of March 31, 2008, the fund had an open forward currency contract to sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at March 31, 2008

	Receive	Deliver	Amount	Unrealized depreciation

Sales:

Euros expiring 8/11/2008	$60,000	€41,697	$65,408	$(5,408)

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $41,924,502,000 and $41,236,004,000, respectively, during the year ended March 31, 2008.

Financial highlights

		Income from investment operations(1)			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return (2) (3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reim-bursements/ waivers	Ratio of expenses to average net assets after reim-bursements/ waivers (3)	Ratio of net income to average net assets (3)
Class A:
Year ended 3/31/2008	$47.92	$.95	$2.60	$3.55	$(1.01)	$(3.63)	$(4.64)	$46.83	6.40%	$57,445.79%		.74%	1.87%
Year ended 3/31/2007	44.20	.71	6.49	7.20	(.77)	(2.71)	(3.48)	47.92	16.63	57,407.79		.75	1.54
Year ended 3/31/2006	35.63	.62	9.99	10.61	(.72)	(1.32)	(2.04)	44.20	30.25	50,209.81		.76	1.58
Year ended 3/31/2005	32.26	.43	3.45	3.88	(.51)	-	(.51)	35.63	12.08	37,515.83		.82	1.31
Year ended 3/31/2004	20.78	.29	11.50	11.79	(.31)	-	(.31)	32.26	57.11	32,759.87		.87	1.08
Class B:
Year ended 3/31/2008	47.31	.56	2.54	3.10	(.64)	(3.63)	(4.27)	46.14	5.60	1,775	1.52	1.48	1.12
Year ended 3/31/2007	43.71	.35	6.42	6.77	(.46)	(2.71)	(3.17)	47.31	15.78	1,709	1.54	1.50	.78
Year ended 3/31/2006	35.29	.32	9.88	10.20	(.46)	(1.32)	(1.78)	43.71	29.32	1,394	1.55	1.51	.82
Year ended 3/31/2005	32.00	.18	3.41	3.59	(.30)	-	(.30)	35.29	11.24	954	1.58	1.56	.55
Year ended 3/31/2004	20.65	.08	11.41	11.49	(.14)	-	(.14)	32.00	55.95	737	1.62	1.62	.31
Class C:
Year ended 3/31/2008	46.85	.53	2.53	3.06	(.64)	(3.63)	(4.27)	45.64	5.57	4,093	1.57	1.53	1.06
Year ended 3/31/2007	43.35	.31	6.35	6.66	(.45)	(2.71)	(3.16)	46.85	15.65	3,640	1.62	1.58	.69
Year ended 3/31/2006	35.04	.27	9.82	10.09	(.46)	(1.32)	(1.78)	43.35	29.21	2,697	1.64	1.60	.71
Year ended 3/31/2005	31.81	.14	3.40	3.54	(.31)	-	(.31)	35.04	11.16	1,546	1.67	1.65	.44
Year ended 3/31/2004	20.58	.06	11.37	11.43	(.20)	-	(.20)	31.81	55.76	939	1.70	1.70	.19
Class F:
Year ended 3/31/2008	47.73	.92	2.60	3.52	(1.00)	(3.63)	(4.63)	46.62	6.38	10,328.81		.77	1.81
Year ended 3/31/2007	44.05	.69	6.47	7.16	(.77)	(2.71)	(3.48)	47.73	16.59	8,639.82		.78	1.50
Year ended 3/31/2006	35.52	.59	9.97	10.56	(.71)	(1.32)	(2.03)	44.05	30.22	6,686.84		.80	1.50
Year ended 3/31/2005	32.18	.40	3.45	3.85	(.51)	-	(.51)	35.52	12.01	3,901.90		.89	1.20
Year ended 3/31/2004	20.75	.27	11.48	11.75	(.32)	-	(.32)	32.18	57.02	2,449.92		.92	.97
Class 529-A:
Year ended 3/31/2008	47.66	.90	2.60	3.50	(1.00)	(3.63)	(4.63)	46.53	6.34	789.83		.79	1.78
Year ended 3/31/2007	44.00	.67	6.48	7.15	(.78)	(2.71)	(3.49)	47.66	16.59	601.83		.79	1.45
Year ended 3/31/2006	35.49	.58	9.97	10.55	(.72)	(1.32)	(2.04)	44.00	30.21	387.85		.80	1.47
Year ended 3/31/2005	32.15	.39	3.46	3.85	(.51)	-	(.51)	35.49	12.04	197.91		.89	1.18
Year ended 3/31/2004	20.74	.27	11.47	11.74	(.33)	-	(.33)	32.15	57.00	104.91		.91	.98
Class 529-B:
Year ended 3/31/2008	46.93	.48	2.53	3.01	(.60)	(3.63)	(4.23)	45.71	5.47	107	1.66	1.61	.97
Year ended 3/31/2007	43.42	.28	6.37	6.65	(.43)	(2.71)	(3.14)	46.93	15.60	90	1.67	1.63	.63
Year ended 3/31/2006	35.09	.25	9.82	10.07	(.42)	(1.32)	(1.74)	43.42	29.10	64	1.71	1.67	.64
Year ended 3/31/2005	31.86	.10	3.40	3.50	(.27)	-	(.27)	35.09	11.01	39	1.80	1.79	.30
Year ended 3/31/2004	20.61	.02	11.38	11.40	(.15)	-	(.15)	31.86	55.61	24	1.83	1.83	.06
Class 529-C:
Year ended 3/31/2008	46.87	.48	2.53	3.01	(.62)	(3.63)	(4.25)	45.63	5.47	317	1.65	1.61	.96
Year ended 3/31/2007	43.38	.28	6.37	6.65	(.45)	(2.71)	(3.16)	46.87	15.62	248	1.67	1.63	.62
Year ended 3/31/2006	35.08	.24	9.83	10.07	(.45)	(1.32)	(1.77)	43.38	29.11	164	1.70	1.66	.63
Year ended 3/31/2005	31.86	.10	3.40	3.50	(.28)	-	(.28)	35.08	11.02	88	1.79	1.78	.31
Year ended 3/31/2004	20.61	.02	11.39	11.41	(.16)	-	(.16)	31.86	55.66	50	1.82	1.82	.07
Class 529-E:
Year ended 3/31/2008	47.34	.74	2.57	3.31	(.85)	(3.63)	(4.48)	46.17	6.00	45	1.14	1.10	1.47
Year ended 3/31/2007	43.75	.52	6.43	6.95	(.65)	(2.71)	(3.36)	47.34	16.21	36	1.15	1.11	1.14
Year ended 3/31/2006	35.33	.45	9.91	10.36	(.62)	(1.32)	(1.94)	43.75	29.77	24	1.18	1.13	1.13
Year ended 3/31/2005	32.04	.28	3.43	3.71	(.42)	-	(.42)	35.33	11.63	12	1.26	1.24	.84
Year ended 3/31/2004	20.69	.17	11.44	11.61	(.26)	-	(.26)	32.04	56.45	7	1.28	1.28	.61
Class 529-F:
Year ended 3/31/2008	$47.65	$.99	2.62	$3.61	$(1.09)	$(3.63)	$(4.72)	$46.54	6.55%	$51.64%		.60%	1.96%
Year ended 3/31/2007	43.98	.74	6.49	7.23	(.85)	(2.71)	(3.56)	47.65	16.79	39.65		.61	1.61
Year ended 3/31/2006	35.45	.64	9.96	10.60	(.75)	(1.32)	(2.07)	43.98	30.39	23.70		.66	1.63
Year ended 3/31/2005	32.13	.36	3.44	3.80	(.48)	-	(.48)	35.45	11.89	12	1.01	.99	1.09
Year ended 3/31/2004	20.74	.24	11.48	11.72	(.33)	-	(.33)	32.13	56.79	6	1.02	1.02	.82
Class R-1:
Year ended 3/31/2008	46.71	.49	2.54	3.03	(.66)	(3.63)	(4.29)	45.45	5.52	190	1.61	1.57	.99
Year ended 3/31/2007	43.29	.28	6.38	6.66	(.53)	(2.71)	(3.24)	46.71	15.68	136	1.62	1.58	.61
Year ended 3/31/2006	35.04	.26	9.82	10.08	(.51)	(1.32)	(1.83)	43.29	29.16	66	1.65	1.61	.66
Year ended 3/31/2005	31.89	.11	3.43	3.54	(.39)	-	(.39)	35.04	11.18	29	1.72	1.68	.34
Year ended 3/31/2004	20.67	.04	11.41	11.45	(.23)	-	(.23)	31.89	55.72	8	1.82	1.71	.15
Class R-2:
Year ended 3/31/2008	46.84	.50	2.54	3.04	(.63)	(3.63)	(4.26)	45.62	5.51	1,296	1.61	1.57	1.01
Year ended 3/31/2007	43.36	.30	6.35	6.65	(.46)	(2.71)	(3.17)	46.84	15.66	1,093	1.67	1.59	.66
Year ended 3/31/2006	35.07	.26	9.83	10.09	(.48)	(1.32)	(1.80)	43.36	29.20	735	1.76	1.60	.68
Year ended 3/31/2005	31.86	.14	3.41	3.55	(.34)	-	(.34)	35.07	11.17	375	1.90	1.64	.42
Year ended 3/31/2004	20.64	.05	11.40	11.45	(.23)	-	(.23)	31.86	55.78	174	2.08	1.67	.17
Class R-3:
Year ended 3/31/2008	47.20	.78	2.54	3.32	(.85)	(3.63)	(4.48)	46.04	6.05	7,639	1.11	1.07	1.55
Year ended 3/31/2007	43.64	.52	6.41	6.93	(.66)	(2.71)	(3.37)	47.20	16.20	6,918	1.15	1.10	1.14
Year ended 3/31/2006	35.23	.46	9.89	10.35	(.62)	(1.32)	(1.94)	43.64	29.85	4,336	1.15	1.11	1.18
Year ended 3/31/2005	31.96	.30	3.42	3.72	(.45)	-	(.45)	35.23	11.68	2,321	1.18	1.16	.89
Year ended 3/31/2004	20.68	.15	11.45	11.60	(.32)	-	(.32)	31.96	56.46	1,052	1.29	1.29	.51
Class R-4:
Year ended 3/31/2008	47.31	.88	2.60	3.48	(.99)	(3.63)	(4.62)	46.17	6.32	10,970.85		.81	1.75
Year ended 3/31/2007	43.69	.64	6.45	7.09	(.76)	(2.71)	(3.47)	47.31	16.61	8,627.87		.82	1.41
Year ended 3/31/2006	35.25	.57	9.91	10.48	(.72)	(1.32)	(2.04)	43.69	30.20	5,352.87		.83	1.45
Year ended 3/31/2005	31.95	.39	3.44	3.83	(.53)	-	(.53)	35.25	12.04	2,668.90		.88	1.17
Year ended 3/31/2004	20.63	.27	11.41	11.68	(.36)	-	(.36)	31.95	57.00	1,106.92		.92	.92
Class R-5:
Year ended 3/31/2008	47.94	1.05	2.63	3.68	(1.13)	(3.63)	(4.76)	46.86	6.64	19,731.55		.50	2.05
Year ended 3/31/2007	44.22	.78	6.53	7.31	(.88)	(2.71)	(3.59)	47.94	16.91	14,993.57		.52	1.70
Year ended 3/31/2006	35.64	.69	10.02	10.71	(.81)	(1.32)	(2.13)	44.22	30.56	9,059.58		.53	1.74
Year ended 3/31/2005	32.26	.50	3.47	3.97	(.59)	-	(.59)	35.64	12.38	4,507.59		.58	1.51
Year ended 3/31/2004	20.78	.35	11.51	11.86	(.38)	-	(.38)	32.26	57.49	2,473.61		.61	1.27

	Year ended March 31
	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	38%	27%	35%	30%	25%

(1) Based on average shares outstanding.
(2) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the years shown, CRMC reduced fees for investment advisory services. In addition, during  some of the years shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
EuroPacific Growth Fund:

We have audited the accompanying statement of assets and liabilities of EuroPacific Growth Fund (the “Fund”), including the investment portfolio, as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EuroPacific Growth Fund as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
May 7, 2008

Tax information	unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended March 31, 2008:

Long-term capital gains	$8,678,296,000
Foreign taxes	$0.12 per share
Foreign source income	$1.28 per share
Qualified dividend income	100%
Corporate dividends received deduction	$707,000
U.S. government income that may be exempt from state taxation	$30,699,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009 to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

EuroPacific Growth Fund

Part C
Other Information

Item 23.	Exhibits for Registration Statement (1940 Act No. 811-03734 and 1933 Act. No. 002-83847

(a-1)
Declaration of Trust - Restatement of Declaration of Trust filed 3/5/84 - previously filed (see Post-Effective (“P/E”) Amendment No. 17 filed 5/29/97); Establishment and Designation of Additional Classes of Shares filed 1/13/00 - previously filed (see P/E Amendment No. 21 filed 3/13/00); Establishment and Designation of Additional Classes of Shares filed 1/26/01 - previously filed (see P/E Amendment No. 23 filed 3/14/01); Establishment and Designation of Additional Classes of Shares dated 1/18/02 - previously filed (see P/E Amendment No. 25 filed 2/15/02); Certificate of Amendment filed 3/27/84 – previously filed (see P/E Amendment No. 36 filed 6/30/08); Establishment and Designation of Additional Class of Shares filed 5/23/08 – previously filed (see P/E Amendment No. 36 filed 6/30/08)

(a-2)	Establishment and Designation of Additional Class of Shares filed 3/27/09

(b)	By-laws – By-laws as amended 6/7/07 – previously filed (see P/E Amendment No. 36 filed 6/30/08)

(c)	Instruments Defining Rights of Security Holders – Form of share certificate - previously filed (see P/E Amendment No. 23 filed 3/14/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 12/4/07 – previously filed (see P/E Amendment No. 36 filed 6/30/08)

(e-1)
Underwriting Contracts – Form of Selling Group Agreement – previously filed (see P/E Amendment No. 26 filed 5/14/02); Form of Bank Selling Group Agreement – previously filed (see P/E Amendment No. 26 filed 5/14/02); Form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only – previously filed (see P/E Amendment No. 26 filed 5/14/02); Form of Institutional Selling Group Agreement – previously filed (see P/E Amendment No. 26 filed 5/14/02); Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 32 filed 6/1/07); Form of Amendment to Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 32 filed 6/1/07); Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 36 filed 6/30/08); and Form of Amended and Restated Principal Underwriting Agreement effective 7/30/08 – previously filed (see P/E Amendment No. 36 filed 6/30/08)

(e-2)
Form of Amendment to Selling Group Agreement effective 10/1/08; Form of Amendment to Selling Group Agreement effective 5/1/09; Form of Amendment to Institutional Selling Group Agreement effective 10/1/08; Form of Amendment to Institutional Selling Group Agreement effective 5/1/09; Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/1/09; Form of Class F Share Participation Agreement; Form of Amendment to Class F Share Participation Agreement effective 8/1/08; Form of Amendment to Class F Share Participation Agreement effective 5/1/09; Form of Bank/Trust Company Participation Agreement for Class F Shares; Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 8/1/08; Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/1/09; and Form of Amended and Restated Principal Underwriting Agreement effective 5/1/09

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 1/1/08 – previously filed (see P/E Amendment No. 36 filed 6/30/08)

(g)	Custodian Agreements – Form of Global Custody Agreement effective 12/21/06 – previously filed (see P/E Amendment No. 32 filed 6/1/07)

(h-1)
Other Material Contracts – Form of Amended Shareholder Services Agreement effective 4/1/03 – previously filed (see P/E Amendment No. 29 filed 5/28/04); Form of Indemnification Agreement – previously filed (see P/E Amendment No. 30 filed 5/31/05); Form of Amendment of Amended Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 32 filed 6/1/07); and Form of Amended and Restated Administrative Services Agreement effective 7/30/08 – previously filed (see P/E Amendment No. 36 filed 6/30/08)

(h-2)	Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08; Form Amended and Restated Administrative Services Agreement effective 5/1/09

(i-1)
Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 17 filed 5/29/97, P/E Amendment No. 21 filed 3/13/00, P/E Amendment No. 23 filed 3/14/01, P/E Amendment No. 25 filed 2/15/02, P/E Amendment No. 26 filed 5/14/02 and P/E Amendment No. 36 filed 6/30/08)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements - none

(m)
Rule 12b-1 Plan – Form of Plan of Distribution for Class A dated 4/1/89 – previously filed (see P/E Amendment No. 17 filed 5/29/97); Form of Plan of Distribution for Class 529-A – previously filed (see P/E Amendment No. 25 filed 2/15/02); Forms of Amended and Restated Plan of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3 and R-4, dated 10/1/05 – previously filed (see P/E Amendment No. 31 filed 5/31/06); and Forms of Amendment to Plan of Distribution – Classes F-1 and 529-F-1 dated 6/16/08 – previously filed (see P/E Amendment No. 36 filed 6/30/08)

(n)	Rule 18f-3 – Form of Amended and Restated Multiple Class Plan effective 5/1/09

(o)	Reserved

  (p)                 Code of Ethics – Code of Ethics for The Capital Group Companies dated December 2008; and Code of Ethics for Registrant dated December 2005

Item 24.                      Persons Controlled by or Under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article III of the Registrant's Declaration of Trust and Article VI of the Registrant’s By-Laws (attached as an exhibit hereto) as well as the indemnification agreements (a form of which is attached as an exhibit hereto) that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980)

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Endowments, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	Christopher J. Curran	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Jeffrey C. Denny	Regional Vice President	None
	James A. DePerno, Jr. 570 Porterville Road East Aurora, NY 14052	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	Vice President
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Krista M. Johnson	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Brian A. Roberts	Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
LAO	Rodney G. Smith	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 6455 Irvine Center Drive, Irvine, California 92618.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia  23513.

Registrant's records covering portfolio transactions are maintained and kept by the fund’s custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                      Management Services

None

Item 30.                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 31st day of March, 2009.

EUROPACIFIC GROWTH FUND

By: /s/ Gina H. Despres
(Gina H. Despres, Vice Chairman)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on March 31, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Gina H. Despres	Vice Chairman and Trustee
(Gina H. Despres)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Bryan K. Nielsen	Treasurer
(Bryan K. Nielsen)

(3)	Trustees:
	Elisabeth Allison*	Trustee
	Vanessa C.L. Chang*	Trustee
	/s/ Mark E. Denning	President and Trustee
(Mark E. Denning)
	/s/ Gina H. Despres	Vice Chairman and Trustee
(Gina H. Despres)
	Nicholas Donatiello*	Trustee
	Robert A. Fox*	Trustee
	Koichi Itoh*	Trustee
	William H. Kling*	Trustee
	John G. McDonald*	Trustee
	William I. Miller*	Chairman of the Board (Independent and Non-Executive)
	Alessandro Ovi*	Trustee
	Kirk P. Pendleton*	Trustee
	Rozanne L. Ridgway*	Trustee
*By: /s/ Vincent P. Corti
(Vincent P. Corti, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Timothy W. McHale
(Timothy W. McHale)

POWER OF ATTORNEY

I, Elisabeth Allison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Bryan K. Nielsen

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED atBelmont, MA, this 11th day of August, 2008.
  (City, State)

/s/ Elisabeth Allison
Elisabeth Allison, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Bryan K. Nielsen

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 18th day of August, 2008.
    (City, State)

/s/ Vanessa C. L. Chang
Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Nicholas Donatiello, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Bryan K. Nielsen

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED atLos Angeles, CA, this 16th day of December, 2008.
    (City, State)

/s/ Nicholas Donatiello, Jr.
Nicholas Donatiello, Jr., Board member

POWER OF ATTORNEY

I, Robert A. Fox, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim Bryan K. Nielsen Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Reno, NV, this 8th day of August, 2008.
(City, State)

/s/ Robert A. Fox
Robert A. Fox, Board member

POWER OF ATTORNEY

I, Koichi Itoh, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Bryan K. Nielsen Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tokyo, Japan, this 14th day of August, 2008.
 (City, State)

/s/ Koichi Itoh
Koichi Itoh, Board member

POWER OF ATTORNEY

I, William H. Kling, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Bryan K. Nielsen David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at St. Paul, MN, this 14th day of August, 2008.
 (City, State)

/s/ William H. Kling
William H. Kling, Board member

POWER OF ATTORNEY

I, John G. McDonald, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund, Inc. (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim Bryan K. Nielsen Jeffrey P. Regal Carmelo Spinella

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Stanford, CA, this 6th day of August, 2008.
 (City, State)

/s/ John G. McDonald
John G. McDonald, Board member

POWER OF ATTORNEY

I, William I. Miller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Bryan K. Nielsen

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Columbus, IN, this 7th day of August, 2008.
 (City, State)

/s/ William I. Miller
William I. Miller, Board member

POWER OF ATTORNEY

I, Alessandro Ovi, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Bryan K. Nielsen

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rome, Italy, this 2nd day of September, 2008.
(City, State)

/s/ Alessandro Ovi
Alessandro Ovi, Board member

POWER OF ATTORNEY

I, Kirk P. Pendleton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105).

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman Bryan K. Nielsen David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Athyn, PA, this 8th day of August, 2008.
   (City, State)

/s/ Kirk P. Pendleton
Kirk P. Pendleton, Board member

POWER OF ATTORNEY

I, Rozanne L. Ridgway, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Bryan K. Nielsen

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Arlington, VA, this 7th day of August, 2008.
  (City, State)

/s/ Rozanne L. Ridgway
Rozanne L. Ridgway, Board member